UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-2105

Fidelity Salem Street Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	April 30

Date of reporting period:	October 31, 2011

Item 1. Reports to Stockholders

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Investor Class

Fidelity Advantage® Class

Semiannual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Spartan® Small Cap Index Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 8, 2011 to October 31, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2011	Expenses Paid During Period
Spartan Mid Cap Index Fund
Investor Class	.26%
Actual		$ 1,000.00	$ 1,051.00	$ .39 B
HypotheticalA		$ 1,000.00	$ 1,023.83	$ 1.32 C
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,051.00	$ .18 B
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .61 C
Institutional Class	.08%
Actual		$ 1,000.00	$ 1,051.00	$ .12 B
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .41 C
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,051.00	$ .09 B
HypotheticalA		$ 1,000.00	$ 1,024.83	$ .31 C
Spartan Small Cap Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 1,067.00	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,023.58	$ 1.58 C
Fidelity Advantage Class	.17%
Actual		$ 1,000.00	$ 1,068.00	$ .26 B
HypotheticalA		$ 1,000.00	$ 1,024.28	$ .87 C
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,068.00	$ .20 B
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .66 C
Fidelity Advantage Institutional Class	.11%
Actual		$ 1,000.00	$ 1,068.00	$ .17 B
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .56 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 54/366 (to reflect the period September 8, 2011 to October 31, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Spartan Mid Cap Index

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2011
% of fund's net assets
El Paso Corp.	0.5
Spectra Energy Corp.	0.5
Equity Residential (SBI)	0.4
H.J. Heinz Co.	0.4
Intuitive Surgical, Inc.	0.4
PPL Corp.	0.4
Consolidated Edison, Inc.	0.5
Marsh & McLennan Companies, Inc.	0.4
Intuit, Inc.	0.4
HCP, Inc.	0.4
4.3
Market Sectors as of October 31, 2011
% of fund's net assets
Financials	18.7
Consumer Discretionary	15.8
Information Technology	13.6
Industrials	12.4
Health Care	9.6
Energy	8.3
Utilities	7.1
Materials	6.5
Consumer Staples	6.3
Telecommunication Services	1.2

Semiannual Report

Spartan Mid Cap Index

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.9%
Autoliv, Inc.	285	$ 16,464
BorgWarner, Inc. (a)	349	26,695
Federal-Mogul Corp. Class A (a)	52	877
Gentex Corp.	455	13,705
Lear Corp.	335	15,715
The Goodyear Tire & Rubber Co. (a)	775	11,129
TRW Automotive Holdings Corp. (a)	324	13,640
Visteon Corp. (a)	161	8,955
		107,180
Automobiles - 0.3%
Harley-Davidson, Inc.	752	29,253
Tesla Motors, Inc. (a)	178	5,228
Thor Industries, Inc.	138	3,649
		38,130
Distributors - 0.3%
Genuine Parts Co.	501	28,772
LKQ Corp. (a)	464	13,540
		42,312
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	357	16,904
Career Education Corp. (a)	201	3,242
DeVry, Inc.	218	8,214
Education Management Corp. (a)	115	2,284
H&R Block, Inc.	974	14,892
ITT Educational Services, Inc. (a)	84	5,205
Service Corp. International	752	7,520
Weight Watchers International, Inc.	92	6,865
		65,126
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)	133	4,824
Brinker International, Inc.	272	6,229
Chipotle Mexican Grill, Inc. (a)	99	33,276
Choice Hotels International, Inc.	93	3,328
Darden Restaurants, Inc.	435	20,828
Dunkin' Brands Group, Inc. (a)	86	2,503
Hyatt Hotels Corp. Class A (a)	145	5,393
International Game Technology	956	16,816
Marriott International, Inc. Class A	823	25,925
MGM Mirage, Inc. (a)	1,120	12,902
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)	92	$ 12,299
Penn National Gaming, Inc. (a)	214	7,704
Royal Caribbean Cruises Ltd.	430	12,780
Starwood Hotels & Resorts Worldwide, Inc.	621	31,118
Wendy's Co. (a)	918	4,645
WMS Industries, Inc. (a)	180	3,944
Wyndham Worldwide Corp.	541	18,215
Wynn Resorts Ltd.	252	33,466
		256,195
Household Durables - 1.2%
D.R. Horton, Inc.	885	9,850
Garmin Ltd.	341	11,727
Harman International Industries, Inc.	221	9,538
Jarden Corp.	290	9,289
Leggett & Platt, Inc.	453	9,921
Lennar Corp. Class A	506	8,369
Mohawk Industries, Inc. (a)	180	9,477
Newell Rubbermaid, Inc.	928	13,734
NVR, Inc. (a)	17	10,927
PulteGroup, Inc. (a)	1,111	5,755
Tempur-Pedic International, Inc. (a)	218	14,837
Toll Brothers, Inc. (a)	461	8,040
Tupperware Brands Corp.	199	11,251
Whirlpool Corp.	243	12,347
		145,062
Internet & Catalog Retail - 0.3%
Expedia, Inc.	617	16,202
HomeAway, Inc.	25	826
Netflix, Inc. (a)	167	13,707
		30,735
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	389	14,805
Mattel, Inc.	1,108	31,290
Polaris Industries, Inc.	206	13,048
		59,143
Media - 3.1%
AMC Networks, Inc. Class A	175	5,709
Cablevision Systems Corp. - NY Group Class A	692	10,013
Charter Communications, Inc. Class A (a)	184	8,453
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Outdoor Holding, Inc. Class A (a)	142	$ 1,562
Discovery Communications, Inc. (a)	887	38,549
DISH Network Corp. Class A (a)	637	15,396
DreamWorks Animation SKG, Inc. Class A (a)	222	4,118
Gannett Co., Inc.	762	8,908
Interpublic Group of Companies, Inc.	1,556	14,751
John Wiley & Sons, Inc. Class A	147	6,991
Lamar Advertising Co. Class A (a)	182	4,093
Liberty Global, Inc. Class A (a)	881	35,399
Liberty Media Corp.:
Capital Series A (a)	226	17,361
Interactive Series A (a)	1,913	31,431
Liberty Starz Series A (a)	165	11,270
Madison Square Garden Co. Class A (a)	185	4,890
McGraw-Hill Companies, Inc.	970	41,225
Morningstar, Inc.	80	4,718
Omnicom Group, Inc.	895	39,810
Pandora Media, Inc.	46	727
Regal Entertainment Group Class A	257	3,711
Scripps Networks Interactive, Inc. Class A	300	12,744
Sirius XM Radio, Inc. (a)	12,565	22,491
Virgin Media, Inc.	1,010	24,624
Washington Post Co. Class B	16	5,443
		374,387
Multiline Retail - 1.4%
Big Lots, Inc. (a)	207	7,802
Dillard's, Inc. Class A	98	5,050
Dollar General Corp. (a)	314	12,453
Dollar Tree, Inc. (a)	389	31,104
Family Dollar Stores, Inc.	390	22,866
JCPenney Co., Inc.	527	16,906
Macy's, Inc.	1,355	41,368
Nordstrom, Inc.	519	26,308
Sears Holdings Corp. (a)	123	9,616
		173,473
Specialty Retail - 4.1%
Aarons, Inc. Class A	253	6,770
Abercrombie & Fitch Co. Class A	280	20,832
Advance Auto Parts, Inc.	235	15,291
American Eagle Outfitters, Inc.	618	8,114
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)	125	$ 4,868
AutoZone, Inc. (a)	84	27,182
Bed Bath & Beyond, Inc. (a)	792	48,977
Best Buy Co., Inc.	935	24,525
CarMax, Inc. (a)	719	21,613
Chico's FAS, Inc.	557	6,885
Dick's Sporting Goods, Inc. (a)	300	11,727
DSW, Inc. Class A	68	3,559
Foot Locker, Inc.	492	10,755
GameStop Corp. Class A (a)	449	11,481
Gap, Inc.	1,127	21,300
Guess?, Inc.	206	6,796
Limited Brands, Inc.	793	33,869
O'Reilly Automotive, Inc. (a)	439	33,386
PetSmart, Inc.	361	16,949
RadioShack Corp.	308	3,668
Ross Stores, Inc.	374	32,811
Sally Beauty Holdings, Inc. (a)	309	5,930
Signet Jewelers Ltd.	275	11,855
Staples, Inc.	2,270	33,959
Tiffany & Co., Inc.	407	32,450
Tractor Supply Co.	230	16,316
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	144	9,690
Urban Outfitters, Inc. (a)	383	10,437
Williams-Sonoma, Inc.	334	12,538
		504,533
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	123	14,175
Fossil, Inc. (a)	167	17,311
Hanesbrands, Inc. (a)	306	8,069
PVH Corp.	190	14,138
Ralph Lauren Corp.	200	31,758
Under Armour, Inc. Class A (sub. vtg.) (a)	116	9,792
VF Corp.	277	38,287
		133,530
TOTAL CONSUMER DISCRETIONARY		1,929,806
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.3%
Beverages - 1.2%
Beam, Inc.	491	$ 24,270
Brown-Forman Corp. Class B (non-vtg.)	326	24,362
Coca-Cola Enterprises, Inc.	1,036	27,786
Constellation Brands, Inc. Class A (sub. vtg.) (a)	577	11,667
Dr Pepper Snapple Group, Inc.	705	26,402
Hansen Natural Corp. (a)	223	19,867
Molson Coors Brewing Co. Class B	428	18,122
		152,476
Food & Staples Retailing - 0.5%
Safeway, Inc.	1,127	21,830
SUPERVALU, Inc.	688	5,518
Whole Foods Market, Inc.	492	35,483
		62,831
Food Products - 3.3%
Bunge Ltd.	468	28,908
Campbell Soup Co.	565	18,786
ConAgra Foods, Inc.	1,301	32,954
Corn Products International, Inc.	243	11,786
Dean Foods Co. (a)	591	5,745
Flowers Foods, Inc.	353	7,127
Green Mountain Coffee Roasters, Inc. (a)	391	25,423
H.J. Heinz Co.	1,021	54,562
Hershey Co.	482	27,585
Hormel Foods Corp.	439	12,937
McCormick & Co., Inc. (non-vtg.)	423	20,541
Mead Johnson Nutrition Co. Class A	649	46,631
Ralcorp Holdings, Inc. (a)	175	14,147
Sara Lee Corp.	1,863	33,161
Smithfield Foods, Inc. (a)	528	12,070
The J.M. Smucker Co.	369	28,420
Tyson Foods, Inc. Class A	959	18,509
		399,292
Household Products - 0.5%
Church & Dwight Co., Inc.	456	20,146
Clorox Co.	424	28,383
Energizer Holdings, Inc. (a)	222	16,381
		64,910
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Avon Products, Inc.	1,371	$ 25,062
Herbalife Ltd.	379	23,634
		48,696
Tobacco - 0.4%
Lorillard, Inc.	429	47,473
TOTAL CONSUMER STAPLES		775,678
ENERGY - 8.3%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	179	7,650
Cameron International Corp. (a)	780	38,329
Carbo Ceramics, Inc.	61	8,287
Core Laboratories NV	145	15,698
Diamond Offshore Drilling, Inc.	220	14,419
Dresser-Rand Group, Inc. (a)	254	12,294
FMC Technologies, Inc. (a)	765	34,287
Helmerich & Payne, Inc.	304	16,167
McDermott International, Inc. (a)	744	8,169
Nabors Industries Ltd. (a)	914	16,754
Oceaneering International, Inc.	346	14,473
Oil States International, Inc. (a)	162	11,277
Patterson-UTI Energy, Inc.	491	9,977
Rowan Companies, Inc. (a)	406	14,003
RPC, Inc.	145	2,693
SEACOR Holdings, Inc.	69	5,875
Superior Energy Services, Inc. (a)	252	7,086
Tidewater, Inc.	163	8,024
Unit Corp. (a)	133	6,525
		251,987
Oil, Gas & Consumable Fuels - 6.2%
Alpha Natural Resources, Inc. (a)	721	17,333
Arch Coal, Inc.	673	12,262
Brigham Exploration Co. (a)	372	13,546
Cabot Oil & Gas Corp.	333	25,881
Cimarex Energy Co.	272	17,408
Cobalt International Energy, Inc. (a)	377	3,891
Concho Resources, Inc. (a)	329	31,163
CONSOL Energy, Inc.	722	30,873
Continental Resources, Inc. (a)	134	8,127
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	1,280	$ 20,096
El Paso Corp.	2,444	61,124
Energen Corp.	229	11,235
EQT Corp.	428	27,178
EXCO Resources, Inc.	481	6,065
Forest Oil Corp. (a)	349	4,069
HollyFrontier Corp.	608	18,660
Kosmos Energy Ltd.	110	1,705
Murphy Oil Corp.	616	34,108
Newfield Exploration Co. (a)	428	17,231
Noble Energy, Inc.	561	50,120
Peabody Energy Corp.	862	37,385
Pioneer Natural Resources Co.	372	31,211
Plains Exploration & Production Co. (a)	448	14,112
QEP Resources, Inc.	563	20,015
Quicksilver Resources, Inc. (a)	384	2,957
Range Resources Corp.	511	35,177
SandRidge Energy, Inc. (a)	1,302	9,973
SM Energy Co.	202	16,748
Southern Union Co.	397	16,686
Spectra Energy Corp.	2,063	59,064
Sunoco, Inc.	344	12,807
Teekay Corp.	133	3,426
Tesoro Corp. (a)	457	11,855
Ultra Petroleum Corp. (a)	486	15,484
Valero Energy Corp.	1,815	44,649
Whiting Petroleum Corp. (a)	374	17,410
		761,034
TOTAL ENERGY		1,013,021
FINANCIALS - 18.7%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	166	15,373
American Capital Ltd. (a)	1,114	8,656
Ameriprise Financial, Inc.	771	35,990
E*TRADE Financial Corp. (a)	796	8,637
Eaton Vance Corp. (non-vtg.)	377	9,911
Federated Investors, Inc. Class B (non-vtg.)	294	5,745
Greenhill & Co., Inc.	95	3,589
Invesco Ltd.	1,471	29,523
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	581	$ 3,811
Jefferies Group, Inc.	434	5,755
Lazard Ltd. Class A	352	9,624
Legg Mason, Inc.	473	13,008
LPL Investment Holdings, Inc.	112	3,249
Northern Trust Corp.	691	27,965
Raymond James Financial, Inc.	324	9,840
SEI Investments Co.	463	7,496
T. Rowe Price Group, Inc.	826	43,646
TD Ameritrade Holding Corp.	697	11,696
Waddell & Reed Financial, Inc. Class A	273	7,570
		261,084
Commercial Banks - 2.4%
Associated Banc-Corp.	555	6,188
Bank of Hawaii Corp.	153	6,461
BOK Financial Corp.	80	4,178
CapitalSource, Inc.	1,029	6,544
CIT Group, Inc. (a)	638	22,234
City National Corp.	149	6,321
Comerica, Inc.	640	16,352
Commerce Bancshares, Inc.	234	9,079
Cullen/Frost Bankers, Inc.	168	8,239
East West Bancorp, Inc.	470	9,151
Fifth Third Bancorp	2,923	35,105
First Citizen Bancshares, Inc.	17	2,772
First Horizon National Corp.	849	5,935
First Republic Bank	235	6,510
Fulton Financial Corp.	641	6,051
Huntington Bancshares, Inc.	2,750	14,245
KeyCorp	3,024	21,349
M&T Bank Corp.	399	30,368
Popular, Inc. (a)	3,297	6,132
Regions Financial Corp.	3,995	15,700
SunTrust Banks, Inc.	1,707	33,679
Synovus Financial Corp.	2,499	3,749
TCF Financial Corp.	516	5,490
Valley National Bancorp	541	6,492
Zions Bancorporation	583	10,121
		298,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.5%
Discover Financial Services	1,735	$ 40,877
Green Dot Corp. Class A (a)	65	2,124
SLM Corp.	1,679	22,952
		65,953
Diversified Financial Services - 1.0%
CBOE Holdings, Inc.	166	4,338
Interactive Brokers Group, Inc.	122	1,876
IntercontinentalExchange, Inc. (a)	234	30,392
Leucadia National Corp.	629	16,876
Moody's Corp.	635	22,536
MSCI, Inc. Class A (a)	382	12,755
NYSE Euronext	834	22,159
The NASDAQ Stock Market, Inc. (a)	394	9,870
		120,802
Insurance - 4.6%
Alleghany Corp.	21	6,664
Allied World Assurance Co. Holdings Ltd.	120	6,972
American Financial Group, Inc.	255	9,137
American National Insurance Co.	21	1,501
Aon Corp.	1,051	48,998
Arch Capital Group Ltd. (a)	420	15,107
Arthur J. Gallagher & Co.	351	10,846
Aspen Insurance Holdings Ltd.	229	6,066
Assurant, Inc.	307	11,832
Assured Guaranty Ltd.	583	7,427
Axis Capital Holdings Ltd.	411	12,885
Brown & Brown, Inc.	369	8,148
Cincinnati Financial Corp.	466	13,486
CNA Financial Corp.	85	2,261
Endurance Specialty Holdings Ltd.	125	4,650
Erie Indemnity Co. Class A	89	7,027
Everest Re Group Ltd.	146	13,128
Fidelity National Financial, Inc. Class A	711	10,978
Genworth Financial, Inc. Class A (a)	1,559	9,946
Hanover Insurance Group, Inc.	149	5,686
Hartford Financial Services Group, Inc.	1,417	27,277
HCC Insurance Holdings, Inc.	362	9,633
Kemper Corp.	156	4,195
Lincoln National Corp.	998	19,012
Markel Corp. (a)	31	11,982
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	1,744	$ 53,401
MBIA, Inc. (a)	463	4,074
Mercury General Corp.	84	3,637
Old Republic International Corp.	818	7,231
PartnerRe Ltd.	215	13,377
Principal Financial Group, Inc.	1,023	26,373
Progressive Corp.	1,979	37,621
Protective Life Corp.	281	5,227
Reinsurance Group of America, Inc.	235	12,274
RenaissanceRe Holdings Ltd.	164	11,172
StanCorp Financial Group, Inc.	139	4,718
Torchmark Corp.	335	13,712
Transatlantic Holdings, Inc.	198	10,304
Unum Group	981	23,387
Validus Holdings Ltd.	246	6,731
W.R. Berkley Corp.	366	12,740
White Mountains Insurance Group Ltd.	22	9,240
XL Group PLC Class A	987	21,457
		561,520
Real Estate Investment Trusts - 7.2%
Alexandria Real Estate Equities, Inc.	197	13,020
American Capital Agency Corp.	570	15,681
Annaly Capital Management, Inc.	3,020	50,887
Apartment Investment & Management Co. Class A	377	9,301
AvalonBay Communities, Inc.	299	39,973
Boston Properties, Inc.	463	45,832
Brandywine Realty Trust (SBI)	425	3,872
BRE Properties, Inc.	237	11,878
Camden Property Trust (SBI)	224	13,583
Chimera Investment Corp.	3,269	9,840
CommonWealth REIT	273	5,283
Corporate Office Properties Trust (SBI)	232	5,626
DDR Corp.	684	8,762
Digital Realty Trust, Inc.	322	20,070
Douglas Emmett, Inc.	391	7,625
Duke Realty LP	800	9,824
Equity Residential (SBI)	935	54,866
Essex Property Trust, Inc.	104	14,847
Federal Realty Investment Trust (SBI)	199	17,663
General Growth Properties, Inc.	1,793	26,357
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	1,291	$ 51,446
Health Care REIT, Inc.	564	29,717
Hospitality Properties Trust (SBI)	390	9,372
Host Hotels & Resorts, Inc.	2,185	31,180
Kimco Realty Corp.	1,298	22,676
Liberty Property Trust (SBI)	367	11,744
Mack-Cali Realty Corp.	272	7,632
Piedmont Office Realty Trust, Inc. Class A	547	9,288
Plum Creek Timber Co., Inc.	517	19,470
Prologis, Inc.	1,460	43,450
Rayonier, Inc.	390	16,275
Realty Income Corp.	426	14,233
Regency Centers Corp.	286	11,715
Senior Housing Properties Trust (SBI)	519	11,646
SL Green Realty Corp.	283	19,524
Taubman Centers, Inc.	177	10,838
The Macerich Co.	417	20,750
UDR, Inc.	693	17,276
Ventas, Inc.	805	44,766
Vornado Realty Trust	585	48,444
Weingarten Realty Investors (SBI)	382	8,866
Weyerhaeuser Co.	1,714	30,818
		875,916
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	930	16,535
Forest City Enterprises, Inc. Class A (a)	445	6,088
Howard Hughes Corp. (a)	69	3,311
Jones Lang LaSalle, Inc.	136	8,788
The St. Joe Co. (a)	210	3,014
		37,736
Thrifts & Mortgage Finance - 0.6%
BankUnited, Inc.	99	2,157
Capitol Federal Financial, Inc.	539	5,978
First Niagara Financial Group, Inc.	963	8,850
Hudson City Bancorp, Inc.	1,497	9,356
New York Community Bancorp, Inc.	1,395	18,567
People's United Financial, Inc.	1,201	15,313
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
TFS Financial Corp. (a)	236	$ 2,174
Washington Federal, Inc.	365	4,982
		67,377
TOTAL FINANCIALS		2,288,833
HEALTH CARE - 9.6%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	585	39,493
Amylin Pharmaceuticals, Inc. (a)	402	4,631
BioMarin Pharmaceutical, Inc. (a)	353	12,041
Dendreon Corp. (a)	448	4,901
Human Genome Sciences, Inc. (a)	603	6,187
Myriad Genetics, Inc. (a)	276	5,873
Pharmasset, Inc. (a)	237	16,685
Regeneron Pharmaceuticals, Inc. (a)	232	12,830
United Therapeutics Corp. (a)	164	7,172
Vertex Pharmaceuticals, Inc. (a)	656	25,971
		135,784
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (a)	272	7,088
Boston Scientific Corp. (a)	4,864	28,649
C. R. Bard, Inc.	273	23,464
CareFusion Corp. (a)	712	18,227
DENTSPLY International, Inc.	449	16,595
Edwards Lifesciences Corp. (a)	365	27,528
Gen-Probe, Inc. (a)	152	9,135
Hill-Rom Holdings, Inc.	200	6,734
Hologic, Inc. (a)	833	13,428
IDEXX Laboratories, Inc. (a)	183	13,174
Intuitive Surgical, Inc. (a)	125	54,233
Kinetic Concepts, Inc. (a)	203	13,883
ResMed, Inc. (a)	488	13,810
Sirona Dental Systems, Inc. (a)	176	8,430
Teleflex, Inc.	126	7,542
The Cooper Companies, Inc.	147	10,187
Thoratec Corp. (a)	181	6,608
Varian Medical Systems, Inc. (a)	374	21,961
Zimmer Holdings, Inc. (a)	611	32,157
		332,833
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.8%
AMERIGROUP Corp. (a)	140	$ 7,788
AmerisourceBergen Corp.	872	35,578
Brookdale Senior Living, Inc. (a)	299	4,957
Catalyst Health Solutions, Inc. (a)	135	7,421
CIGNA Corp.	861	38,177
Community Health Systems, Inc. (a)	308	5,384
Coventry Health Care, Inc. (a)	472	15,014
DaVita, Inc. (a)	304	21,280
Health Management Associates, Inc. Class A (a)	802	7,026
Health Net, Inc. (a)	286	7,948
Henry Schein, Inc. (a)	294	20,380
Humana, Inc.	536	45,501
Laboratory Corp. of America Holdings (a)	319	26,748
LifePoint Hospitals, Inc. (a)	168	6,495
Lincare Holdings, Inc.	284	6,688
MEDNAX, Inc. (a)	153	10,067
Omnicare, Inc.	368	10,974
Patterson Companies, Inc.	329	10,354
Quest Diagnostics, Inc.	501	27,956
Tenet Healthcare Corp. (a)	1,462	6,915
Universal Health Services, Inc. Class B	287	11,471
VCA Antech, Inc. (a)	282	5,730
		339,852
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	606	11,605
Cerner Corp. (a)	452	28,670
Emdeon, Inc. Class A (a)	88	1,669
SXC Health Solutions Corp. (a)	196	9,100
		51,044
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc. (a)	1,107	41,036
Bio-Rad Laboratories, Inc. Class A (a)	63	6,272
Bruker BioSciences Corp. (a)	267	3,853
Charles River Laboratories International, Inc. (a)	169	5,455
Covance, Inc. (a)	193	9,791
Illumina, Inc. (a)	393	12,034
Life Technologies Corp. (a)	570	23,182
Mettler-Toledo International, Inc. (a)	102	15,667
PerkinElmer, Inc.	354	7,317
Pharmaceutical Product Development, Inc.	318	10,491
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	742	$ 10,225
Techne Corp.	117	8,050
Waters Corp. (a)	292	23,395
		176,768
Pharmaceuticals - 1.2%
Endo Pharmaceuticals Holdings, Inc. (a)	371	11,987
Forest Laboratories, Inc. (a)	911	28,514
Hospira, Inc. (a)	535	16,826
Mylan, Inc. (a)	1,398	27,359
Perrigo Co.	264	23,834
Warner Chilcott PLC (a)	538	9,749
Watson Pharmaceuticals, Inc. (a)	403	27,065
		145,334
TOTAL HEALTH CARE		1,181,615
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	107	6,215
BE Aerospace, Inc. (a)	309	11,659
Goodrich Corp.	397	48,684
Huntington Ingalls Industries, Inc. (a)	151	4,455
ITT Corp.	587	26,767
L-3 Communications Holdings, Inc.	338	22,910
Rockwell Collins, Inc.	492	27,468
Spirit AeroSystems Holdings, Inc. Class A (a)	374	6,384
Textron, Inc.	881	17,109
TransDigm Group, Inc. (a)	159	14,933
		186,584
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	525	36,451
Expeditors International of Washington, Inc.	675	30,780
UTI Worldwide, Inc.	338	4,938
		72,169
Airlines - 0.6%
AMR Corp. (a)	1,085	2,854
Copa Holdings SA Class A	102	7,045
Delta Air Lines, Inc. (a)	2,691	22,927
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	2,521	$ 21,555
United Continental Holdings, Inc. (a)	1,056	20,402
		74,783
Building Products - 0.3%
Armstrong World Industries, Inc.	70	2,981
Fortune Brands Home & Security, Inc. (a)	488	7,091
Lennox International, Inc.	173	5,569
Masco Corp.	1,135	10,896
Owens Corning (a)	396	11,238
		37,775
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	339	9,017
Cintas Corp.	359	10,731
Copart, Inc. (a)	177	7,708
Corrections Corp. of America (a)	338	7,514
Covanta Holding Corp.	366	5,366
Iron Mountain, Inc.	574	17,754
KAR Auction Services, Inc. (a)	103	1,416
Pitney Bowes, Inc.	583	11,882
R.R. Donnelley & Sons Co.	596	9,715
Republic Services, Inc.	1,021	29,058
Stericycle, Inc. (a)	273	22,817
Waste Connections, Inc.	361	12,292
		145,270
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	375	7,845
Chicago Bridge & Iron Co. NV unit	317	11,596
Fluor Corp.	555	31,552
Jacobs Engineering Group, Inc. (a)	403	15,636
KBR, Inc.	482	13,453
Quanta Services, Inc. (a)	686	14,331
Shaw Group, Inc. (a)	221	5,140
URS Corp. (a)	248	8,854
		108,407
Electrical Equipment - 1.3%
AMETEK, Inc.	512	20,234
Babcock & Wilcox Co. (a)	372	8,180
Cooper Industries PLC Class A	525	27,542
General Cable Corp. (a)	171	4,795
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	408	$ 6,410
Hubbell, Inc. Class B	191	11,420
Polypore International, Inc. (a)	124	6,504
Regal-Beloit Corp.	123	6,535
Rockwell Automation, Inc.	460	31,119
Roper Industries, Inc.	305	24,736
Thomas & Betts Corp. (a)	165	8,199
		155,674
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	192	8,010
Machinery - 3.8%
AGCO Corp. (a)	301	13,193
CNH Global NV (a)	87	3,235
Crane Co.	154	6,793
Donaldson Co., Inc.	243	15,564
Dover Corp.	594	32,985
Eaton Corp.	1,085	48,630
Flowserve Corp.	178	16,499
Gardner Denver, Inc.	166	12,837
Graco, Inc.	191	8,202
Harsco Corp.	259	5,970
IDEX Corp.	262	9,288
Ingersoll-Rand Co. Ltd.	1,054	32,811
Joy Global, Inc.	333	29,038
Kennametal, Inc.	259	10,073
Lincoln Electric Holdings, Inc.	267	9,719
Manitowoc Co., Inc.	411	4,554
Navistar International Corp. (a)	229	9,634
Nordson Corp.	192	8,903
Oshkosh Truck Corp. (a)	293	6,112
Pall Corp.	370	18,933
Parker Hannifin Corp.	480	39,144
Pentair, Inc.	312	11,216
Snap-On, Inc.	184	9,875
SPX Corp.	161	8,792
Stanley Black & Decker, Inc.	535	34,160
Terex Corp. (a)	356	5,924
Timken Co.	278	11,709
Toro Co.	101	5,458
Trinity Industries, Inc.	252	6,872
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Valmont Industries, Inc.	72	$ 6,174
WABCO Holdings, Inc. (a)	214	10,745
Wabtec Corp.	152	10,211
		463,253
Marine - 0.1%
Alexander & Baldwin, Inc.	135	5,604
Kirby Corp. (a)	169	10,400
		16,004
Professional Services - 0.8%
Dun & Bradstreet Corp.	157	10,497
Equifax, Inc.	392	13,779
IHS, Inc. Class A (a)	157	13,186
Manpower, Inc.	261	11,260
Nielsen Holdings B.V. (a)	255	7,484
Robert Half International, Inc.	468	12,369
Towers Watson & Co.	183	12,023
Verisk Analytics, Inc. (a)	378	13,287
		93,885
Road & Rail - 0.5%
Con-way, Inc.	182	5,364
Hertz Global Holdings, Inc. (a)	777	9,013
J.B. Hunt Transport Services, Inc.	290	12,270
Kansas City Southern (a)	349	22,046
Landstar System, Inc.	151	6,739
Ryder System, Inc.	161	8,201
		63,633
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	119	2,657
Fastenal Co.	939	35,767
GATX Corp.	151	5,735
MSC Industrial Direct Co., Inc. Class A	141	9,589
W.W. Grainger, Inc.	181	31,007
WESCO International, Inc. (a)	138	6,687
		91,442
TOTAL INDUSTRIALS		1,516,889
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.1%
Acme Packet, Inc. (a)	170	$ 6,156
Brocade Communications Systems, Inc. (a)	1,497	6,557
Ciena Corp. (a)	297	3,914
EchoStar Holding Corp. Class A (a)	124	3,269
F5 Networks, Inc. (a)	258	26,819
Harris Corp.	377	14,232
JDS Uniphase Corp. (a)	719	8,628
Motorola Mobility Holdings, Inc.	830	32,270
Polycom, Inc. (a)	561	9,273
Riverbed Technology, Inc. (a)	489	13,487
Tellabs, Inc.	1,194	5,170
		129,775
Computers & Peripherals - 0.7%
Diebold, Inc.	207	6,682
Fusion-io, Inc.	58	1,799
Lexmark International, Inc. Class A	251	7,957
NCR Corp. (a)	503	9,577
QLogic Corp. (a)	321	4,484
SanDisk Corp. (a)	758	38,408
Western Digital Corp. (a)	740	19,714
		88,621
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	561	26,642
Arrow Electronics, Inc. (a)	366	13,194
Avnet, Inc. (a)	485	14,700
AVX Corp.	145	1,944
Dolby Laboratories, Inc. Class A (a)	174	5,088
FLIR Systems, Inc.	508	13,360
Ingram Micro, Inc. Class A (a)	508	9,083
IPG Photonics Corp. (a)	91	4,810
Itron, Inc. (a)	125	4,599
Jabil Circuit, Inc.	612	12,583
Molex, Inc.	430	10,617
National Instruments Corp.	288	7,692
Tech Data Corp. (a)	138	6,787
Trimble Navigation Ltd. (a)	390	15,760
Vishay Intertechnology, Inc. (a)	475	5,106
		151,965
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	594	16,002
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
AOL, Inc. (a)	352	$ 4,970
Equinix, Inc. (a)	149	14,305
IAC/InterActiveCorp	240	9,799
LinkedIn Corp. (a)	30	2,697
Monster Worldwide, Inc. (a)	407	3,757
Rackspace Hosting, Inc. (a)	328	13,576
VeriSign, Inc.	536	17,200
VistaPrint Ltd. (a)	125	4,365
WebMD Health Corp. (a)	189	6,795
		93,466
IT Services - 2.4%
Alliance Data Systems Corp. (a)	162	16,595
Amdocs Ltd. (a)	590	17,712
Booz Allen Hamilton Holding Corp. Class A	85	1,344
Broadridge Financial Solutions, Inc.	389	8,655
Computer Sciences Corp.	494	15,541
CoreLogic, Inc. (a)	305	3,712
DST Systems, Inc.	114	5,722
Fidelity National Information Services, Inc.	835	21,860
Fiserv, Inc. (a)	457	26,904
FleetCor Technologies, Inc.	52	1,454
Gartner, Inc. Class A (a)	309	11,903
Genpact Ltd. (a)	402	6,492
Global Payments, Inc.	255	11,710
Lender Processing Services, Inc.	269	4,721
NeuStar, Inc. Class A (a)	232	7,375
Paychex, Inc.	1,030	30,014
SAIC, Inc. (a)	918	11,411
Teradata Corp. (a)	537	32,037
The Western Union Co.	2,014	35,185
Total System Services, Inc.	515	10,243
VeriFone Systems, Inc. (a)	325	13,718
		294,308
Office Electronics - 0.3%
Xerox Corp.	4,458	36,466
Zebra Technologies Corp. Class A (a)	174	6,219
		42,685
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	1,955	11,398
Altera Corp.	1,025	38,868
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	953	$ 34,851
Atmel Corp. (a)	1,456	15,375
Avago Technologies Ltd.	607	20,498
Cree, Inc. (a)	348	9,271
Cypress Semiconductor Corp.	496	9,479
Fairchild Semiconductor International, Inc. (a)	411	6,153
First Solar, Inc. (a)	190	9,456
Freescale Semiconductor Holdings I Ltd.	141	1,860
International Rectifier Corp. (a)	228	5,538
Intersil Corp. Class A	385	4,608
KLA-Tencor Corp.	534	25,146
Lam Research Corp. (a)	396	17,024
Linear Technology Corp.	725	23,425
LSI Corp. (a)	1,820	11,375
Marvell Technology Group Ltd. (a)	1,614	22,580
Maxim Integrated Products, Inc.	940	24,590
MEMC Electronic Materials, Inc. (a)	708	4,241
Microchip Technology, Inc.	607	21,949
Micron Technology, Inc. (a)	2,759	15,423
Novellus Systems, Inc. (a)	219	7,566
NVIDIA Corp. (a)	1,911	28,283
ON Semiconductor Corp. (a)	1,412	10,689
PMC-Sierra, Inc. (a)	770	4,882
Silicon Laboratories, Inc. (a)	144	6,156
Skyworks Solutions, Inc. (a)	602	11,926
SunPower Corp. Class A (a)	321	3,216
Teradyne, Inc. (a)	583	8,349
Varian Semiconductor Equipment Associates, Inc. (a)	240	15,065
Xilinx, Inc.	845	28,274
		457,514
Software - 3.4%
Activision Blizzard, Inc.	1,345	18,010
ANSYS, Inc. (a)	293	15,927
Ariba, Inc. (a)	306	9,694
Autodesk, Inc. (a)	732	25,327
BMC Software, Inc. (a)	564	19,605
CA, Inc.	1,221	26,447
Cadence Design Systems, Inc. (a)	851	9,421
Citrix Systems, Inc. (a)	598	43,552
Compuware Corp. (a)	700	5,915
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	1,059	$ 24,728
FactSet Research Systems, Inc.	147	14,615
Fortinet, Inc. (a)	381	8,786
Informatica Corp. (a)	337	15,334
Intuit, Inc.	962	51,631
MICROS Systems, Inc. (a)	258	12,699
Nuance Communications, Inc. (a)	759	20,098
Red Hat, Inc. (a)	615	30,535
Rovi Corp. (a)	360	17,834
Solera Holdings, Inc.	224	12,237
Synopsys, Inc. (a)	466	12,493
TIBCO Software, Inc. (a)	528	15,254
		410,142
TOTAL INFORMATION TECHNOLOGY		1,668,476
MATERIALS - 6.5%
Chemicals - 3.2%
Airgas, Inc.	250	17,238
Albemarle Corp.	292	15,561
Ashland, Inc.	252	13,346
Cabot Corp.	210	6,338
Celanese Corp. Class A	498	21,688
CF Industries Holdings, Inc.	227	36,835
Cytec Industries, Inc.	156	6,969
Eastman Chemical Co.	453	17,798
Ecolab, Inc.	738	39,734
FMC Corp.	229	18,066
Huntsman Corp.	613	7,197
International Flavors & Fragrances, Inc.	257	15,564
Intrepid Potash, Inc. (a)	161	4,481
Kronos Worldwide, Inc.	74	1,642
Nalco Holding Co.	441	16,630
PPG Industries, Inc.	503	43,464
Rockwood Holdings, Inc. (a)	217	9,991
RPM International, Inc.	412	9,258
Sherwin-Williams Co.	286	23,655
Sigma Aldrich Corp.	388	25,406
Solutia, Inc. (a)	390	6,338
The Scotts Miracle-Gro Co. Class A	144	6,985
Valspar Corp.	304	10,600
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)	233	$ 9,737
Westlake Chemical Corp.	67	2,761
		387,282
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	144	10,392
Vulcan Materials Co.	410	12,829
		23,221
Containers & Packaging - 1.0%
Aptargroup, Inc.	213	10,218
Ball Corp.	535	18,495
Bemis Co., Inc.	334	9,389
Crown Holdings, Inc. (a)	496	16,760
Greif, Inc. Class A	123	5,508
Owens-Illinois, Inc. (a)	521	10,462
Packaging Corp. of America	321	8,372
Rock-Tenn Co. Class A	221	13,081
Sealed Air Corp.	609	10,840
Silgan Holdings, Inc.	159	5,969
Sonoco Products Co.	316	9,919
Temple-Inland, Inc.	345	10,974
		129,987
Metals & Mining - 1.6%
AK Steel Holding Corp.	362	3,015
Allegheny Technologies, Inc.	338	15,683
Allied Nevada Gold Corp. (a)	284	10,786
Carpenter Technology Corp.	139	7,884
Cliffs Natural Resources, Inc.	465	31,722
Commercial Metals Co.	355	4,413
Compass Minerals International, Inc.	103	7,835
Molycorp, Inc. (a)	179	6,850
Nucor Corp.	1,006	38,007
Reliance Steel & Aluminum Co.	237	10,473
Royal Gold, Inc.	173	12,383
Schnitzer Steel Industries, Inc. Class A	71	3,323
Steel Dynamics, Inc.	691	8,631
Titanium Metals Corp.	262	4,389
United States Steel Corp.	457	11,590
Walter Energy, Inc.	198	14,979
		191,963
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.5%
Domtar Corp.	130	$ 10,648
International Paper Co.	1,392	38,558
MeadWestvaco Corp.	541	15,099
		64,305
TOTAL MATERIALS		796,758
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Frontier Communications Corp.	3,175	19,876
Level 3 Communications, Inc. (a)	465	12,411
tw telecom, inc. (a)	475	8,788
Windstream Corp.	1,627	19,801
		60,876
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)	666	1,279
Crown Castle International Corp. (a)	923	38,175
MetroPCS Communications, Inc. (a)	883	7,506
NII Holdings, Inc. (a)	542	12,753
SBA Communications Corp. Class A (a)	360	13,712
Telephone & Data Systems, Inc.	288	6,676
U.S. Cellular Corp. (a)	43	1,714
		81,815
TOTAL TELECOMMUNICATION SERVICES		142,691
UTILITIES - 7.1%
Electric Utilities - 2.4%
DPL, Inc.	374	11,351
Edison International	1,034	41,980
Entergy Corp.	566	39,150
Great Plains Energy, Inc.	426	8,835
Hawaiian Electric Industries, Inc.	298	7,548
ITC Holdings Corp.	163	11,847
Northeast Utilities	565	19,532
NV Energy, Inc.	748	11,998
Pepco Holdings, Inc.	723	14,315
Pinnacle West Capital Corp.	349	15,907
PPL Corp.	1,831	53,776
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	934	$ 48,661
Westar Energy, Inc.	360	9,814
		294,714
Gas Utilities - 0.7%
AGL Resources, Inc.	249	10,443
Atmos Energy Corp.	285	9,781
National Fuel Gas Co.	264	16,181
ONEOK, Inc.	342	26,009
Questar Corp.	565	10,888
UGI Corp.	353	10,121
		83,423
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	1,116	16,930
Constellation Energy Group, Inc.	593	23,542
GenOn Energy, Inc. (a)	2,428	7,405
NRG Energy, Inc. (a)	767	16,429
The AES Corp. (a)	2,091	23,461
		87,767
Multi-Utilities - 3.1%
Alliant Energy Corp.	355	14,477
Ameren Corp.	770	24,548
CenterPoint Energy, Inc.	1,356	28,259
CMS Energy Corp.	807	16,802
Consolidated Edison, Inc.	928	53,703
DTE Energy Co.	540	28,139
Integrys Energy Group, Inc.	251	13,280
MDU Resources Group, Inc.	600	12,366
NiSource, Inc.	894	19,748
NSTAR	332	14,970
OGE Energy Corp.	314	16,246
SCANA Corp.	369	15,601
Sempra Energy	760	40,835
TECO Energy, Inc.	686	12,739
Vectren Corp.	257	7,294
Wisconsin Energy Corp.	747	24,225
Xcel Energy, Inc.	1,539	39,783
		383,015
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc. (a)	559	$ 17,066
Aqua America, Inc.	438	9,719
		26,785
TOTAL UTILITIES		875,704
TOTAL COMMON STOCKS (Cost $11,602,815)		12,189,471
Investment Companies - 0.1%

Ares Capital Corp. (Cost $9,418)	648	10,025
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 3/8/12 to 5/3/12 (c) (Cost $69,999)	$ 70,000	69,977
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $796,597)	796,597	796,597
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $12,478,829)		13,066,070
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(820,175)
NET ASSETS - 100%		$ 12,245,895
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2011	$ 88,610	$ 10,820
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $69,977.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 99
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,929,806	$ 1,929,806	$ -	$ -
Consumer Staples	775,678	775,678	-	-
Energy	1,013,021	1,013,021	-	-
Financials	2,288,833	2,288,833	-	-
Health Care	1,181,615	1,181,615	-	-
Industrials	1,516,889	1,516,889	-	-
Information Technology	1,668,476	1,668,476	-	-
Materials	796,758	796,758	-	-
Telecommunication Services	142,691	142,691	-	-
Utilities	875,704	875,704	-	-
Investment Companies	10,025	10,025	-	-
U.S. Government and Government Agency Obligations	69,977	-	69,977	-
Money Market Funds	796,597	796,597	-	-
Total Investments in Securities:	$ 13,066,070	$ 12,996,093	$ 69,977	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 10,820	$ 10,820	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,820	$ -
Total Value of Derivatives	$ 10,820	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,682,232)	$ 12,269,473
Fidelity Central Funds (cost $796,597)	796,597
Total Investments (cost $12,478,829)		$ 13,066,070
Receivable for fund shares sold		24,644
Dividends receivable		5,599
Distributions receivable from Fidelity Central Funds		40
Receivable from investment adviser for expense reductions		645
Total assets		13,096,998

Liabilities
Payable for investments purchased	$ 828,483
Accrued management fee	1,096
Payable for daily variation margin on futures contracts	20,825
Other affiliated payables	699
Total liabilities		851,103

Net Assets		$ 12,245,895
Net Assets consist of:
Paid in capital		$ 11,655,314
Undistributed net investment income		18,061
Accumulated undistributed net realized gain (loss) on investments		(25,541)
Net unrealized appreciation (depreciation) on investments		598,061
Net Assets		$ 12,245,895

Investor Class: Net Asset Value, offering price and redemption price per share ($836,725 ÷ 79,644 shares)		$ 10.51

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,154,589 ÷ 585,685 shares)		$ 10.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,627,252 ÷ 250,001 shares)		$ 10.51

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($2,627,329 ÷ 250,001 shares)		$ 10.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period September 8, 2011 (commencement of operations) to October 31, 2011 (Unaudited)

Investment Income
Dividends		$ 19,933
Interest		53
Income from Fidelity Central Funds		99
Total income		20,085

Expenses
Management fee	$ 1,901
Transfer agent fees	1,236
Independent trustees' compensation	3
Total expenses before reductions	3,140
Expense reductions	(1,116)	2,024
Net investment income (loss)		18,061
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	733
Futures contracts	(26,274)
Total net realized gain (loss)		(25,541)
Change in net unrealized appreciation (depreciation) on: Investment securities	587,241
Futures contracts	10,820
Total change in net unrealized appreciation (depreciation)		598,061
Net gain (loss)		572,520
Net increase (decrease) in net assets resulting from operations		$ 590,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to October 31, 2011 (Unaudited)

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,061
Net realized gain (loss)	(25,541)
Change in net unrealized appreciation (depreciation)	598,061
Net increase (decrease) in net assets resulting from operations	590,581
Share transactions - net increase (decrease)	11,655,314
Total increase (decrease) in net assets	12,245,895

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $18,061)	$ 12,245,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Net asset value, end of period	$ 10.51
Total Return B, C	5.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.33% A
Expenses net of fee waivers, if any	.26% A
Expenses net of all reductions	.26% A
Net investment income (loss)	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 837
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Net asset value, end of period	$ 10.51
Total Return B, C	5.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A
Expenses net of fee waivers, if any	.12% A
Expenses net of all reductions	.12% A
Net investment income (loss)	1.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,155
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Net asset value, end of period	$ 10.51
Total Return B, C	5.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.14% A
Expenses net of fee waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,627
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Net asset value, end of period	$ 10.51
Total Return B, C	5.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,627
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2011
% of fund's net assets
HealthSpring, Inc.	0.3
Netlogic Microsystems, Inc.	0.3
World Fuel Services Corp.	0.3
Home Properties, Inc.	0.3
Jack Henry & Associates, Inc.	0.3
Nu Skin Enterprises, Inc. Class A	0.3
Clean Harbors, Inc.	0.3
American Campus Communities, Inc.	0.2
National Retail Properties, Inc.	0.2
ONYX Pharmaceuticals, Inc.	0.3
2.8
Market Sectors as of October 31, 2011
% of fund's net assets
Financials	21.6
Information Technology	17.3
Industrials	15.4
Consumer Discretionary	13.2
Health Care	12.4
Energy	6.8
Materials	4.5
Utilities	3.7
Consumer Staples	3.6
Telecommunication Services	0.9

Semiannual Report

Spartan Small Cap Index

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	750	$ 7,268
Amerigon, Inc. (a)	236	3,620
Cooper Tire & Rubber Co.	685	9,816
Dana Holding Corp. (a)	1,633	23,091
Dorman Products, Inc. (a)	112	4,268
Drew Industries, Inc.	222	5,335
Exide Technologies (a)	940	4,230
Fuel Systems Solutions, Inc. (a)	201	4,691
Modine Manufacturing Co. (a)	532	5,623
Motorcar Parts of America, Inc. (a)	135	1,339
Shiloh Industries, Inc.	50	395
Spartan Motors, Inc.	355	1,740
Standard Motor Products, Inc.	239	3,716
Stoneridge, Inc. (a)	281	2,211
Superior Industries International, Inc.	274	5,011
Tenneco, Inc. (a)	677	22,151
Tower International, Inc.	61	751
		105,256
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	371	3,020
Distributors - 0.2%
Audiovox Corp. Class A (a)	203	1,443
Core-Mark Holding Co., Inc.	138	4,622
Pool Corp.	542	15,837
Weyco Group, Inc.	76	1,801
		23,703
Diversified Consumer Services - 1.3%
American Public Education, Inc. (a)	201	7,198
Archipelago Learning, Inc. (a)	144	1,467
Ascent Capital Group, Inc. (a)	162	7,369
Bridgepoint Education, Inc. (a)	187	4,052
Cambium Learning Group, Inc. (a)	153	505
Capella Education Co. (a)	161	5,604
Coinstar, Inc. (a)	353	16,852
Corinthian Colleges, Inc. (a)	835	1,595
Grand Canyon Education, Inc. (a)	333	5,431
Hillenbrand, Inc.	696	14,693
K12, Inc. (a)	293	10,270
Lincoln Educational Services Corp.	233	2,179
Mac-Gray Corp.	110	1,527
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Matthews International Corp. Class A	324	$ 11,385
National American University Holdings, Inc.	82	580
Regis Corp.	646	10,569
Sotheby's Class A (Ltd. vtg.)	757	26,662
Steiner Leisure Ltd. (a)	168	8,094
Stewart Enterprises, Inc. Class A	906	5,835
Strayer Education, Inc.	138	11,759
Universal Technical Institute, Inc. (a)	227	3,242
		156,868
Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc. (a)	262	3,592
Ambassadors Group, Inc.	201	997
Ameristar Casinos, Inc.	363	6,716
Benihana, Inc. Class A (sub. vtg.) (a)	149	1,436
Biglari Holdings, Inc. (a)	13	4,487
BJ's Restaurants, Inc. (a)	269	14,238
Bob Evans Farms, Inc.	332	10,923
Boyd Gaming Corp. (a)	582	3,771
Bravo Brio Restaurant Group, Inc.	233	4,527
Buffalo Wild Wings, Inc. (a)	205	13,575
Caribou Coffee Co., Inc. (a)	136	1,856
Carrols Restaurant Group, Inc. (a)	140	1,308
CEC Entertainment, Inc.	222	7,020
Churchill Downs, Inc.	142	6,826
Cracker Barrel Old Country Store, Inc.	252	10,682
Denny's Corp. (a)	1,213	4,367
DineEquity, Inc. (a)	172	8,077
Domino's Pizza, Inc. (a)	657	21,044
Einstein Noah Restaurant Group, Inc.	55	810
Gaylord Entertainment Co. (a)	401	9,379
International Speedway Corp. Class A	329	7,850
Interval Leisure Group, Inc. (a)	458	6,325
Isle of Capri Casinos, Inc. (a)	232	1,262
Jack in the Box, Inc. (a)	509	10,475
Jamba, Inc. (a)	757	1,287
Krispy Kreme Doughnuts, Inc. (a)	692	4,886
Life Time Fitness, Inc. (a)	477	20,573
Luby's, Inc. (a)	303	1,463
Marcus Corp.	260	3,099
McCormick & Schmick's Seafood Restaurants (a)	154	1,032
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Monarch Casino & Resort, Inc. (a)	83	$ 854
Morgans Hotel Group Co. (a)	236	1,536
Multimedia Games Holdng Co., Inc. (a)	287	1,897
O'Charleys, Inc. (a)	208	1,292
Orient Express Hotels Ltd. Class A (a)	1,066	9,093
P.F. Chang's China Bistro, Inc.	253	7,868
Papa John's International, Inc. (a)	221	7,461
Peet's Coffee & Tea, Inc. (a)	143	9,112
Pinnacle Entertainment, Inc. (a)	693	7,845
Red Lion Hotels Corp. (a)	168	1,168
Red Robin Gourmet Burgers, Inc. (a)	137	3,435
Ruby Tuesday, Inc. (a)	740	6,209
Ruth's Hospitality Group, Inc. (a)	457	2,157
Scientific Games Corp. Class A (a)	672	5,840
Shuffle Master, Inc. (a)	607	6,440
Six Flags Entertainment Corp.	463	16,622
Sonic Corp. (a)	722	5,350
Speedway Motorsports, Inc.	127	1,651
Texas Roadhouse, Inc. Class A	697	9,988
The Cheesecake Factory, Inc. (a)	645	18,054
Town Sports International Holdings, Inc. (a)	216	1,875
Vail Resorts, Inc.	411	18,314
		337,944
Household Durables - 0.8%
American Greetings Corp. Class A	455	7,285
Beazer Homes USA, Inc. (a)	828	1,780
Blyth, Inc.	55	3,071
Cavco Industries, Inc. (a)	83	3,737
CSS Industries, Inc.	87	1,834
Ethan Allen Interiors, Inc.	282	5,584
Furniture Brands International, Inc. (a)	389	743
Helen of Troy Ltd. (a)	341	9,865
Hovnanian Enterprises, Inc. Class A (a)	569	819
iRobot Corp. (a)	263	8,905
KB Home	873	6,085
La-Z-Boy, Inc. (a)	593	6,025
Libbey, Inc. (a)	250	3,165
Lifetime Brands, Inc.	107	1,309
M.D.C. Holdings, Inc.	422	9,453
M/I Homes, Inc. (a)	216	1,614
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Meritage Homes Corp. (a)	322	$ 5,716
Ryland Group, Inc.	501	6,764
Sealy Corp., Inc. (a)	459	711
Skullcandy, Inc. (a)	106	1,670
Skyline Corp.	64	433
Standard Pacific Corp. (a)	1,237	3,760
Universal Electronics, Inc. (a)	183	3,402
Zagg, Inc. (a)	273	3,683
		97,413
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	241	687
Blue Nile, Inc. (a)	146	6,589
Geeknet, Inc. (a)	41	798
HSN, Inc.	447	15,944
NutriSystem, Inc.	333	4,116
Orbitz Worldwide, Inc. (a)	194	367
Overstock.com, Inc. (a)	129	1,071
PetMed Express, Inc.	224	2,233
Shutterfly, Inc. (a)	337	14,043
U.S. Auto Parts Network, Inc. (a)	137	767
ValueVision Media, Inc. Class A (a)	455	1,492
		48,107
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	126	2,559
Black Diamond, Inc. (a)	150	1,295
Brunswick Corp.	998	17,625
Callaway Golf Co.	674	3,916
Eastman Kodak Co. (a)	2,813	3,122
JAKKS Pacific, Inc.	310	5,881
Johnson Outdoors, Inc. Class A (a)	45	837
Leapfrog Enterprises, Inc. Class A (a)	441	1,645
Marine Products Corp. (a)	95	525
Smith & Wesson Holding Corp. (a)	633	1,874
Steinway Musical Instruments, Inc. (a)	70	1,764
Sturm, Ruger & Co., Inc.	214	6,488
Summer Infant, Inc. (a)	154	1,204
		48,735
Media - 1.3%
A.H. Belo Corp. Class A	216	1,080
Arbitron, Inc.	302	11,998
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Belo Corp. Series A	949	$ 6,017
Central European Media Enterprises Ltd. Class A (a)	438	4,836
Cinemark Holdings, Inc.	1,044	21,579
Crown Media Holdings, Inc. Class A (a)	324	512
Cumulus Media, Inc. Class A (a)	420	1,264
E.W. Scripps Co. Class A (a)	418	3,486
Entercom Communications Corp. Class A (a)	261	1,712
Entravision Communication Corp. Class A (a)	467	771
Fisher Communications, Inc. (a)	112	3,252
Global Sources Ltd. (a)	106	773
Gray Television, Inc. (a)	461	876
Harte-Hanks, Inc.	527	4,627
interCLICK, Inc. (a)	274	2,028
Journal Communications, Inc. Class A (a)	459	1,772
Knology, Inc. (a)	354	5,073
LIN TV Corp. Class A (a)	275	858
Lions Gate Entertainment Corp. (a)	478	3,929
Live Nation Entertainment, Inc. (a)	1,598	15,005
Martha Stewart Living Omnimedia, Inc. Class A (a)	313	1,211
MDC Partners, Inc. Class A (sub. vtg.)	297	5,001
Meredith Corp.	406	10,893
National CineMedia, Inc.	624	7,550
Nexstar Broadcasting Group, Inc. Class A (a)	127	1,156
Outdoor Channel Holdings, Inc.	164	1,225
ReachLocal, Inc. (a)	114	1,141
Rentrak Corp. (a)	103	1,407
Saga Communications, Inc. Class A (a)	39	1,463
Scholastic Corp.	296	7,948
Sinclair Broadcast Group, Inc. Class A	587	5,623
The McClatchy Co. Class A (a)	536	842
The New York Times Co. Class A (a)	1,533	11,681
Valassis Communications, Inc. (a)	548	10,702
Value Line, Inc.	12	151
Westwood One, Inc. (a)	47	205
World Wrestling Entertainment, Inc. Class A	253	2,659
		162,306
Multiline Retail - 0.3%
99 Cents Only Stores (a)	525	11,445
Fred's, Inc. Class A	452	5,510
Gordmans Stores, Inc. (a)	49	685
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Saks, Inc. (a)	1,299	$ 13,730
The Bon-Ton Stores, Inc.	115	607
Tuesday Morning Corp. (a)	453	1,640
		33,617
Specialty Retail - 3.4%
Aeropostale, Inc. (a)	899	12,280
America's Car Mart, Inc. (a)	92	3,071
ANN, Inc. (a)	579	15,425
Asbury Automotive Group, Inc. (a)	334	6,229
Ascena Retail Group, Inc. (a)	697	20,143
Barnes & Noble, Inc.	305	3,742
bebe Stores, Inc.	468	3,360
Big 5 Sporting Goods Corp.	236	1,824
Body Central Corp.	150	3,150
Brown Shoe Co., Inc.	507	4,517
Build-A-Bear Workshop, Inc. (a)	154	1,009
Cabela's, Inc. Class A (a)	487	12,136
Casual Male Retail Group, Inc. (a)	441	1,830
Charming Shoppes, Inc. (a)	1,385	4,806
Christopher & Banks Corp.	404	1,345
Citi Trends, Inc. (a)	155	1,920
Coldwater Creek, Inc. (a)	1,176	1,235
Collective Brands, Inc. (a)	686	10,022
Conn's, Inc. (a)	162	1,492
Cost Plus, Inc. (a)	257	2,028
Destination Maternity Corp.	137	2,270
Express, Inc.	613	13,848
Finish Line, Inc. Class A	575	11,558
Francescas Holdings Corp. (a)	125	3,209
Genesco, Inc. (a)	265	15,619
GNC Holdings, Inc.	261	6,460
Group 1 Automotive, Inc.	268	12,210
Haverty Furniture Companies, Inc.	194	2,254
hhgregg, Inc. (a)	187	2,384
Hibbett Sports, Inc. (a)	304	12,522
Hot Topic, Inc.	468	3,538
Jos. A. Bank Clothiers, Inc. (a)	308	16,460
Kirkland's, Inc. (a)	177	1,989
Lithia Motors, Inc. Class A (sub. vtg.)	259	5,328
Lumber Liquidators Holdings, Inc. (a)	282	4,222
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
MarineMax, Inc. (a)	245	$ 1,994
Monro Muffler Brake, Inc.	343	12,722
New York & Co., Inc. (a)	252	673
Office Depot, Inc. (a)	3,105	7,110
OfficeMax, Inc. (a)	1,006	5,151
Pacific Sunwear of California, Inc. (a)	440	550
Penske Automotive Group, Inc.	496	10,113
Pier 1 Imports, Inc. (a)	1,099	13,748
Rent-A-Center, Inc.	711	24,281
rue21, Inc. (a)	179	4,769
Select Comfort Corp. (a)	618	12,836
Shoe Carnival, Inc. (a)	116	3,166
Sonic Automotive, Inc. Class A (sub. vtg.)	415	6,088
Stage Stores, Inc.	335	5,236
Stein Mart, Inc.	286	2,074
Syms Corp. (a)	60	469
Systemax, Inc. (a)	116	1,755
Talbots, Inc. (a)	717	1,886
Teavana Holdings, Inc. (a)	71	1,623
The Buckle, Inc.	301	13,413
The Cato Corp. Class A (sub. vtg.)	309	7,920
The Children's Place Retail Stores, Inc. (a)	291	13,662
The Men's Wearhouse, Inc.	578	17,849
The Pep Boys - Manny, Moe & Jack	596	6,854
Vitamin Shoppe, Inc. (a)	279	10,521
West Marine, Inc. (a)	162	1,473
Wet Seal, Inc. Class A (a)	1,075	4,504
Winmark Corp.	26	1,290
Zale Corp. (a)	372	1,373
Zumiez, Inc. (a)	244	5,551
		426,089
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc. (a)	547	20,835
Cherokee, Inc.	94	1,235
Columbia Sportswear Co.	137	7,362
Crocs, Inc. (a)	952	16,822
Delta Apparel, Inc. (a)	79	1,423
G-III Apparel Group Ltd. (a)	192	5,412
Iconix Brand Group, Inc. (a)	813	14,593
K-Swiss, Inc. Class A (a)	290	1,305
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	70	$ 753
Liz Claiborne, Inc. (a)	1,046	8,378
Maidenform Brands, Inc. (a)	264	6,489
Movado Group, Inc.	213	3,563
Oxford Industries, Inc.	148	5,846
Perry Ellis International, Inc. (a)	155	3,891
Quiksilver, Inc. (a)	1,526	5,112
R.G. Barry Corp.	136	1,511
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	434	6,189
Steven Madden Ltd. (a)	420	15,498
The Jones Group, Inc.	972	10,857
True Religion Apparel, Inc. (a)	285	9,667
Unifi, Inc. (a)	152	1,178
Vera Bradley, Inc.	221	10,011
Warnaco Group, Inc. (a)	491	24,108
Wolverine World Wide, Inc.	552	20,937
		202,975
TOTAL CONSUMER DISCRETIONARY		1,646,033
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	93	8,229
Central European Distribution Corp. (a)	842	4,547
Coca-Cola Bottling Co. Consolidated	57	3,199
Craft Brewers Alliance, Inc. (a)	97	635
Heckmann Corp. (a)	1,062	6,361
MGP Ingredients, Inc.	112	735
National Beverage Corp.	117	1,980
Primo Water Corp.	136	827
		26,513
Food & Staples Retailing - 1.1%
Andersons, Inc.	209	7,716
Arden Group, Inc. Class A	11	998
Casey's General Stores, Inc.	425	21,059
Chefs' Warehouse Holdings (a)	112	1,600
Fresh Market, Inc.	314	12,560
Ingles Markets, Inc. Class A	131	1,978
Nash-Finch Co.	127	3,343
PriceSmart, Inc.	199	15,132
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. (a)	6,674	$ 7,742
Ruddick Corp.	547	23,909
Spartan Stores, Inc.	272	4,657
Susser Holdings Corp. (a)	86	1,889
The Pantry, Inc. (a)	244	3,450
United Natural Foods, Inc. (a)	538	19,642
Village Super Market, Inc. Class A	66	1,872
Weis Markets, Inc.	132	5,221
Winn-Dixie Stores, Inc. (a)	683	4,330
		137,098
Food Products - 1.4%
Alico, Inc.	33	751
B&G Foods, Inc. Class A	537	11,395
Cal-Maine Foods, Inc.	166	5,531
Calavo Growers, Inc.	147	3,318
Chiquita Brands International, Inc. (a)	539	4,786
Darling International, Inc. (a)	1,313	18,408
Diamond Foods, Inc.	248	16,306
Dole Food Co., Inc. (a)	434	4,592
Farmer Brothers Co.	63	369
Fresh Del Monte Produce, Inc.	405	10,311
Griffin Land & Nurseries, Inc.	23	617
Hain Celestial Group, Inc. (a)	399	13,390
Harbinger Group, Inc. (a)	84	432
Imperial Sugar Co.	114	772
J&J Snack Foods Corp.	160	8,251
Lancaster Colony Corp.	204	13,570
Lifeway Foods, Inc. (a)	43	453
Limoneira Co.	85	1,475
Omega Protein Corp. (a)	201	2,177
Pilgrims Pride Corp. (a)	520	2,621
Sanderson Farms, Inc.	247	12,227
Seneca Foods Corp. Class A (a)	96	2,021
Smart Balance, Inc. (a)	711	4,657
Snyders-Lance, Inc.	532	11,289
Tootsie Roll Industries, Inc.	271	6,713
TreeHouse Foods, Inc. (a)	397	24,352
		180,784
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	561	4,931
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Oil-Dri Corp. of America	77	$ 1,544
Spectrum Brands Holdings, Inc. (a)	199	5,051
WD-40 Co.	173	7,615
		19,141
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	270	9,256
Inter Parfums, Inc.	195	3,596
MediFast, Inc. (a)	140	2,302
Nature's Sunshine Products, Inc. (a)	118	2,048
Nu Skin Enterprises, Inc. Class A	610	30,823
Nutraceutical International Corp. (a)	101	1,394
Prestige Brands Holdings, Inc. (a)	571	6,041
Revlon, Inc. (a)	116	1,709
Schiff Nutrition International, Inc.	163	1,992
Synutra International, Inc. (a)	204	1,357
The Female Health Co.	172	783
USANA Health Sciences, Inc. (a)	70	2,422
		63,723
Tobacco - 0.2%
Alliance One International, Inc. (a)	1,146	3,060
Star Scientific, Inc. (a)	1,288	3,735
Universal Corp.	256	10,962
Vector Group Ltd.	552	9,699
		27,456
TOTAL CONSUMER STAPLES		454,715
ENERGY - 6.8%
Energy Equipment & Services - 2.1%
Basic Energy Services, Inc. (a)	283	5,190
Bristow Group, Inc.	412	20,509
C&J Energy Services, Inc.	129	2,175
Cal Dive International, Inc. (a)	984	2,204
Complete Production Services, Inc. (a)	885	29,028
Dawson Geophysical Co. (a)	82	2,370
Dril-Quip, Inc. (a)	387	25,194
Exterran Holdings, Inc. (a)	731	6,945
Geokinetics, Inc. (a)	99	324
Global Geophysical Services, Inc. (a)	191	1,822
Global Industries Ltd. (a)	1,139	9,055
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Gulf Island Fabrication, Inc.	171	$ 4,762
Gulfmark Offshore, Inc. Class A (a)	266	11,063
Helix Energy Solutions Group, Inc. (a)	1,189	21,473
Hercules Offshore, Inc. (a)	1,355	5,135
Hornbeck Offshore Services, Inc. (a)	237	7,783
ION Geophysical Corp. (a)	1,466	11,171
Key Energy Services, Inc. (a)	1,404	18,154
Lufkin Industries, Inc.	344	20,327
Matrix Service Co. (a)	323	3,430
Mitcham Industries, Inc. (a)	156	2,274
Natural Gas Services Group, Inc. (a)	156	2,147
Newpark Resources, Inc. (a)	1,000	8,930
OYO Geospace Corp. (a)	46	3,615
Parker Drilling Co. (a)	1,202	6,647
PHI, Inc. (non-vtg.) (a)	131	2,891
Pioneer Drilling Co. (a)	685	6,775
RigNet, Inc.	69	1,078
Tesco Corp. (a)	349	5,399
TETRA Technologies, Inc. (a)	853	8,104
Union Drilling, Inc. (a)	141	1,056
Vantage Drilling Co. (a)	1,773	2,411
Willbros Group, Inc. (a)	408	2,077
		261,518
Oil, Gas & Consumable Fuels - 4.7%
Abraxas Petroleum Corp. (a)	984	3,838
Alon USA Energy, Inc.	105	798
Amyris, Inc. (a)	187	3,834
APCO Oil and Gas International, Inc.	102	8,466
Approach Resources, Inc. (a)	231	5,639
ATP Oil & Gas Corp. (a)	518	5,465
Berry Petroleum Co. Class A	583	20,143
Bill Barrett Corp. (a)	534	22,214
BPZ Energy, Inc. (a)	1,095	3,274
Callon Petroleum Co. (a)	412	1,941
CAMAC Energy, Inc. (a)	545	605
Carrizo Oil & Gas, Inc. (a)	438	11,914
Cheniere Energy, Inc. (a)	922	10,566
Clayton Williams Energy, Inc. (a)	63	4,116
Clean Energy Fuels Corp. (a)	562	6,643
Cloud Peak Energy, Inc. (a)	680	15,606
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Comstock Resources, Inc. (a)	537	$ 9,795
Contango Oil & Gas Co. (a)	136	8,750
Crimson Exploration, Inc. (a)	203	605
Crosstex Energy, Inc.	419	5,460
CVR Energy, Inc. (a)	983	24,339
Delek US Holdings, Inc.	149	2,158
DHT Holdings, Inc.	696	1,114
Endeavour International Corp. (a)	394	3,656
Energy Partners Ltd. (a)	342	4,904
Energy XXI (Bermuda) Ltd. (a)	845	24,818
Evolution Petroleum Corp. (a)	180	1,244
Frontline Ltd. (NY Shares)	628	3,266
FX Energy, Inc. (a)	632	3,741
Gastar Exploration Ltd. (a)	599	2,216
General Maritime Corp.	1,077	280
Georesources, Inc. (a)	230	6,104
Gevo, Inc. (a)	55	409
GMX Resources, Inc. (a)	645	1,613
Golar LNG Ltd. (NASDAQ)	447	18,072
Goodrich Petroleum Corp. (a)	308	4,882
Green Plains Renewable Energy, Inc. (a)	212	2,218
Gulfport Energy Corp. (a)	470	14,636
Hallador Energy Co.	42	399
Harvest Natural Resources, Inc. (a)	358	3,820
Houston American Energy Corp.	168	2,631
Hyperdynamics Corp. (a)	1,747	8,560
Isramco, Inc. (a)	10	848
James River Coal Co. (a)	420	4,347
KiOR, Inc. Class A	106	1,752
Knightsbridge Tankers Ltd.	253	4,271
Kodiak Oil & Gas Corp. (a)	2,351	16,245
L&L Energy, Inc. (a)	207	561
Magnum Hunter Resources Corp.	1,141	5,135
McMoRan Exploration Co. (a)	1,120	13,642
Miller Energy Resources, Inc. (a)	288	827
Nordic American Tanker Shipping Ltd.	529	7,628
Northern Oil & Gas, Inc. (a)	715	17,282
Oasis Petroleum, Inc. (a)	671	19,687
Overseas Shipholding Group, Inc.	322	4,019
Panhandle Royalty Co. Class A	90	2,999
Patriot Coal Corp. (a)	1,018	12,786
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Penn Virginia Corp.	554	$ 3,374
Petroleum Development Corp. (a)	263	6,867
Petroquest Energy, Inc. (a)	666	4,855
Rentech, Inc. (a)	2,730	4,395
Resolute Energy Corp. (a)	522	6,786
Rex American Resources Corp. (a)	75	1,368
Rex Energy Corp. (a)	360	5,573
Rosetta Resources, Inc. (a)	595	26,382
Scorpio Tankers, Inc. (a)	267	1,706
SemGroup Corp. Class A (a)	464	12,983
Ship Finance International Ltd. (NY Shares)	468	6,697
Solazyme, Inc.	124	1,261
Stone Energy Corp. (a)	550	13,360
Swift Energy Co. (a)	477	14,606
Syntroleum Corp. (a)	820	689
Targa Resources Corp.	196	6,613
Teekay Tankers Ltd.	434	2,144
Triangle Petroleum Corp. (a)	450	2,538
Ur-Energy, Inc. (a)	1,174	1,484
Uranerz Energy Corp. (a)	714	1,628
Uranium Energy Corp. (a)	915	3,074
Uranium Resources, Inc. (a)	867	1,040
USEC, Inc. (a)	1,465	3,077
Vaalco Energy, Inc. (a)	603	4,106
Venoco, Inc. (a)	355	3,458
Voyager Oil & Gas, Inc. (a)	526	1,452
W&T Offshore, Inc.	392	7,718
Warren Resources, Inc. (a)	741	2,319
Western Refining, Inc. (a)	587	9,380
Westmoreland Coal Co. (a)	92	1,013
World Fuel Services Corp.	794	31,641
Zion Oil & Gas, Inc. (a)	282	821
		591,189
TOTAL ENERGY		852,707
FINANCIALS - 21.6%
Capital Markets - 2.0%
Apollo Investment Corp.	2,183	18,075
Arlington Asset Investment Corp.	68	1,569
Artio Global Investors, Inc. Class A	394	2,884
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BGC Partners, Inc. Class A	867	$ 5,939
BlackRock Kelso Capital Corp.	822	7,020
Calamos Asset Management, Inc. Class A	243	3,035
Capital Southwest Corp.	37	3,256
CIFI Corp. (a)	110	609
Cohen & Steers, Inc.	207	5,624
Cowen Group, Inc. Class A (a)	693	1,885
Diamond Hill Investment Group, Inc.	27	2,033
Duff & Phelps Corp. Class A	368	4,670
Edelman Financial Group, Inc.	218	1,513
Epoch Holding Corp.	181	3,729
Evercore Partners, Inc. Class A	238	6,531
FBR Capital Markets Corp. (a)	557	1,159
Fidus Investment Corp.	56	728
Fifth Street Finance Corp.	749	7,385
Financial Engines, Inc. (a)	426	9,674
FXCM, Inc. Class A	225	2,588
GAMCO Investors, Inc. Class A	80	3,768
GFI Group, Inc.	753	3,253
Gladstone Capital Corp.	275	2,266
Gladstone Investment Corp.	235	1,760
Gleacher & Co., Inc. (a)	901	1,153
Golub Capital BDC, Inc.	108	1,676
Harris & Harris Group, Inc. (a)	347	1,364
Hercules Technology Growth Capital, Inc.	516	4,995
HFF, Inc. (a)	348	3,828
ICG Group, Inc. (a)	441	4,758
INTL FCStone, Inc. (a)	141	3,418
Investment Technology Group, Inc. (a)	473	5,397
JMP Group, Inc.	174	1,291
KBW, Inc.	408	5,777
Knight Capital Group, Inc. Class A (a)	1,122	14,014
Kohlberg Capital Corp.	213	1,402
Ladenburg Thalmann Financial Services, Inc. (a)	1,117	1,899
Main Street Capital Corp.	246	4,300
MCG Capital Corp.	940	4,362
Medallion Financial Corp.	158	1,880
Medley Capital Corp.	126	1,173
MF Global Holdings Ltd. (a)	1,690	169
MVC Capital, Inc.	290	3,750
New Mountain Finance Corp.	68	912
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
NGP Capital Resources Co.	284	$ 2,110
Oppenheimer Holdings, Inc. Class A (non-vtg.)	108	1,898
PennantPark Investment Corp.	524	5,617
Piper Jaffray Companies (a)	168	3,488
Prospect Capital Corp.	1,222	11,695
Pzena Investment Management, Inc.	81	351
Safeguard Scientifics, Inc. (a)	219	3,703
Solar Capital Ltd.	405	8,991
Solar Senior Capital Ltd.	86	1,287
Stifel Financial Corp. (a)	601	19,154
SWS Group, Inc.	310	1,708
THL Credit, Inc.	105	1,213
TICC Capital Corp.	393	3,502
Triangle Capital Corp.	231	3,872
Virtus Investment Partners, Inc. (a)	65	4,056
Walter Investment Management Corp.	292	7,405
Westwood Holdings Group, Inc.	64	2,345
		250,866
Commercial Banks - 5.9%
1st Source Corp.	160	3,846
1st United Bancorp, Inc. (a)	293	1,518
Alliance Financial Corp.	51	1,570
Ameris Bancorp (a)	304	3,055
Ames National Corp.	89	1,639
Arrow Financial Corp.	129	3,011
BancFirst Corp.	68	2,632
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	322	5,233
Bancorp Rhode Island, Inc.	40	1,744
Bancorp, Inc., Delaware (a)	380	3,055
BancorpSouth, Inc.	927	9,057
Bank of Kentucky Financial Corp.	62	1,339
Bank of Marin Bancorp	55	1,949
Bank of the Ozarks, Inc.	318	7,909
Banner Bank	203	3,567
Boston Private Financial Holdings, Inc.	868	6,579
Bridge Bancorp, Inc.	63	1,213
Bridge Capital Holdings (a)	105	1,158
Bryn Mawr Bank Corp.	113	2,075
Camden National Corp.	99	2,938
Cape Bancorp, Inc. (a)	135	1,026
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Capital Bank Corp. (a)	130	$ 273
Capital City Bank Group, Inc.	127	1,294
Cardinal Financial Corp.	350	3,759
Cascade Bancorp (a)	56	296
Cathay General Bancorp	874	12,227
Center Bancorp, Inc.	133	1,234
Center Financial Corp. (a)	375	2,464
Centerstate Banks of Florida, Inc.	279	1,585
Central Pacific Financial Corp. (a)	163	1,987
Century Bancorp, Inc. Class A (non-vtg.)	40	1,083
Chemical Financial Corp.	312	6,281
Citizens & Northern Corp.	127	2,104
City Holding Co.	174	5,718
CNB Financial Corp., Pennsylvania	114	1,632
CoBiz, Inc.	345	1,829
Columbia Banking Systems, Inc.	438	8,353
Community Bank System, Inc.	410	10,480
Community Trust Bancorp, Inc.	146	4,136
CVB Financial Corp.	997	9,681
Eagle Bancorp, Inc., Maryland (a)	217	3,010
Encore Bancshares, Inc. (a)	96	1,129
Enterprise Bancorp, Inc.	54	778
Enterprise Financial Services Corp.	203	3,132
Financial Institutions, Inc.	180	2,948
First Bancorp, North Carolina	160	2,029
First Busey Corp.	924	4,712
First Commonwealth Financial Corp.	1,220	5,624
First Community Bancshares, Inc.	166	1,994
First Connecticut Bancorp, Inc. (a)	232	2,728
First Financial Bancorp, Ohio	644	10,562
First Financial Bankshares, Inc.	345	10,957
First Financial Corp., Indiana	117	3,845
First Interstate Bancsystem, Inc.	194	2,452
First Merchants Corp.	267	2,152
First Midwest Bancorp, Inc., Delaware	830	7,478
First of Long Island Corp.	71	1,814
FirstMerit Corp.	1,225	17,162
FNB Corp., Pennsylvania	1,445	14,580
German American Bancorp, Inc.	165	2,866
Glacier Bancorp, Inc.	796	9,035
Great Southern Bancorp, Inc.	106	2,108
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hampton Roads Bankshares, Inc. (a)	91	$ 399
Hancock Holding Co.	849	25,725
Hanmi Financial Corp. (a)	1,642	1,642
Heartland Financial USA, Inc.	138	2,157
Heritage Commerce Corp. (a)	194	937
Heritage Financial Corp., Washington	193	2,434
Home Bancshares, Inc.	260	6,097
Hudson Valley Holding Corp.	172	3,736
IBERIABANK Corp.	334	17,274
Independent Bank Corp., Massachusetts	218	5,651
International Bancshares Corp.	585	10,600
Investors Bancorp, Inc. (a)	525	7,287
Lakeland Bancorp, Inc.	201	1,867
Lakeland Financial Corp.	169	4,037
MainSource Financial Group, Inc.	208	1,951
MB Financial, Inc.	600	9,942
Merchants Bancshares, Inc.	53	1,509
Metro Bancorp, Inc. (a)	154	1,274
Midsouth Bancorp, Inc.	88	1,208
Nara Bancorp, Inc. (a)	458	3,884
National Bankshares, Inc.	73	2,040
National Penn Bancshares, Inc.	1,370	10,686
NBT Bancorp, Inc.	382	8,221
Northfield Bancorp, Inc.	173	2,389
Old National Bancorp, Indiana	1,056	12,218
OmniAmerican Bancorp, Inc. (a)	125	1,844
Oriental Financial Group, Inc.	521	5,517
Orrstown Financial Services, Inc.	82	751
Pacific Capital Bancorp NA (a)	47	1,217
Pacific Continental Corp.	199	1,725
PacWest Bancorp	344	6,068
Park National Corp.	145	8,658
Park Sterling Corp. (a)	322	1,240
Penns Woods Bancorp, Inc.	36	1,322
Peoples Bancorp, Inc.	116	1,535
Pinnacle Financial Partners, Inc. (a)	393	5,899
PrivateBancorp, Inc.	670	7,303
Prosperity Bancshares, Inc.	528	20,323
Renasant Corp.	264	3,807
Republic Bancorp, Inc., Kentucky Class A	103	2,095
S&T Bancorp, Inc.	285	5,321
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S.Y. Bancorp, Inc.	152	$ 3,128
Sandy Spring Bancorp, Inc.	287	4,882
SCBT Financial Corp.	167	4,932
Seacoast Banking Corp., Florida (a)	818	1,219
Sierra Bancorp	131	1,433
Signature Bank, New York (a)	514	28,656
Simmons First National Corp. Class A	203	5,270
Southside Bancshares, Inc.	175	3,600
Southwest Bancorp, Inc., Oklahoma (a)	180	846
State Bancorp, Inc., New York	140	1,656
State Bank Financial Corp. (a)	368	5,314
StellarOne Corp.	284	3,405
Sterling Bancorp, New York	388	3,201
Sterling Financial Corp., Washington (a)	321	4,818
Suffolk Bancorp	90	766
Sun Bancorp, Inc., New Jersey (a)	428	1,271
Susquehanna Bancshares, Inc.	1,735	12,596
SVB Financial Group (a)	481	22,097
Taylor Capital Group, Inc. (a)	171	1,589
Texas Capital Bancshares, Inc. (a)	409	11,452
The First Bancorp, Inc.	96	1,381
Tompkins Financial Corp.	97	3,825
Tower Bancorp, Inc.	130	3,344
TowneBank	260	3,240
Trico Bancshares	131	1,943
Trustmark Corp.	720	15,941
UMB Financial Corp.	358	13,199
Umpqua Holdings Corp.	1,281	14,667
Union/First Market Bankshares Corp.	253	3,243
United Bankshares, Inc., West Virginia	563	13,366
United Community Banks, Inc., Georgia (a)	438	3,237
Univest Corp. of Pennsylvania	210	3,194
Virginia Commerce Bancorp, Inc. (a)	251	1,596
Washington Banking Co., Oak Harbor	142	1,678
Washington Trust Bancorp, Inc.	152	3,569
Webster Financial Corp.	800	15,712
WesBanco, Inc.	268	5,322
West Bancorp., Inc.	168	1,653
West Coast Bancorp (a)	234	3,494
Westamerica Bancorp.	322	14,432
Western Alliance Bancorp. (a)	813	5,285
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wilshire Bancorp, Inc. (a)	644	$ 2,202
Wintrust Financial Corp.	389	11,234
		744,302
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	640	5,395
Cash America International, Inc.	331	18,122
Credit Acceptance Corp. (a)	78	5,376
DFC Global Corp. (a)	485	10,631
EZCORP, Inc. (non-vtg.) Class A (a)	525	14,585
First Cash Financial Services, Inc. (a)	350	14,525
First Marblehead Corp. (a)	800	768
Imperial Holdings, Inc. (a)	200	450
Nelnet, Inc. Class A	295	6,337
Netspend Holdings, Inc.	313	1,800
Nicholas Financial, Inc.	110	1,250
World Acceptance Corp. (a)	166	11,230
		90,469
Diversified Financial Services - 0.5%
California First National Bancorp	19	317
Compass Diversified Holdings	414	5,407
Encore Capital Group, Inc. (a)	191	5,174
Gain Capital Holdings, Inc.	69	484
MarketAxess Holdings, Inc.	317	9,266
Marlin Business Services Corp.	99	1,167
NewStar Financial, Inc. (a)	332	3,559
PHH Corp. (a)	633	11,679
PICO Holdings, Inc. (a)	257	5,870
Portfolio Recovery Associates, Inc. (a)	191	13,397
Primus Guaranty Ltd. (a)	274	1,600
		57,920
Insurance - 2.6%
Alterra Capital Holdings Ltd.	998	21,637
American Equity Investment Life Holding Co.	664	7,198
American Safety Insurance Group Ltd. (a)	138	2,817
Amerisafe, Inc. (a)	222	4,784
Amtrust Financial Services, Inc.	275	6,980
Argo Group International Holdings, Ltd.	307	9,268
Baldwin & Lyons, Inc. Class B	87	2,004
Citizens, Inc. Class A (a)	465	3,646
CNO Financial Group, Inc. (a)	2,468	15,425
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Crawford & Co. Class B	273	$ 1,941
Delphi Financial Group, Inc. Class A	531	14,061
Donegal Group, Inc. Class A	89	1,114
eHealth, Inc. (a)	225	3,341
EMC Insurance Group	43	836
Employers Holdings, Inc.	394	6,391
Enstar Group Ltd. (a)	78	7,174
FBL Financial Group, Inc. Class A	153	4,995
First American Financial Corp.	1,178	14,136
Flagstone Reinsurance Holdings Ltd.	615	5,221
Fortegra Financial Corp. (a)	54	285
Global Indemnity PLC (a)	168	3,392
Greenlight Capital Re, Ltd. (a)	316	7,119
Hallmark Financial Services, Inc. (a)	191	1,482
Harleysville Group, Inc.	138	8,109
Hilltop Holdings, Inc. (a)	426	3,357
Horace Mann Educators Corp.	451	6,066
Independence Holding Co.	68	564
Infinity Property & Casualty Corp.	139	8,056
Kansas City Life Insurance Co.	47	1,575
Maiden Holdings Ltd.	599	4,882
Meadowbrook Insurance Group, Inc.	599	6,206
Montpelier Re Holdings Ltd.	690	12,075
National Financial Partners Corp. (a)	500	6,835
National Interstate Corp.	74	1,968
National Western Life Insurance Co. Class A	23	3,307
Navigators Group, Inc. (a)	135	6,159
OneBeacon Insurance Group Ltd.	237	3,607
Phoenix Companies, Inc. (a)	1,235	1,840
Platinum Underwriters Holdings Ltd.	414	14,337
Presidential Life Corp.	287	2,847
Primerica, Inc.	379	8,577
ProAssurance Corp.	336	25,721
RLI Corp.	203	14,279
Safety Insurance Group, Inc.	129	5,498
SeaBright Insurance Holdings, Inc.	213	1,529
Selective Insurance Group, Inc.	595	9,538
State Auto Financial Corp.	151	2,007
Stewart Information Services Corp.	191	1,918
Symetra Financial Corp.	761	7,054
Tower Group, Inc.	415	9,848
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United Fire & Casualty Co.	254	$ 4,778
Universal Insurance Holdings, Inc.	174	734
		328,518
Real Estate Investment Trusts - 8.6%
Acadia Realty Trust (SBI)	448	9,283
AG Mortgage Investment Trust, Inc.	75	1,361
Agree Realty Corp.	92	2,200
Alexanders, Inc.	22	9,541
American Assets Trust, Inc.	334	6,770
American Campus Communities, Inc.	756	29,431
American Capital Mortgage Investment Corp.	90	1,636
Anworth Mortgage Asset Corp.	1,333	8,598
Apollo Commercial Real Estate Finance, Inc.	206	2,886
Armour Residential REIT, Inc.	880	6,292
Ashford Hospitality Trust, Inc.	615	5,474
Associated Estates Realty Corp.	467	7,930
BioMed Realty Trust, Inc.	1,480	26,803
Campus Crest Communities, Inc.	322	3,680
CapLease, Inc.	843	3,296
Capstead Mortgage Corp.	955	11,575
CBL & Associates Properties, Inc.	1,671	25,700
Cedar Shopping Centers, Inc.	581	2,132
Chatham Lodging Trust	148	1,665
Chesapeake Lodging Trust	332	4,960
Cogdell Spencer, Inc.	465	1,879
Colonial Properties Trust (SBI)	938	19,023
Colony Financial, Inc.	380	5,575
Coresite Realty Corp.	212	3,530
Cousins Properties, Inc.	1,029	6,750
Crexus Investment Corp.	661	6,319
CubeSmart	1,115	10,938
Cys Investments, Inc.	914	11,590
DCT Industrial Trust, Inc.	2,817	13,972
DiamondRock Hospitality Co.	1,895	17,150
DuPont Fabros Technology, Inc.	663	13,784
Dynex Capital, Inc.	425	3,723
EastGroup Properties, Inc.	306	13,345
Education Realty Trust, Inc.	750	6,938
Entertainment Properties Trust (SBI)	528	23,654
Equity Lifestyle Properties, Inc.	339	22,418
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.	602	$ 10,324
Excel Trust, Inc.	389	4,088
Extra Space Storage, Inc.	1,055	23,769
FelCor Lodging Trust, Inc. (a)	1,323	3,982
First Industrial Realty Trust, Inc. (a)	962	9,476
First Potomac Realty Trust	560	7,958
Franklin Street Properties Corp.	782	9,931
Getty Realty Corp.	306	4,878
Gladstone Commercial Corp.	138	2,323
Glimcher Realty Trust	1,189	10,891
Government Properties Income Trust	409	9,624
Hatteras Financial Corp.	849	21,819
Healthcare Realty Trust, Inc.	891	16,831
Hersha Hospitality Trust	1,594	7,030
Highwoods Properties, Inc. (SBI)	813	25,187
Home Properties, Inc.	536	31,570
Hudson Pacific Properties, Inc.	270	3,607
Inland Real Estate Corp.	877	6,578
Invesco Mortgage Capital, Inc.	1,253	19,772
Investors Real Estate Trust	908	6,728
iStar Financial, Inc. (a)	954	6,478
Kilroy Realty Corp.	663	24,325
Kite Realty Group Trust	719	2,969
LaSalle Hotel Properties (SBI)	959	22,930
Lexington Corporate Properties Trust	1,384	10,878
LTC Properties, Inc.	338	9,586
Medical Properties Trust, Inc.	1,270	12,827
MFA Financial, Inc.	3,972	26,811
Mid-America Apartment Communities, Inc.	411	25,646
Mission West Properties, Inc.	190	1,478
Monmouth Real Estate Investment Corp. Class A	329	2,764
MPG Office Trust, Inc. (a)	552	1,319
National Health Investors, Inc.	270	12,066
National Retail Properties, Inc.	1,068	29,103
Newcastle Investment Corp.	1,213	5,568
NorthStar Realty Finance Corp.	1,012	3,997
Omega Healthcare Investors, Inc.	1,151	20,442
One Liberty Properties, Inc.	116	1,886
Parkway Properties, Inc.	270	3,470
Pebblebrook Hotel Trust	563	10,714
Pennsylvania Real Estate Investment Trust (SBI)	571	5,858
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennymac Mortgage Investment Trust	320	$ 5,472
Post Properties, Inc.	557	22,882
Potlatch Corp.	449	14,584
PS Business Parks, Inc.	206	10,965
RAIT Financial Trust	409	2,127
Ramco-Gershenson Properties Trust (SBI)	407	3,928
Redwood Trust, Inc.	883	10,260
Resource Capital Corp.	858	4,607
Retail Opportunity Investments Corp.	490	5,586
RLJ Lodging Trust	330	4,891
Sabra Health Care REIT, Inc.	447	4,591
Saul Centers, Inc.	92	3,297
Sovran Self Storage, Inc.	310	13,702
Stag Industrial, Inc.	166	1,783
Starwood Property Trust, Inc.	1,062	19,955
Strategic Hotel & Resorts, Inc. (a)	1,959	11,147
Summit Hotel Properties, Inc.	280	2,260
Sun Communities, Inc.	237	9,025
Sunstone Hotel Investors, Inc. (a)	1,307	9,084
Tanger Factory Outlet Centers, Inc.	954	26,865
Terreno Realty Corp.	101	1,257
Two Harbors Investment Corp.	1,619	15,138
UMH Properties, Inc.	107	1,074
Universal Health Realty Income Trust (SBI)	138	5,240
Urstadt Biddle Properties, Inc. Class A	239	4,264
Washington (REIT) (SBI)	747	21,633
Whitestone REIT Class B	88	1,030
Winthrop Realty Trust	357	3,231
		1,069,160
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	83	789
Consolidated-Tomoka Land Co.	39	1,168
Forestar Group, Inc. (a)	412	5,356
Kennedy-Wilson Holdings, Inc.	290	3,602
Tejon Ranch Co. (a)	149	3,873
		14,788
Thrifts & Mortgage Finance - 1.2%
Apollo Residential Mortgage, Inc.	125	2,039
Astoria Financial Corp.	974	8,084
Bank Mutual Corp.	505	1,682
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankFinancial Corp.	196	$ 1,568
Beneficial Mutual Bancorp, Inc. (a)	335	2,750
Berkshire Hills Bancorp, Inc.	246	4,925
BofI Holding, Inc. (a)	97	1,484
Brookline Bancorp, Inc., Delaware	678	5,668
Charter Financial Corp., Georgia	63	590
Clifton Savings Bancorp, Inc.	79	804
Dime Community Bancshares, Inc.	377	4,494
Doral Financial Corp. (a)	1,356	1,627
ESB Financial Corp.	161	2,230
ESSA Bancorp, Inc.	161	1,777
Farmer Mac Class C (non-vtg.)	101	2,038
First Defiance Financial Corp. (a)	105	1,492
First Financial Holdings, Inc.	195	1,453
First PacTrust Bancorp, Inc.	111	1,396
Flagstar Bancorp, Inc. (a)	2,120	1,654
Flushing Financial Corp.	375	4,598
Fox Chase Bancorp, Inc.	135	1,709
Franklin Financial Corp./VA (a)	148	1,656
Home Federal Bancorp, Inc.	154	1,548
Kearny Financial Corp.	147	1,430
Meridian Interstate Bancorp, Inc. (a)	99	1,290
MGIC Investment Corp. (a)	2,177	5,791
Northwest Bancshares, Inc.	1,201	14,976
OceanFirst Financial Corp.	153	1,995
Ocwen Financial Corp. (a)	832	12,064
Oritani Financial Corp.	568	7,361
Provident Financial Services, Inc.	669	8,664
Provident New York Bancorp	470	3,267
Radian Group, Inc.	1,413	3,321
Rockville Financial, Inc.	317	3,186
Roma Financial Corp.	70	677
Territorial Bancorp, Inc.	153	3,006
The PMI Group, Inc. (a)	1,415	441
Trustco Bank Corp., New York	1,079	5,352
United Financial Bancorp, Inc.	204	3,293
ViewPoint Financial Group	406	5,225
Walker & Dunlop, Inc.	117	1,486
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	381	$ 2,709
WSFS Financial Corp.	82	3,260
		146,060
TOTAL FINANCIALS		2,702,083
HEALTH CARE - 12.4%
Biotechnology - 3.7%
Achillion Pharmaceuticals, Inc. (a)	577	3,658
Acorda Therapeutics, Inc. (a)	440	9,610
Affymax, Inc. (a)	374	1,990
Alkermes PLC (a)	1,057	18,487
Allos Therapeutics, Inc. (a)	838	1,232
Alnylam Pharmaceuticals, Inc. (a)	446	3,622
AMAG Pharmaceuticals, Inc. (a)	224	3,161
Amicus Therapeutics, Inc. (a)	146	480
Anacor Pharmaceuticals, Inc.	101	684
Anthera Pharmaceuticals, Inc. (a)	233	1,489
Ardea Biosciences, Inc. (a)	181	3,604
Arena Pharmaceuticals, Inc. (a)	1,493	2,105
ARIAD Pharmaceuticals, Inc. (a)	1,486	17,282
ArQule, Inc. (a)	574	3,335
Array Biopharma, Inc. (a)	785	1,892
Astex Pharmaceuticals, Inc. (a)	643	1,241
AVEO Pharmaceuticals, Inc. (a)	362	5,814
AVI BioPharma, Inc. (a)	1,443	1,414
BioCryst Pharmaceuticals, Inc. (a)	268	823
BioMimetic Therapeutics, Inc. (a)	178	577
Biosante Pharmaceuticals, Inc. (a)	1,340	3,551
Biospecifics Technologies Corp. (a)	46	782
BioTime, Inc. (a)	280	1,263
Cell Therapeutics, Inc. (a)	2,475	3,168
Celldex Therapeutics, Inc. (a)	497	1,595
Cepheid, Inc. (a)	690	24,757
Chelsea Therapeutics International Ltd. (a)	683	3,094
Cleveland Biolabs, Inc. (a)	263	781
Codexis, Inc. (a)	274	1,263
Cubist Pharmaceuticals, Inc. (a)	669	25,295
Curis, Inc. (a)	941	3,463
Cytori Therapeutics, Inc. (a)	517	1,567
DUSA Pharmaceuticals, Inc. (a)	279	1,256
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dyax Corp. (a)	1,068	$ 1,442
Dynavax Technologies Corp. (a)	1,470	3,998
Emergent BioSolutions, Inc. (a)	285	5,375
Enzon Pharmaceuticals, Inc. (a)	404	2,969
Exact Sciences Corp. (a)	622	4,945
Exelixis, Inc. (a)	1,426	11,023
Genomic Health, Inc. (a)	178	3,809
Geron Corp. (a)	1,386	3,257
GTx, Inc. (a)	203	891
Halozyme Therapeutics, Inc. (a)	919	7,747
Horizon Pharma, Inc.	102	917
Idenix Pharmaceuticals, Inc. (a)	588	3,528
ImmunoGen, Inc. (a)	840	11,407
Immunomedics, Inc. (a)	839	3,054
Incyte Corp. (a)	997	13,729
Infinity Pharmaceuticals, Inc. (a)	255	1,930
Inhibitex, Inc. (a)	668	2,599
Insmed, Inc. (a)	231	815
InterMune, Inc. (a)	607	15,479
Ironwood Pharmaceuticals, Inc. Class A (a)	564	7,670
Isis Pharmaceuticals, Inc. (a)	1,102	9,136
Keryx Biopharmaceuticals, Inc. (a)	706	2,210
Lexicon Pharmaceuticals, Inc. (a)	1,792	2,168
Ligand Pharmaceuticals, Inc. Class B (a)	240	3,528
MannKind Corp. (a)	838	2,615
Maxygen, Inc.	316	1,864
Medivation, Inc. (a)	359	6,168
Metabolix, Inc. (a)	359	1,842
Micromet, Inc. (a)	936	6,150
Momenta Pharmaceuticals, Inc. (a)	528	7,814
Nabi Biopharmaceuticals (a)	515	948
Neurocrine Biosciences, Inc. (a)	589	3,687
Novavax, Inc. (a)	1,016	1,605
NPS Pharmaceuticals, Inc. (a)	885	4,575
Nymox Pharmaceutical Corp. (a)	204	1,883
OncoGenex Pharmaceuticals, Inc. (a)	113	1,311
Oncothyreon, Inc. (a)	508	3,536
ONYX Pharmaceuticals, Inc. (a)	710	29,060
Opko Health, Inc. (a)	1,248	6,714
OREXIGEN Therapeutics, Inc. (a)	299	655
Osiris Therapeutics, Inc. (a)	271	1,453
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc.	1,557	$ 9,451
Peregrine Pharmaceuticals, Inc. (a)	810	851
Pharmacyclics, Inc. (a)	523	6,888
PharmAthene, Inc. (a)	331	563
Progenics Pharmaceuticals, Inc. (a)	307	2,017
Raptor Pharmaceutical Corp. (a)	603	2,979
Rigel Pharmaceuticals, Inc. (a)	705	5,534
Sangamo Biosciences, Inc. (a)	529	1,756
Savient Pharmaceuticals, Inc. (a)	760	2,850
SciClone Pharmaceuticals, Inc. (a)	373	1,570
Seattle Genetics, Inc. (a)	1,082	23,804
SIGA Technologies, Inc. (a)	385	1,247
Spectrum Pharmaceuticals, Inc. (a)	600	6,654
Sunesis Pharmaceuticals, Inc. (a)	264	356
Synta Pharmaceuticals Corp. (a)	216	799
Targacept, Inc. (a)	317	5,579
Theravance, Inc. (a)	775	17,228
Trius Therapeutics, Inc. (a)	89	610
Vanda Pharmaceuticals, Inc. (a)	300	1,743
Vical, Inc. (a)	745	2,228
Zalicus, Inc. (a)	690	1,014
ZIOPHARM Oncology, Inc. (a)	721	3,540
Zogenix, Inc.	203	412
		459,514
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc. (a)	254	7,127
Abiomed, Inc. (a)	372	5,602
Accuray, Inc. (a)	832	3,328
Align Technology, Inc. (a)	683	15,729
Alimera Sciences, Inc. (a)	134	953
Alphatec Holdings, Inc. (a)	605	1,252
Analogic Corp.	140	7,571
Angiodynamics, Inc. (a)	301	4,638
Antares Pharma, Inc. (a)	902	2,048
ArthroCare Corp. (a)	302	9,105
Atricure, Inc. (a)	149	1,663
Atrion Corp.	19	4,275
Bacterin International Holdings, Inc. (a)	207	685
BioLase Technology, Inc.	326	1,187
Cantel Medical Corp.	140	3,864
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cardiovascular Systems, Inc. (a)	140	$ 1,159
Cerus Corp. (a)	528	1,410
Conceptus, Inc. (a)	361	4,159
CONMED Corp. (a)	317	8,328
Cryolife, Inc. (a)	302	1,392
Cyberonics, Inc. (a)	315	9,072
Cynosure, Inc. Class A (a)	109	1,327
Delcath Systems, Inc. (a)	503	1,821
DexCom, Inc. (a)	759	7,431
DynaVox, Inc. Class A (a)	87	294
Endologix, Inc. (a)	564	6,142
Exactech, Inc. (a)	92	1,472
Greatbatch, Inc. (a)	266	5,940
Haemonetics Corp. (a)	285	17,371
Hansen Medical, Inc. (a)	493	1,548
HeartWare International, Inc. (a)	135	9,171
ICU Medical, Inc. (a)	140	5,503
Insulet Corp. (a)	513	8,372
Integra LifeSciences Holdings Corp. (a)	233	7,470
Invacare Corp.	324	7,274
IRIS International, Inc. (a)	187	1,694
Kensey Nash Corp. (a)	110	2,957
Mako Surgical Corp. (a)	361	13,880
Masimo Corp.	584	12,077
Medical Action Industries, Inc. (a)	152	796
Meridian Bioscience, Inc.	456	8,308
Merit Medical Systems, Inc. (a)	430	5,771
Natus Medical, Inc. (a)	360	3,096
Neogen Corp. (a)	258	9,972
Neoprobe Corp. (a)	1,021	2,900
NuVasive, Inc. (a)	445	6,595
NxStage Medical, Inc. (a)	503	11,564
OraSure Technologies, Inc. (a)	550	5,110
Orthofix International NV (a)	205	7,198
Palomar Medical Technologies, Inc. (a)	176	1,498
Quidel Corp. (a)	326	5,822
Rockwell Medical Technologies, Inc. (a)	172	1,450
RTI Biologics, Inc. (a)	722	3,249
Solta Medical, Inc. (a)	675	1,478
SonoSite, Inc. (a)	162	5,020
Staar Surgical Co. (a)	379	3,411
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stereotaxis, Inc. (a)	410	$ 476
Steris Corp.	658	20,385
SurModics, Inc. (a)	163	1,718
Symmetry Medical, Inc. (a)	389	3,536
Synergetics USA, Inc. (a)	244	1,632
Synovis Life Technologies, Inc. (a)	151	2,712
The Spectranetics Corp. (a)	417	3,269
Tornier BV	108	2,510
Unilife Corp. (a)	694	3,678
Uroplasty, Inc. (a)	231	1,042
Vascular Solutions, Inc. (a)	233	2,472
Volcano Corp. (a)	585	14,584
West Pharmaceutical Services, Inc.	374	14,537
Wright Medical Group, Inc. (a)	439	7,546
Young Innovations, Inc.	59	1,696
Zoll Medical Corp. (a)	244	9,226
		380,548
Health Care Providers & Services - 3.0%
Accretive Health, Inc. (a)	447	10,643
Air Methods Corp. (a)	125	10,103
Alliance Healthcare Services, Inc. (a)	227	252
Almost Family, Inc. (a)	88	1,640
Amedisys, Inc. (a)	350	4,596
American Dental Partners, Inc. (a)	143	1,510
AMN Healthcare Services, Inc. (a)	416	1,972
AmSurg Corp. (a)	350	8,866
Assisted Living Concepts, Inc. Class A	240	3,410
Bio-Reference Laboratories, Inc. (a)	283	5,671
BioScrip, Inc. (a)	505	3,283
Capital Senior Living Corp. (a)	288	2,249
CardioNet, Inc. (a)	226	640
Centene Corp. (a)	557	19,579
Chemed Corp.	234	13,890
Chindex International, Inc. (a)	125	1,389
Corvel Corp. (a)	75	3,868
Cross Country Healthcare, Inc. (a)	306	1,530
Emeritus Corp. (a)	348	6,163
ExamWorks Group, Inc. (a)	291	3,070
Five Star Quality Care, Inc. (a)	610	1,580
Gentiva Health Services, Inc. (a)	318	1,317
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger Orthopedic Group, Inc. (a)	383	$ 6,653
HealthSouth Corp. (a)	1,052	18,578
HealthSpring, Inc. (a)	754	40,671
Healthways, Inc. (a)	355	2,542
HMS Holdings Corp. (a)	946	23,120
IPC The Hospitalist Co., Inc. (a)	184	7,715
Kindred Healthcare, Inc. (a)	588	6,850
Landauer, Inc.	107	5,484
LHC Group, Inc. (a)	199	3,122
Magellan Health Services, Inc. (a)	348	17,912
MedQuist Holdings, Inc. (a)	393	3,360
Metropolitan Health Networks, Inc. (a)	531	3,462
Molina Healthcare, Inc. (a)	321	6,799
MWI Veterinary Supply, Inc. (a)	140	10,570
National Healthcare Corp.	123	4,712
National Research Corp.	17	568
NeoStem, Inc. (a)	423	283
Owens & Minor, Inc.	712	21,303
PharMerica Corp. (a)	343	5,351
Providence Service Corp. (a)	139	1,738
PSS World Medical, Inc. (a)	615	13,684
RadNet, Inc. (a)	283	727
Select Medical Holdings Corp. (a)	543	4,724
Skilled Healthcare Group, Inc. (a)	180	680
Sun Healthcare Group, Inc. (a)	233	610
Sunrise Senior Living, Inc. (a)	688	3,784
Team Health Holdings, Inc. (a)	306	6,218
The Ensign Group, Inc.	195	4,438
Triple-S Management Corp. (a)	208	3,952
U.S. Physical Therapy, Inc.	151	2,948
Universal American Spin Corp. (a)	340	3,910
Vanguard Health Systems, Inc. (a)	321	3,120
Wellcare Health Plans, Inc. (a)	475	23,280
		370,089
Health Care Technology - 0.6%
athenahealth, Inc. (a)	391	20,688
Computer Programs & Systems, Inc.	124	6,333
Epocrates, Inc. (a)	58	505
HealthStream, Inc. (a)	159	2,414
MedAssets, Inc. (a)	556	5,927
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Medidata Solutions, Inc. (a)	255	$ 4,585
Merge Healthcare, Inc. (a)	543	3,584
Omnicell, Inc. (a)	376	5,621
Quality Systems, Inc.	429	16,692
Transcend Services, Inc. (a)	113	3,088
		69,437
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	849	4,746
Albany Molecular Research, Inc. (a)	204	655
BG Medicine, Inc.	71	347
Caliper Life Sciences, Inc. (a)	550	5,764
Cambrex Corp. (a)	273	1,504
Complete Genomics, Inc.	92	524
Enzo Biochem, Inc. (a)	432	1,236
eResearchTechnology, Inc. (a)	616	3,148
Fluidigm Corp. (a)	75	1,047
Furiex Pharmaceuticals, Inc. (a)	105	1,491
Harvard Bioscience, Inc. (a)	260	1,186
Luminex Corp. (a)	420	9,223
Medtox Scientific, Inc.	87	1,274
Pacific Biosciences of California, Inc.	376	1,474
PAREXEL International Corp. (a)	660	14,540
Sequenom, Inc. (a)	1,150	5,716
		53,875
Pharmaceuticals - 1.7%
Acura Pharmaceuticals, Inc. (a)	100	444
Aegerion Pharmaceuticals, Inc.	100	1,309
Akorn, Inc. (a)	652	5,861
Ampio Pharmaceuticals, Inc. (a)	211	1,500
Auxilium Pharmaceuticals, Inc. (a)	538	8,371
AVANIR Pharmaceuticals Class A (a)	1,502	4,491
Cadence Pharmaceuticals, Inc. (a)	492	2,868
Columbia Laboratories, Inc. (a)	779	1,971
Corcept Therapeutics, Inc. (a)	449	1,423
Cornerstone Therapeutics, Inc. (a)	75	460
DepoMed, Inc. (a)	580	2,598
Durect Corp. (a)	873	1,388
Endocyte, Inc.	179	1,738
Hi-Tech Pharmacal Co., Inc. (a)	126	4,476
Impax Laboratories, Inc. (a)	728	13,766
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Ista Pharmaceuticals, Inc. (a)	356	$ 1,474
Jazz Pharmaceuticals, Inc. (a)	249	9,701
KV Pharmaceutical Co. Class A (a)	478	531
Lannett Co., Inc. (a)	151	618
MAP Pharmaceuticals, Inc. (a)	230	3,399
Medicis Pharmaceutical Corp. Class A	692	26,497
Nektar Therapeutics (a)	1,285	6,965
Obagi Medical Products, Inc. (a)	195	1,841
Optimer Pharmaceuticals, Inc. (a)	525	7,492
Pacira Pharmaceuticals, Inc.	45	440
Pain Therapeutics, Inc.	381	1,695
Par Pharmaceutical Companies, Inc. (a)	406	12,424
Pernix Therapeutics Holdings, Inc. (a)	35	375
Pozen, Inc. (a)	246	627
Questcor Pharmaceuticals, Inc. (a)	596	24,204
Sagent Pharmaceuticals, Inc.	72	1,840
Salix Pharmaceuticals Ltd. (a)	656	22,471
Santarus, Inc. (a)	562	1,714
Sucampo Pharmaceuticals, Inc. Class A (a)	118	519
The Medicines Company (a)	596	11,157
Transcept Pharmaceuticals, Inc. (a)	48	419
ViroPharma, Inc. (a)	785	15,888
Vivus, Inc. (a)	1,000	9,430
XenoPort, Inc. (a)	463	2,824
		217,209
TOTAL HEALTH CARE		1,550,672
INDUSTRIALS - 15.4%
Aerospace & Defense - 2.0%
AAR Corp.	441	8,789
AeroVironment, Inc. (a)	194	6,408
American Science & Engineering, Inc.	102	6,938
Astronics Corp. (a)	109	3,314
Ceradyne, Inc. (a)	275	9,202
Cubic Corp.	177	8,340
Curtiss-Wright Corp.	520	17,046
DigitalGlobe, Inc. (a)	393	8,017
Ducommun, Inc.	111	1,584
Esterline Technologies Corp. (a)	341	19,062
GenCorp, Inc. (non-vtg.) (a)	718	3,489
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
GeoEye, Inc. (a)	247	$ 8,292
HEICO Corp.	467	26,628
Hexcel Corp. (a)	1,095	27,057
KEYW Holding Corp.	197	1,655
Kratos Defense & Security Solutions, Inc. (a)	427	2,703
LMI Aerospace, Inc. (a)	97	1,951
Moog, Inc. Class A (a)	508	19,675
National Presto Industries, Inc.	56	5,348
Orbital Sciences Corp. (a)	643	9,941
Taser International, Inc. (a)	738	3,668
Teledyne Technologies, Inc. (a)	409	22,278
Triumph Group, Inc.	420	24,402
		245,787
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	657	3,640
Atlas Air Worldwide Holdings, Inc. (a)	291	11,209
Forward Air Corp.	325	10,644
Hub Group, Inc. Class A (a)	412	12,879
Pacer International, Inc. (a)	376	1,771
Park-Ohio Holdings Corp. (a)	92	1,489
		41,632
Airlines - 0.6%
Alaska Air Group, Inc. (a)	400	26,612
Allegiant Travel Co. (a)	166	8,625
Hawaiian Holdings, Inc. (a)	630	3,371
JetBlue Airways Corp. (a)	2,775	12,432
Republic Airways Holdings, Inc. (a)	514	1,336
SkyWest, Inc.	590	7,912
Spirit Airlines, Inc. (a)	160	2,634
US Airways Group, Inc. (a)	1,809	10,438
		73,360
Building Products - 0.6%
A.O. Smith Corp.	426	15,830
AAON, Inc.	225	4,763
Ameresco, Inc. Class A (a)	184	2,022
American Woodmark Corp.	102	1,735
Apogee Enterprises, Inc.	283	3,090
Builders FirstSource, Inc. (a)	422	688
Gibraltar Industries, Inc. (a)	360	4,018
Griffon Corp. (a)	551	5,218
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Insteel Industries, Inc.	183	$ 1,887
NCI Building Systems, Inc. (a)	208	1,895
Quanex Building Products Corp.	428	6,313
Simpson Manufacturing Co. Ltd.	462	14,165
Trex Co., Inc. (a)	194	3,585
Universal Forest Products, Inc.	222	6,232
USG Corp. (a)	801	7,417
		78,858
Commercial Services & Supplies - 2.6%
A.T. Cross Co. Class A (a)	107	1,301
ABM Industries, Inc.	598	12,092
ACCO Brands Corp. (a)	592	4,067
American Reprographics Co. (a)	403	1,608
Casella Waste Systems, Inc. Class A (a)	272	1,708
Cenveo, Inc. (a)	573	2,149
Clean Harbors, Inc. (a)	523	30,475
CompX International, Inc. Class A	11	168
Consolidated Graphics, Inc. (a)	107	4,875
Courier Corp.	125	1,086
Deluxe Corp.	572	13,511
EnergySolutions, Inc. (a)	958	3,612
EnerNOC, Inc. (a)	306	2,714
Ennis, Inc.	314	4,594
Fuel Tech, Inc. (a)	209	1,158
G&K Services, Inc. Class A	191	5,799
Healthcare Services Group, Inc.	749	12,995
Heritage-Crystal Clean, Inc. (a)	44	701
Herman Miller, Inc.	638	13,175
Higher One Holdings, Inc. (a)	351	6,192
HNI Corp.	499	12,001
InnerWorkings, Inc. (a)	264	2,389
Interface, Inc. Class A	593	7,733
Intersections, Inc.	98	1,655
Kimball International, Inc. Class B	398	2,241
Knoll, Inc.	534	8,144
M&F Worldwide Corp. (a)	106	2,625
McGrath RentCorp.	274	7,321
Metalico, Inc. (a)	423	1,912
Mine Safety Appliances Co.	301	10,099
Mobile Mini, Inc. (a)	411	7,456
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Multi-Color Corp.	122	$ 3,234
Quad/Graphics, Inc.	290	5,719
Rollins, Inc.	702	15,290
Schawk, Inc. Class A	127	1,713
Standard Parking Corp. (a)	195	3,430
Steelcase, Inc. Class A	897	6,647
Swisher Hygiene, Inc. (Canada) (a)	1,017	4,469
Sykes Enterprises, Inc. (a)	471	7,503
Team, Inc. (a)	224	5,602
Tetra Tech, Inc. (a)	697	15,216
The Brink's Co.	524	14,562
The Geo Group, Inc. (a)	734	13,381
TMS International Corp.	144	1,237
TRC Companies, Inc. (a)	165	721
Unifirst Corp. Massachusetts	159	8,324
United Stationers, Inc.	512	16,287
US Ecology, Inc.	182	3,287
Viad Corp.	241	5,044
WCA Waste Corp. (a)	156	743
		319,965
Construction & Engineering - 0.8%
Aegion Corp. (a)	445	6,582
Argan, Inc.	118	1,605
Comfort Systems USA, Inc.	453	4,983
Dycom Industries, Inc. (a)	364	7,073
EMCOR Group, Inc.	746	18,702
Furmanite Corp. (a)	465	3,102
Granite Construction, Inc.	429	9,653
Great Lakes Dredge & Dock Corp.	720	3,708
Layne Christensen Co. (a)	225	5,668
MasTec, Inc. (a)	633	13,685
Michael Baker Corp. (a)	88	1,811
MYR Group, Inc. (a)	240	4,630
Northwest Pipe Co. (a)	119	3,174
Orion Marine Group, Inc. (a)	283	1,922
Pike Electric Corp. (a)	182	1,385
Primoris Services Corp.	285	3,711
Sterling Construction Co., Inc. (a)	170	2,117
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Tutor Perini Corp.	364	$ 5,289
UniTek Global Services, Inc. (a)	102	476
		99,276
Electrical Equipment - 1.3%
A123 Systems, Inc. (a)	933	3,200
Active Power, Inc. (a)	893	814
Acuity Brands, Inc.	484	22,409
American Superconductor Corp. (a)	468	2,040
AZZ, Inc.	142	6,342
Belden, Inc.	529	17,076
Brady Corp. Class A	534	16,404
Broadwind Energy, Inc. (a)	1,652	678
Capstone Turbine Corp. (a)	3,060	3,335
Coleman Cable, Inc. (a)	78	793
Encore Wire Corp.	190	5,050
EnerSys (a)	558	12,572
Franklin Electric Co., Inc.	257	11,801
FuelCell Energy, Inc. (a)	1,374	1,470
Generac Holdings, Inc. (a)	286	6,538
Global Power Equipment Group, Inc. (a)	187	4,957
II-VI, Inc. (a)	581	11,045
LSI Industries, Inc.	212	1,427
Powell Industries, Inc. (a)	106	3,563
PowerSecure International, Inc. (a)	175	744
Preformed Line Products Co.	27	1,737
Satcon Technology Corp. (a)	1,036	1,098
Thermon Group Holdings, Inc.	107	1,699
Valence Technology, Inc. (a)	671	643
Vicor Corp.	204	1,867
Woodward, Inc.	689	23,343
		162,645
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	200	12,002
Seaboard Corp.	3	6,594
Standex International Corp.	144	5,560
Tredegar Corp.	279	5,404
		29,560
Machinery - 3.2%
3D Systems Corp. (a)	473	7,696
Accuride Corp. (a)	415	2,623
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Actuant Corp. Class A	768	$ 17,280
Alamo Group, Inc.	87	2,075
Albany International Corp. Class A	312	7,048
Altra Holdings, Inc. (a)	323	4,748
American Railcar Industries, Inc. (a)	102	2,250
Ampco-Pittsburgh Corp.	88	1,847
Astec Industries, Inc. (a)	225	7,481
Badger Meter, Inc.	172	5,631
Barnes Group, Inc.	608	14,148
Blount International, Inc. (a)	543	8,433
Briggs & Stratton Corp.	563	8,220
Cascade Corp.	97	4,181
Chart Industries, Inc. (a)	328	18,535
CIRCOR International, Inc.	194	6,755
CLARCOR, Inc.	560	27,149
Colfax Corp. (a)	282	7,123
Columbus McKinnon Corp. (NY Shares) (a)	242	3,628
Commercial Vehicle Group, Inc. (a)	356	3,927
Douglas Dynamics, Inc.	232	3,485
Dynamic Materials Corp.	163	3,537
Energy Recovery, Inc. (a)	499	1,532
EnPro Industries, Inc. (a)	231	7,956
ESCO Technologies, Inc.	294	8,988
Federal Signal Corp.	752	3,549
Flow International Corp. (a)	530	1,373
Force Protection, Inc. (a)	877	3,227
FreightCar America, Inc. (a)	125	2,369
Gorman-Rupp Co.	179	4,810
Graham Corp.	103	2,373
Greenbrier Companies, Inc. (a)	220	4,094
Hurco Companies, Inc. (a)	84	2,194
John Bean Technologies Corp.	332	5,358
Kadant, Inc. (a)	154	3,334
Kaydon Corp.	361	11,357
L.B. Foster Co. Class A	120	3,060
Lindsay Corp.	140	8,134
Lydall, Inc. (a)	181	1,984
Meritor, Inc. (a)	1,037	9,872
Met-Pro Corp.	158	1,424
Middleby Corp. (a)	209	17,615
Miller Industries, Inc.	122	2,494
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Mueller Industries, Inc.	423	$ 17,110
Mueller Water Products, Inc. Class A	1,816	4,994
NACCO Industries, Inc. Class A	68	5,583
NN, Inc. (a)	185	1,635
Omega Flex, Inc. (a)	26	307
PMFG, Inc. (a)	187	3,824
RBC Bearings, Inc. (a)	242	9,801
Robbins & Myers, Inc.	441	19,708
Sauer-Danfoss, Inc. (a)	136	5,266
Sun Hydraulics Corp.	227	6,529
Tecumseh Products Co. Class A (non-vtg.) (a)	265	1,685
Tennant Co.	214	8,280
Titan International, Inc.	464	10,440
TriMas Corp. (a)	295	5,750
Twin Disc, Inc.	102	3,968
Wabash National Corp. (a)	800	5,520
Watts Water Technologies, Inc. Class A	332	10,455
Xerium Technologies, Inc. (a)	124	1,285
		397,037
Marine - 0.1%
Baltic Trading Ltd.	190	1,056
Eagle Bulk Shipping, Inc. (a)	713	1,105
Excel Maritime Carriers Ltd. (a)	505	1,434
Genco Shipping & Trading Ltd. (a)	369	3,321
International Shipholding Corp.	61	1,241
Ultrapetrol (Bahamas) Ltd. (a)	198	588
		8,745
Professional Services - 1.5%
Acacia Research Corp. - Acacia Technologies (a)	479	19,083
Advisory Board Co. (a)	177	10,841
Barrett Business Services, Inc.	86	1,365
CBIZ, Inc. (a)	492	3,114
CDI Corp.	136	1,786
Corporate Executive Board Co.	387	14,160
CoStar Group, Inc. (a)	283	17,413
CRA International, Inc. (a)	138	2,666
Dolan Co. (a)	375	3,281
Exponent, Inc. (a)	157	7,564
Franklin Covey Co. (a)	148	1,427
FTI Consulting, Inc. (a)	474	18,680
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
GP Strategies Corp. (a)	157	$ 1,856
Heidrick & Struggles International, Inc.	189	3,738
Hill International, Inc. (a)	274	1,534
Hudson Highland Group, Inc. (a)	427	1,977
Huron Consulting Group, Inc. (a)	247	8,894
ICF International, Inc. (a)	229	5,354
Insperity, Inc.	260	6,703
Kelly Services, Inc. Class A (non-vtg.)	317	5,183
Kforce, Inc. (a)	396	5,053
Korn/Ferry International (a)	519	8,288
MISTRAS Group, Inc. (a)	152	3,314
Navigant Consulting, Inc. (a)	583	6,605
Odyssey Marine Exploration, Inc. (a)	755	2,152
On Assignment, Inc. (a)	393	4,240
Pendrell Corp. (a)	1,795	4,452
Resources Connection, Inc.	528	5,856
RPX Corp.	98	1,525
School Specialty, Inc. (a)	181	1,385
TrueBlue, Inc. (a)	455	6,015
VSE Corp.	45	1,094
		186,598
Road & Rail - 1.2%
AMERCO (a)	98	7,420
Arkansas Best Corp.	290	5,974
Avis Budget Group, Inc. (a)	1,180	16,638
Celadon Group, Inc.	263	2,896
Covenant Transport Group, Inc. Class A (a)	78	250
Dollar Thrifty Automotive Group, Inc. (a)	325	19,838
Genesee & Wyoming, Inc. Class A (a)	446	26,408
Heartland Express, Inc.	568	7,617
Knight Transportation, Inc.	694	10,549
Marten Transport Ltd.	167	2,958
Old Dominion Freight Lines, Inc. (a)	532	19,455
Patriot Transportation Holding, Inc. (a)	66	1,518
Quality Distribution, Inc. (a)	159	1,792
RailAmerica, Inc. (a)	228	3,117
Roadrunner Transportation Systems, Inc. (a)	98	1,636
Saia, Inc. (a)	208	2,777
Swift Transporation Co.	878	7,814
Universal Truckload Services, Inc.	51	792
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Werner Enterprises, Inc.	492	$ 11,660
Zipcar, Inc. (a)	106	2,168
		153,277
Trading Companies & Distributors - 1.0%
Aceto Corp.	283	1,794
Aircastle Ltd.	602	7,302
Applied Industrial Technologies, Inc.	471	15,835
Beacon Roofing Supply, Inc. (a)	512	9,436
CAI International, Inc. (a)	128	1,998
DXP Enterprises, Inc. (a)	91	2,273
Essex Rental Corp. (a)	159	453
H&E Equipment Services, Inc. (a)	341	3,741
Houston Wire & Cable Co.	185	2,362
Interline Brands, Inc. (a)	383	5,707
Kaman Corp.	290	9,643
Lawson Products, Inc.	32	533
RSC Holdings, Inc. (a)	760	7,418
Rush Enterprises, Inc. Class A (a)	362	6,987
SeaCube Container Leasing Ltd.	119	1,654
TAL International Group, Inc.	253	7,041
Textainer Group Holdings Ltd.	138	3,788
Titan Machinery, Inc. (a)	163	3,803
United Rentals, Inc. (a)	701	16,410
Watsco, Inc.	317	19,546
		127,724
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	209	2,360
TOTAL INDUSTRIALS		1,926,824
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.3%
ADTRAN, Inc.	727	24,427
Anaren, Inc. (a)	161	3,080
Arris Group, Inc. (a)	1,388	14,935
Aruba Networks, Inc. (a)	960	22,742
Aviat Networks, Inc. (a)	642	1,316
Bel Fuse, Inc. Class B (non-vtg.)	110	1,967
BigBand Networks, Inc. (a)	502	1,124
Black Box Corp.	207	5,794
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Blue Coat Systems, Inc. (a)	485	$ 7,809
Calix Networks, Inc. (a)	398	3,467
Communications Systems, Inc.	76	1,252
Comtech Telecommunications Corp.	257	8,509
DG FastChannel, Inc. (a)	311	5,797
Dialogic, Inc. (a)	143	296
Digi International, Inc. (a)	268	3,428
EMCORE Corp. (a)	1,027	1,017
Emulex Corp. (a)	985	8,254
Extreme Networks, Inc. (a)	1,134	3,345
Finisar Corp. (a)	1,008	20,654
Globecomm Systems, Inc. (a)	239	3,248
Harmonic, Inc. (a)	1,174	6,457
Infinera Corp. (a)	1,175	8,589
InterDigital, Inc.	509	22,116
Ixia (a)	462	5,234
KVH Industries, Inc. (a)	165	1,214
Loral Space & Communications Ltd. (a)	125	7,563
Meru Networks, Inc. (a)	100	543
NETGEAR, Inc. (a)	408	14,468
NumereX Corp. Class A (a)	89	708
Oclaro, Inc. (a)	521	2,141
Oplink Communications, Inc. (a)	206	3,341
Opnext, Inc. (a)	406	403
ORBCOMM, Inc. (a)	400	1,100
Plantronics, Inc.	542	18,108
Powerwave Technologies, Inc. (a)	317	1,144
Procera Networks, Inc. (a)	154	1,756
ShoreTel, Inc. (a)	584	3,416
Sonus Networks, Inc. (a)	2,443	6,474
Sycamore Networks, Inc.	242	4,651
Symmetricom, Inc. (a)	562	2,894
Tekelec (a)	695	6,825
ViaSat, Inc. (a)	409	17,419
Westell Technologies, Inc. Class A (a)	580	1,166
		280,191
Computers & Peripherals - 0.6%
Avid Technology, Inc. (a)	299	1,854
Cray, Inc. (a)	467	2,956
Dot Hill Systems Corp. (a)	660	1,135
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Electronics for Imaging, Inc. (a)	523	$ 7,845
Imation Corp. (a)	309	2,076
Immersion Corp. (a)	297	2,040
Intermec, Inc. (a)	688	5,552
Intevac, Inc. (a)	240	1,932
Novatel Wireless, Inc. (a)	362	1,437
OCZ Technology Group, Inc. (a)	603	4,263
Quantum Corp. (a)	2,313	6,037
Rimage Corp.	107	1,188
Silicon Graphics International Corp. (a)	365	5,278
STEC, Inc. (a)	477	5,400
Stratasys, Inc. (a)	237	6,645
Super Micro Computer, Inc. (a)	317	5,072
Synaptics, Inc. (a)	354	11,962
Xyratex Ltd.	326	4,447
		77,119
Electronic Equipment & Components - 2.5%
Aeroflex Holding Corp.	205	2,232
Agilysys, Inc. (a)	191	1,622
Anixter International, Inc.	326	19,133
Benchmark Electronics, Inc. (a)	669	9,192
Brightpoint, Inc. (a)	762	7,734
Checkpoint Systems, Inc. (a)	456	6,042
Cognex Corp.	466	15,793
Coherent, Inc. (a)	280	14,272
CTS Corp.	365	3,387
Daktronics, Inc.	366	3,697
DDi Corp.	165	1,516
DTS, Inc. (a)	200	5,618
Echelon Corp. (a)	442	2,988
Electro Rent Corp.	225	3,616
Electro Scientific Industries, Inc. (a)	275	3,380
eMagin Corp. (a)	161	679
Fabrinet (a)	211	2,616
FARO Technologies, Inc. (a)	183	7,646
FEI Co. (a)	435	17,296
GSI Group, Inc. (a)	326	3,185
Identive Group, Inc. (a)	359	851
Insight Enterprises, Inc. (a)	517	8,737
KEMET Corp. (a)	527	4,859
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
LeCroy Corp. (a)	176	$ 1,806
Littelfuse, Inc.	254	12,436
Maxwell Technologies, Inc. (a)	287	5,731
Measurement Specialties, Inc. (a)	173	5,399
Mercury Computer Systems, Inc. (a)	354	5,168
Methode Electronics, Inc. Class A	394	3,660
Microvision, Inc. (a)	976	693
MTS Systems Corp.	175	6,417
Multi-Fineline Electronix, Inc. (a)	94	2,156
NeoPhotonics Corp.	80	418
Newport Corp. (a)	429	5,942
OSI Systems, Inc. (a)	211	9,347
Park Electrochemical Corp.	232	6,566
PC Connection, Inc. (a)	86	718
Plexus Corp. (a)	394	10,126
Power-One, Inc. (a)	710	3,515
Pulse Electronics Corp.	457	1,613
RadiSys Corp. (a)	213	1,248
Richardson Electronics Ltd.	145	1,884
Rofin-Sinar Technologies, Inc. (a)	315	8,190
Rogers Corp. (a)	179	7,727
Sanmina-SCI Corp. (a)	900	7,929
ScanSource, Inc. (a)	296	10,289
SYNNEX Corp. (a)	283	8,170
TTM Technologies, Inc. (a)	591	6,601
Universal Display Corp. (a)	432	20,231
Viasystems Group, Inc. (a)	27	556
Vishay Precision Group, Inc. (a)	129	1,882
X-Rite, Inc. (a)	300	1,353
Zygo Corp. (a)	204	3,129
		306,991
Internet Software & Services - 1.8%
Active Network, Inc.	127	1,707
Ancestry.com, Inc. (a)	358	8,152
Bankrate, Inc.	277	5,393
Carbonite, Inc.	81	1,022
comScore, Inc. (a)	357	7,536
Constant Contact, Inc. (a)	333	6,740
Cornerstone OnDemand, Inc.	121	1,744
DealerTrack Holdings, Inc. (a)	452	9,804
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Demand Media, Inc.	73	$ 509
Dice Holdings, Inc. (a)	559	5,691
Digital River, Inc. (a)	446	8,175
EarthLink, Inc.	1,226	8,594
FriendFinder Networks, Inc. (a)	51	95
InfoSpace, Inc. (a)	437	3,828
Internap Network Services Corp. (a)	627	3,561
IntraLinks Holdings, Inc. (a)	391	3,398
j2 Global Communications, Inc.	517	15,913
Keynote Systems, Inc.	148	3,533
KIT Digital, Inc. (a)	468	4,212
Limelight Networks, Inc. (a)	711	1,977
Liquidity Services, Inc. (a)	216	7,033
LivePerson, Inc. (a)	542	6,824
LogMeIn, Inc. (a)	227	9,232
LoopNet, Inc. (a)	177	3,131
Marchex, Inc. Class B	220	1,956
ModusLink Global Solutions, Inc.	461	1,927
Move, Inc. (a)	1,943	3,575
NIC, Inc.	710	9,805
OpenTable, Inc. (a)	267	11,711
Openwave Systems, Inc. (a)	1,187	1,840
Perficient, Inc. (a)	251	2,392
quepasa.com, Inc. (a)	63	304
QuinStreet, Inc. (a)	292	3,355
RealNetworks, Inc.	219	2,137
Responsys, Inc.	107	1,168
RightNow Technologies, Inc. (a)	278	11,957
Saba Software, Inc. (a)	295	2,047
SciQuest, Inc. (a)	129	1,914
SPS Commerce, Inc. (a)	111	2,171
Stamps.com, Inc.	132	4,298
Support.com, Inc. (a)	544	1,148
TechTarget, Inc. (a)	171	1,267
Travelzoo, Inc. (a)	59	1,880
United Online, Inc.	1,011	5,975
ValueClick, Inc. (a)	877	15,435
Vocus, Inc. (a)	187	3,811
Web.com, Inc. (a)	362	3,497
XO Group, Inc. (a)	316	2,917
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Zillow, Inc. (a)	40	$ 1,188
Zix Corp. (a)	687	1,704
		229,183
IT Services - 1.9%
Acxiom Corp. (a)	901	11,884
CACI International, Inc. Class A (a)	296	16,247
Cardtronics, Inc. (a)	483	12,041
Cass Information Systems, Inc.	90	3,527
Ciber, Inc. (a)	656	2,283
Computer Task Group, Inc. (a)	158	2,018
Convergys Corp. (a)	1,169	12,508
CSG Systems International, Inc. (a)	395	5,625
Dynamics Research Corp. (a)	83	800
Echo Global Logistics, Inc. (a)	120	1,853
Euronet Worldwide, Inc. (a)	561	10,867
ExlService Holdings, Inc. (a)	192	5,007
Forrester Research, Inc.	170	6,088
Global Cash Access Holdings, Inc. (a)	672	2,003
Hackett Group, Inc. (a)	335	1,384
Heartland Payment Systems, Inc.	429	9,335
iGate Corp.	365	4,920
Jack Henry & Associates, Inc.	957	31,016
Lionbridge Technologies, Inc. (a)	791	2,144
ManTech International Corp. Class A	259	9,099
Maximus, Inc.	385	15,531
MoneyGram International, Inc. (a)	867	2,220
NCI, Inc. Class A (a)	62	846
PRG-Schultz International, Inc. (a)	221	1,180
Sapient Corp.	1,237	15,289
ServiceSource International, Inc.	108	1,437
Stream Global Services, Inc. (a)	85	266
Syntel, Inc.	172	8,411
Teletech Holdings, Inc. (a)	299	5,227
TNS, Inc. (a)	293	5,722
Unisys Corp. (a)	477	12,397
Virtusa Corp. (a)	154	2,509
Wright Express Corp. (a)	430	20,158
		241,842
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Analogic Technologies, Inc. (a)	444	1,936
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Advanced Energy Industries, Inc. (a)	514	$ 4,801
Alpha & Omega Semiconductor Ltd. (a)	160	1,352
Amkor Technology, Inc. (a)	1,220	5,905
Amtech Systems, Inc. (a)	89	910
ANADIGICS, Inc. (a)	715	1,880
Applied Micro Circuits Corp. (a)	758	5,109
ATMI, Inc. (a)	354	7,222
Axcelis Technologies, Inc. (a)	1,149	1,609
AXT, Inc. (a)	334	1,570
Brooks Automation, Inc.	742	7,754
Cabot Microelectronics Corp. (a)	260	10,015
Cavium, Inc. (a)	548	17,914
Ceva, Inc. (a)	260	8,078
Cirrus Logic, Inc. (a)	741	12,330
Cohu, Inc.	296	3,283
Cymer, Inc. (a)	341	14,816
Diodes, Inc. (a)	393	8,791
DSP Group, Inc. (a)	253	1,564
Entegris, Inc. (a)	1,493	13,377
Entropic Communications, Inc. (a)	881	5,127
Exar Corp. (a)	373	2,279
FormFactor, Inc. (a)	599	3,582
FSI International, Inc. (a)	359	887
GSI Technology, Inc. (a)	316	1,548
GT Advanced Technologies, Inc. (a)	1,400	11,480
Hittite Microwave Corp. (a)	354	18,620
Inphi Corp.	213	2,352
Integrated Device Technology, Inc. (a)	1,631	9,916
Integrated Silicon Solution, Inc. (a)	344	3,168
IXYS Corp. (a)	258	3,527
Kopin Corp. (a)	815	3,301
Kulicke & Soffa Industries, Inc. (a)	805	7,768
Lattice Semiconductor Corp. (a)	1,315	8,324
LTX-Credence Corp. (a)	590	3,735
MaxLinear, Inc. Class A (a)	253	1,472
Micrel, Inc.	579	6,381
Microsemi Corp. (a)	969	17,888
Mindspeed Technologies, Inc. (a)	347	1,929
MIPS Technologies, Inc. (a)	647	3,552
MKS Instruments, Inc.	581	15,478
Monolithic Power Systems, Inc. (a)	316	3,937
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MoSys, Inc. (a)	359	$ 1,389
Nanometrics, Inc. (a)	213	3,595
Netlogic Microsystems, Inc. (a)	766	37,687
NVE Corp. (a)	50	2,751
Omnivision Technologies, Inc. (a)	647	10,553
PDF Solutions, Inc. (a)	269	1,391
Pericom Semiconductor Corp. (a)	332	2,819
Photronics, Inc. (a)	618	3,875
PLX Technology, Inc. (a)	487	1,583
Power Integrations, Inc.	323	11,508
Rambus, Inc. (a)	1,100	19,503
RF Micro Devices, Inc. (a)	3,110	22,827
Rubicon Technology, Inc. (a)	181	1,886
Rudolph Technologies, Inc. (a)	404	2,977
Semtech Corp. (a)	734	17,924
Sigma Designs, Inc. (a)	397	3,311
Silicon Image, Inc. (a)	918	5,912
Spansion, Inc. Class A (a)	569	5,855
Standard Microsystems Corp. (a)	259	6,413
Supertex, Inc. (a)	114	2,104
Tessera Technologies, Inc. (a)	569	7,835
TriQuint Semiconductor, Inc. (a)	1,830	9,736
Ultra Clean Holdings, Inc. (a)	253	1,386
Ultratech, Inc. (a)	290	6,322
Veeco Instruments, Inc. (a)	454	12,117
Volterra Semiconductor Corp. (a)	277	6,565
		476,291
Software - 4.4%
Accelrys, Inc. (a)	674	4,469
ACI Worldwide, Inc. (a)	371	11,379
Actuate Corp. (a)	369	2,399
Advent Software, Inc. (a)	368	10,083
American Software, Inc. Class A	289	2,260
Aspen Technology, Inc. (a)	938	16,265
Blackbaud, Inc.	500	14,015
Bottomline Technologies, Inc. (a)	398	9,667
BroadSoft, Inc. (a)	252	9,072
Callidus Software, Inc. (a)	385	2,179
CommVault Systems, Inc. (a)	497	21,162
Concur Technologies, Inc. (a)	503	23,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Convio, Inc. (a)	135	$ 1,295
Deltek, Inc. (a)	236	1,737
DemandTec, Inc. (a)	413	3,122
Digimarc Corp. (a)	65	1,739
Ebix, Inc.	334	5,715
Ellie Mae, Inc.	78	398
EPIQ Systems, Inc.	369	5,262
ePlus, Inc. (a)	36	978
Fair Isaac Corp.	441	12,061
FalconStor Software, Inc. (a)	352	1,193
Glu Mobile, Inc. (a)	476	1,442
Guidance Software, Inc. (a)	129	775
Interactive Intelligence Group, Inc. (a)	169	4,690
JDA Software Group, Inc. (a)	473	15,075
Kenexa Corp. (a)	297	6,792
Magma Design Automation, Inc. (a)	705	3,722
Manhattan Associates, Inc. (a)	226	9,571
Mentor Graphics Corp. (a)	1,078	12,246
MicroStrategy, Inc. Class A (a)	90	11,859
Monotype Imaging Holdings, Inc. (a)	413	5,604
Motricity, Inc. (a)	344	605
NetScout Systems, Inc. (a)	418	6,851
NetSuite, Inc. (a)	308	11,716
Opnet Technologies, Inc.	164	7,173
Parametric Technology Corp. (a)	1,333	27,766
Pegasystems, Inc.	189	7,142
Progress Software Corp. (a)	750	15,795
PROS Holdings, Inc. (a)	230	3,648
QAD, Inc. Class A	61	705
QLIK Technologies, Inc. (a)	792	22,627
Quest Software, Inc. (a)	684	12,032
RealD, Inc. (a)	482	5,384
RealPage, Inc. (a)	339	8,933
Rosetta Stone, Inc. (a)	124	1,231
S1 Corp. (a)	550	5,352
SeaChange International, Inc. (a)	270	2,279
Smith Micro Software, Inc. (a)	333	390
SolarWinds, Inc. (a)	646	18,644
Sourcefire, Inc. (a)	317	8,733
SRS Labs, Inc. (a)	112	787
SS&C Technologies Holdings, Inc. (a)	265	4,203
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SuccessFactors, Inc. (a)	943	$ 25,178
Synchronoss Technologies, Inc. (a)	297	8,928
Take-Two Interactive Software, Inc. (a)	828	13,066
Taleo Corp. Class A (a)	463	15,001
Tangoe, Inc. (a)	107	1,439
TeleCommunication Systems, Inc. Class A (a)	491	1,620
TeleNav, Inc. (a)	177	1,517
THQ, Inc. (a)	761	1,621
TiVo, Inc. (a)	1,338	14,491
Tyler Technologies, Inc. (a)	355	11,207
Ultimate Software Group, Inc. (a)	292	17,573
Vasco Data Security International, Inc. (a)	290	2,395
Verint Systems, Inc. (a)	241	7,182
VirnetX Holding Corp. (a)	455	9,805
Wave Systems Corp. Class A (a)	848	2,213
Websense, Inc. (a)	447	7,974
		544,832
TOTAL INFORMATION TECHNOLOGY		2,156,449
MATERIALS - 4.5%
Chemicals - 2.0%
A. Schulman, Inc.	346	7,304
American Vanguard Corp.	273	3,377
Balchem Corp.	322	11,872
Calgon Carbon Corp. (a)	626	9,985
Chase Corp.	59	826
Chemtura Corp. (a)	1,077	13,075
Ferro Corp. (a)	986	6,379
Flotek Industries, Inc. (a)	588	4,375
FutureFuel Corp.	191	2,158
Georgia Gulf Corp. (a)	383	6,932
H.B. Fuller Co.	548	11,777
Hawkins, Inc.	103	3,943
Innophos Holdings, Inc.	239	10,514
Innospec, Inc. (a)	266	8,033
KMG Chemicals, Inc.	108	1,570
Koppers Holdings, Inc.	231	7,644
Kraton Performance Polymers, Inc. (a)	360	7,085
Landec Corp. (a)	280	1,739
LSB Industries, Inc. (a)	207	7,334
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Minerals Technologies, Inc.	202	$ 11,078
NewMarket Corp.	100	19,414
NL Industries, Inc.	62	901
Olin Corp.	893	16,842
OM Group, Inc. (a)	343	9,916
OMNOVA Solutions, Inc. (a)	470	2,082
PolyOne Corp.	1,029	11,515
Quaker Chemical Corp.	150	5,219
Senomyx, Inc. (a)	421	1,920
Sensient Technologies Corp.	559	20,661
Spartech Corp. (a)	344	1,397
Stepan Co.	92	7,111
STR Holdings, Inc. (a)	379	3,240
TPC Group, Inc. (a)	162	3,219
Zep, Inc.	231	3,520
Zoltek Companies, Inc. (a)	287	2,081
		246,038
Construction Materials - 0.2%
Eagle Materials, Inc.	491	10,105
Headwaters, Inc. (a)	565	994
Texas Industries, Inc.	257	7,710
United States Lime & Minerals, Inc. (a)	36	1,980
		20,789
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	45	1,216
Boise, Inc.	1,180	7,139
Graphic Packaging Holding Co. (a)	1,787	7,899
Myers Industries, Inc.	385	4,705
		20,959
Metals & Mining - 1.5%
A.M. Castle & Co. (a)	173	2,368
Amcol International Corp.	271	8,181
Century Aluminum Co. (a)	589	6,573
Coeur d'Alene Mines Corp. (a)	996	25,468
General Moly, Inc. (a)	699	2,405
Globe Specialty Metals, Inc.	707	11,786
Gold Resource Corp.	325	7,313
Golden Minerals Co. (a)	284	1,991
Golden Star Resources Ltd. (a)	2,666	5,269
Handy & Harman Ltd. (a)	54	648
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Haynes International, Inc.	136	$ 7,955
Hecla Mining Co. (a)	3,114	19,525
Horsehead Holding Corp. (a)	459	3,984
Jaguar Mining, Inc. (a)	988	5,104
Kaiser Aluminum Corp.	183	8,502
Materion Corp. (a)	232	6,134
Metals USA Holdings Corp. (a)	131	1,427
Midway Gold Corp. (a)	896	1,882
Noranda Aluminium Holding Corp.	233	2,158
Olympic Steel, Inc.	97	1,984
Paramount Gold & Silver Corp. (a)	1,399	3,721
Revett Minerals, Inc. (a)	233	970
RTI International Metals, Inc. (a)	338	8,920
Stillwater Mining Co. (a)	1,151	13,075
SunCoke Energy, Inc. (a)	131	1,653
Thompson Creek Metals Co., Inc. (a)	1,696	12,182
Universal Stainless & Alloy Products, Inc. (a)	88	3,313
US Energy Corp. (a)	227	711
US Gold Corp. (a)	1,231	5,589
Vista Gold Corp. (a)	892	3,212
Worthington Industries, Inc.	638	11,025
		195,028
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	442	13,366
Clearwater Paper Corp. (a)	256	8,481
Deltic Timber Corp.	120	8,123
Glatfelter	514	7,710
Kapstone Paper & Packaging Corp. (a)	440	7,216
Louisiana-Pacific Corp. (a)	1,460	9,709
Neenah Paper, Inc.	189	3,119
Schweitzer-Mauduit International, Inc.	178	12,517
Verso Paper Corp. (a)	139	254
Wausau-Mosinee Paper Corp.	597	4,478
		74,973
TOTAL MATERIALS		557,787
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)	789	2,967
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AboveNet, Inc.	254	$ 15,075
Alaska Communication Systems Group, Inc.	482	3,408
Atlantic Tele-Network, Inc.	100	3,795
Boingo Wireless, Inc.	53	405
Cbeyond, Inc. (a)	364	2,999
Cincinnati Bell, Inc. New (a)	2,241	7,216
Cogent Communications Group, Inc. (a)	475	7,624
Consolidated Communications Holdings, Inc.	305	5,758
FairPoint Communications, Inc. (a)	307	1,649
General Communications, Inc. Class A (a)	497	4,697
Globalstar, Inc. (a)	950	675
HickoryTech Corp.	144	1,607
IDT Corp. Class B	169	1,944
inContact, Inc. (a)	345	1,428
Iridium Communications, Inc. (a)	532	3,384
Neutral Tandem, Inc. (a)	371	3,910
PAETEC Holding Corp. (a)	1,406	7,705
Premiere Global Services, Inc. (a)	610	5,527
SureWest Communications	148	1,698
Towerstream Corp. (a)	468	1,348
Vonage Holdings Corp. (a)	1,627	5,450
		90,269
Wireless Telecommunication Services - 0.2%
Leap Wireless International, Inc. (a)	728	5,060
NTELOS Holdings Corp.	349	6,638
Shenandoah Telecommunications Co.	284	3,851
USA Mobility, Inc.	267	3,490
		19,039
TOTAL TELECOMMUNICATION SERVICES		109,308
UTILITIES - 3.7%
Electric Utilities - 1.5%
Allete, Inc.	364	14,382
Central Vermont Public Service Corp.	154	5,447
Cleco Corp.	674	24,850
El Paso Electric Co.	472	15,118
Empire District Electric Co.	463	9,246
IDACORP, Inc.	551	22,249
MGE Energy, Inc.	255	11,128
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Otter Tail Corp.	401	$ 7,783
PNM Resources, Inc.	978	17,584
Portland General Electric Co.	845	20,736
UIL Holdings Corp.	583	19,869
Unisource Energy Corp.	421	15,695
Unitil Corp.	109	2,907
		186,994
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	94	3,985
Laclede Group, Inc.	250	10,030
New Jersey Resources Corp.	464	21,817
Nicor, Inc.	503	28,294
Northwest Natural Gas Co.	310	14,483
Piedmont Natural Gas Co., Inc.	808	26,414
South Jersey Industries, Inc.	342	19,258
Southwest Gas Corp.	519	20,490
WGL Holdings, Inc.	577	24,701
		169,472
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp.	915	12,327
Black Hills Corp.	450	15,170
Dynegy, Inc. (a)	1,237	4,540
Ormat Technologies, Inc.	190	3,608
		35,645
Multi-Utilities - 0.3%
Avista Corp.	648	16,492
CH Energy Group, Inc.	173	9,551
Genie Energy Ltd. Class B (a)	138	1,145
NorthWestern Energy Corp.	416	14,331
		41,519
Water Utilities - 0.3%
American States Water Co.	195	6,813
Artesian Resources Corp. Class A	72	1,310
Cadiz, Inc. (a)	139	1,336
California Water Service Group	465	8,635
Connecticut Water Service, Inc.	88	2,353
Consolidated Water Co., Inc.	201	1,865
Middlesex Water Co.	157	2,975
Pennichuck Corp.	50	1,423
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
SJW Corp.	149	$ 3,469
York Water Co.	130	2,210
		32,389
TOTAL UTILITIES		466,019
TOTAL COMMON STOCKS (Cost $11,678,264)		12,422,597
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/8/12 (c) (Cost $49,997)	$ 50,000	49,961
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $887,334)	887,334	887,334
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $12,615,595)		13,359,892
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(867,698)
NET ASSETS - 100%		$ 12,492,194
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 NYFE Russell 2000 Mini Index Contracts	Dec. 2011	$ 73,930	$ 9,928
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,961.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 106
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,646,033	$ 1,646,033	$ -	$ -
Consumer Staples	454,715	454,715	-	-
Energy	852,707	852,707	-	-
Financials	2,702,083	2,701,473	-	610
Health Care	1,550,672	1,550,672	-	-
Industrials	1,926,824	1,926,824	-	-
Information Technology	2,156,449	2,156,449	-	-
Materials	557,787	557,787	-	-
Telecommunication Services	109,308	109,308	-	-
Utilities	466,019	466,019	-	-
U.S. Government and Government Agency Obligations	49,961	-	49,961	-
Money Market Funds	887,334	887,334	-	-
Total Investments in Securities:	$ 13,359,892	$ 13,309,321	$ 49,961	$ 610
Derivative Instruments:
Assets
Futures Contracts	$ 9,928	$ 9,928	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8,252)
Cost of Purchases	8,862
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 610
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (8,252)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 9,928	$ -
Total Value of Derivatives	$ 9,928	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,728,261)	$ 12,472,558
Fidelity Central Funds (cost $887,334)	887,334
Total Investments (cost $12,615,595)		$ 13,359,892
Segregated cash with broker for futures contracts		42,100
Receivable for investments sold		1,423
Receivable for fund shares sold		80,380
Dividends receivable		4,534
Distributions receivable from Fidelity Central Funds		44
Receivable from investment adviser for expense reductions		466
Total assets		13,488,839

Liabilities
Payable for investments purchased	$ 967,691
Accrued management fee	1,361
Payable for daily variation margin on futures contracts	26,891
Other affiliated payables	702
Total liabilities		996,645

Net Assets		$ 12,492,194
Net Assets consist of:
Paid in capital		$ 11,731,041
Undistributed net investment income		18,603
Accumulated undistributed net realized gain (loss) on investments		(11,677)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		754,227
Net Assets		$ 12,492,194

Investor Class: Net Asset Value, offering price and redemption price per share ($1,202,403 ÷ 112,660 shares)		$ 10.67

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,951,718 ÷ 557,519 shares)		$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,668,997 ÷ 250,001 shares)		$ 10.68

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($2,669,076 ÷ 250,001 shares)		$ 10.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period September 8, 2011 (commencement of operations) to October 31, 2011 (Unaudited)

Investment Income
Dividends		$ 21,243
Interest		53
Income from Fidelity Central Funds		106
Total income		21,402

Expenses
Management fee	$ 2,368
Transfer agent fees	1,237
Independent trustees' compensation	3
Total expenses before reductions	3,608
Expense reductions	(809)	2,799
Net investment income (loss)		18,603
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52
Futures contracts	(11,729)
Total net realized gain (loss)		(11,677)
Change in net unrealized appreciation (depreciation) on: Investment securities	744,297
Assets and liabilities in foreign currencies	2
Futures contracts	9,928
Total change in net unrealized appreciation (depreciation)		754,227
Net gain (loss)		742,550
Net increase (decrease) in net assets resulting from operations		$ 761,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to October 31, 2011 (Unaudited)

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,603
Net realized gain (loss)	(11,677)
Change in net unrealized appreciation (depreciation)	754,227
Net increase (decrease) in net assets resulting from operations	761,153
Share transactions - net increase (decrease)	11,731,041
Total increase (decrease) in net assets	12,492,194

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $18,603)	$ 12,492,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.65
Total from investment operations	.67
Net asset value, end of period	$ 10.67
Total Return B, C	6.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A
Expenses net of fee waivers, if any	.31% A
Expenses net of all reductions	.31% A
Net investment income (loss)	1.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,202
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02
Net realized and unrealized gain (loss)	.66
Total from investment operations	.68
Net asset value, end of period	$ 10.68
Total ReturnB,C	6.80%
Ratios to Average Net AssetsE,H
Expenses before reductions	.23%A
Expenses net of fee waivers, if any	.17%A
Expenses net of all reductions	.17%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,952
Portfolio turnover rateF	1%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02
Net realized and unrealized gain (loss)	.66
Total from investment operations	.68
Net asset value, end of period	$ 10.68
Total ReturnB,C	6.80%
Ratios to Average Net AssetsE,H
Expenses before reductions	.17%A
Expenses net of fee waivers, if any	.13%A
Expenses net of all reductions	.13%A
Net investment income (loss)	1.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,669
Portfolio turnover rateF	1%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02
Net realized and unrealized gain (loss)	.66
Total from investment operations	.68
Net asset value, end of period	$ 10.68
Total ReturnB,C	6.80%
Ratios to Average Net AssetsE,H
Expenses before reductions	.15%A
Expenses net of fee waivers, if any	.11%A
Expenses net of all reductions	.11%A
Net investment income (loss)	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,669
Portfolio turnover rateF	1%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

1. Organization.

Spartan Small Cap Index Fund and Spartan Mid Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

Semiannual Report

3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

Semiannual Report

3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 12,478,907	$ 805,164	$ (218,001)	$ 587,163
Spartan Small Cap Index Fund	12,615,595	1,024,411	(280,114)	744,297

Short-Term Trading (Redemption) Fees. Shares held by investors of Spartan Mid Cap Index Fund less than 30 days are subject to a redemption fee equal to 0.75% of the net asset value of shares redeemed. Shares held by investors of Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ (26,274)	$ 10,820
Totals (a)	$ (26,274)	$ 10,820
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ (11,729)	$ 9,928
Totals (a)	$ (11,729)	$ 9,928

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

Semiannual Report

4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	11,680,169	67,185
Spartan Small Cap Index Fund	11,756,474	75,747

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the Independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under expense contracts, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. Under the expense contracts, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees. For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Mid Cap Index Fund
Investor Class	$ 791
Fidelity Advantage Class	370
Institutional Class	75
$ 1,236

Spartan Small Cap Index Fund
Investor Class	$ 803
Fidelity Advantage Class	359
Institutional Class	75
$ 1,237

7. Expense Reductions.

FMR contractually agreed to reimburse each class of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 20, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

Semiannual Report

7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Spartan Mid Cap Index Fund
Investor Class	.26%	$269
Fidelity Advantage Class	.12%	392
Institutional Class	.08%	228
Fidelity Advantage Institutional Class	.06%	227

Spartan Small Cap Index Fund
Investor Class	.31%	$199
Fidelity Advantage Class	.17%	297
Institutional Class	.13%	157
Fidelity Advantage Institutional Class	.11%	156

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares A	Dollars A
Period ended October 31, 2011	2011	2011
Spartan Mid Cap Index Fund
Investor Class
Shares sold	329,645	$ 3,297,156
Shares redeemed	(250,001)	(2,565,010)
Net increase (decrease)	79,644	$ 732,146
Fidelity Advantage Class
Shares sold	585,685	$ 5,923,148
Net increase (decrease)	585,685	$ 5,923,148
Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Fidelity Advantage Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Spartan Small Cap Index Fund
Investor Class
Shares sold	362,661	$ 3,646,320
Shares redeemed	(250,001)	(2,567,510)
Net increase (decrease)	112,660	$ 1,078,810

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares A	Dollars A
Period ended October 31, 2011	2011	2011
Spartan Small Cap Index Fund
Fidelity Advantage Class
Shares sold	557,519	$ 5,652,211
Net increase (decrease)	557,519	$ 5,652,211
Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Fidelity Advantage Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 86% of the total shares of the Funds.

Semiannual Report

Board Approval of Investment Advisory Contracts and Management Fees

Spartan Mid Cap Index Fund

Spartan Small Cap Index Fund

On July 14, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources (including increased resources in non-United States offices), as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expenses of each class of the fund. The Board noted that each fund's proposed management fee rate, even before deducting projected payments by FMR, is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

Semiannual Report

The Board also considered that the proposed contractual arrangements for each fund oblige FMR to pay all class-level expenses of each class of each fund and limit the total expenses of each class of each fund. These contractual arrangements may not be amended to increase fees shareholders pay without the approval of the Board. In addition, the Board considered that FMR had contractually agreed to reimburse each class of each fund to the extent that each class's total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed certain limits.

Based on its review, the Board concluded that each fund's management fee and the projected total expenses of each class of each fund were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Additional Information Requested by the Board: The Board also received information explaining that each fund's investments will be chosen using an investment discipline developed by Geode Capital Management, LLC, the sub-adviser to Fidelity's equity index funds.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

Semiannual Report

Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) 1-800-544-5555

Automated line for quickest service

MCX-SCX-USAN-1211
1.929314.100

Spartan® Mid Cap Index
Fund

Spartan Small Cap Index Fund

Institutional Class

Fidelity Advantage® Institutional Class

Semiannual Report

October 31, 2011

Contents

Chairman's Message	(Click Here)	The Chairman's message to shareholders.
Shareholder Expense Example	(Click Here)	An example of shareholder expenses.
Spartan® Mid Cap Index Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Spartan® Small Cap Index Fund	(Click Here) (Click Here) (Click Here)	Investment Summary Investments Financial Statements
Notes	(Click Here)	Notes to the financial statements.
Board Approval of Investment Advisory Contracts and Management Fees	(Click Here)

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov. You may also call 1-800-835-5092 to request a free copy of the proxy voting guidelines.

Geode is a registered trademark of Geode Capital Management, LLC.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC's web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330. For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.advisor.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED • MAY LOSE VALUE • NO BANK GUARANTEE

Neither the funds nor Fidelity Distributors Corporation is a bank.

Semiannual Report

Chairman's Message

(photo_of_Abigail_P_Johnson)

Dear Shareholder:

Global equity markets began the fourth quarter on a strong note, sharply reversing course in October amid strong corporate earnings, better-than-expected economic news and the promise of a resolution to the sovereign debt crisis in Europe. The mini rally followed a third quarter marked by a significant downturn in July and August, which heightened investor anxiety and set off a wave of volatility that hampered most major asset classes through the end of September. Financial markets are difficult to predict, of course, but you can help put the odds in your favor by following these time-tested investment principles.

One of the basic tenets is to invest according to your time horizon. For long-term investors, riding out the markets' inevitable ups and downs has proven much more effective than making decisions based on short-term developments. If your goal is approaching, you can also benefit from patience and restraint, rather than attempting to time the market. No matter your time horizon, missing only a few of the markets' best days can significantly diminish returns. Patience also affords the benefits of compounding - earning interest on additional income or reinvested dividends and capital gains. While staying the course doesn't eliminate risk, it can considerably lessen the negative impact of short-term downturns.

Asset allocation is another principle to manage risk. As you spread your portfolio among the asset classes, be sure to consider your time horizon, risk tolerance and investment objectives. Younger investors may be better served by emphasizing equities, which historically have been the best-performing asset class over time. Investors who are nearing a specific goal, such as retirement or sending a child to college, may choose to favor bonds and other investments that have tended to be more stable. Studies indicate that asset allocation is the single most important determinant of a portfolio's long-term success. After deciding on a suitable allocation strategy, make sure your portfolio is adequately diversified, with exposure to stocks of small-, mid- and large-cap companies in a range of sectors, for example. And today, more than ever, geographic diversification should be taken into account.

Lastly, investing a certain amount of money on a regular basis - a principle known as dollar-cost averaging - can help lower the average cost of your purchases, while also giving you the discipline to avoid selling weak performers just prior to an upswing, or chasing a hot performer just before a correction.

We invite you to learn more by visiting us on the Internet, dropping by one of our Investor Centers or calling us by phone. It is our privilege to provide the resources you need to choose investments that are right for you.

Sincerely,

(The chairman's signature appears here.)

Abigail P. Johnson

Semiannual Report

Shareholder Expense Example

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including redemption fees, and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The actual expense Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (September 8, 2011 to October 31, 2011). The hypothetical expense Example is based on an investment of $1,000 invested for the one-half year period (May 1, 2011 to October 31, 2011).

Actual Expenses

The first line of the accompanying table for each class of each fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of each fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. An annual index fund fee of $10 that is charged once a year may apply for certain accounts with a value of less than $10,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, each Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

Semiannual Report

Shareholder Expense Example - continued

	Annualized Expense Ratio	Beginning Account Value	Ending Account Value October 31, 2011	Expenses Paid During Period
Spartan Mid Cap Index Fund
Investor Class	.26%
Actual		$ 1,000.00	$ 1,051.00	$ .39 B
HypotheticalA		$ 1,000.00	$ 1,023.83	$ 1.32 C
Fidelity Advantage Class	.12%
Actual		$ 1,000.00	$ 1,051.00	$ .18 B
HypotheticalA		$ 1,000.00	$ 1,024.53	$ .61 C
Institutional Class	.08%
Actual		$ 1,000.00	$ 1,051.00	$ .12 B
HypotheticalA		$ 1,000.00	$ 1,024.73	$ .41 C
Fidelity Advantage Institutional Class	.06%
Actual		$ 1,000.00	$ 1,051.00	$ .09 B
HypotheticalA		$ 1,000.00	$ 1,024.83	$ .31 C
Spartan Small Cap Index Fund
Investor Class	.31%
Actual		$ 1,000.00	$ 1,067.00	$ .47 B
HypotheticalA		$ 1,000.00	$ 1,023.58	$ 1.58 C
Fidelity Advantage Class	.17%
Actual		$ 1,000.00	$ 1,068.00	$ .26 B
HypotheticalA		$ 1,000.00	$ 1,024.28	$ .87 C
Institutional Class	.13%
Actual		$ 1,000.00	$ 1,068.00	$ .20 B
HypotheticalA		$ 1,000.00	$ 1,024.48	$ .66 C
Fidelity Advantage Institutional Class	.11%
Actual		$ 1,000.00	$ 1,068.00	$ .17 B
HypotheticalA		$ 1,000.00	$ 1,024.58	$ .56 C

A 5% return per year before expenses

B Actual expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 54/366 (to reflect the period September 8, 2011 to October 31, 2011).

C Hypothetical expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/366 (to reflect the one-half year period).

Semiannual Report

Spartan Mid Cap Index

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2011
% of fund's net assets
El Paso Corp.	0.5
Spectra Energy Corp.	0.5
Equity Residential (SBI)	0.4
H.J. Heinz Co.	0.4
Intuitive Surgical, Inc.	0.4
PPL Corp.	0.4
Consolidated Edison, Inc.	0.5
Marsh & McLennan Companies, Inc.	0.4
Intuit, Inc.	0.4
HCP, Inc.	0.4
4.3
Market Sectors as of October 31, 2011
% of fund's net assets
Financials	18.7
Consumer Discretionary	15.8
Information Technology	13.6
Industrials	12.4
Health Care	9.6
Energy	8.3
Utilities	7.1
Materials	6.5
Consumer Staples	6.3
Telecommunication Services	1.2

Semiannual Report

Spartan Mid Cap Index

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.5%
	Shares	Value
CONSUMER DISCRETIONARY - 15.8%
Auto Components - 0.9%
Autoliv, Inc.	285	$ 16,464
BorgWarner, Inc. (a)	349	26,695
Federal-Mogul Corp. Class A (a)	52	877
Gentex Corp.	455	13,705
Lear Corp.	335	15,715
The Goodyear Tire & Rubber Co. (a)	775	11,129
TRW Automotive Holdings Corp. (a)	324	13,640
Visteon Corp. (a)	161	8,955
		107,180
Automobiles - 0.3%
Harley-Davidson, Inc.	752	29,253
Tesla Motors, Inc. (a)	178	5,228
Thor Industries, Inc.	138	3,649
		38,130
Distributors - 0.3%
Genuine Parts Co.	501	28,772
LKQ Corp. (a)	464	13,540
		42,312
Diversified Consumer Services - 0.5%
Apollo Group, Inc. Class A (non-vtg.) (a)	357	16,904
Career Education Corp. (a)	201	3,242
DeVry, Inc.	218	8,214
Education Management Corp. (a)	115	2,284
H&R Block, Inc.	974	14,892
ITT Educational Services, Inc. (a)	84	5,205
Service Corp. International	752	7,520
Weight Watchers International, Inc.	92	6,865
		65,126
Hotels, Restaurants & Leisure - 2.1%
Bally Technologies, Inc. (a)	133	4,824
Brinker International, Inc.	272	6,229
Chipotle Mexican Grill, Inc. (a)	99	33,276
Choice Hotels International, Inc.	93	3,328
Darden Restaurants, Inc.	435	20,828
Dunkin' Brands Group, Inc. (a)	86	2,503
Hyatt Hotels Corp. Class A (a)	145	5,393
International Game Technology	956	16,816
Marriott International, Inc. Class A	823	25,925
MGM Mirage, Inc. (a)	1,120	12,902
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Panera Bread Co. Class A (a)	92	$ 12,299
Penn National Gaming, Inc. (a)	214	7,704
Royal Caribbean Cruises Ltd.	430	12,780
Starwood Hotels & Resorts Worldwide, Inc.	621	31,118
Wendy's Co. (a)	918	4,645
WMS Industries, Inc. (a)	180	3,944
Wyndham Worldwide Corp.	541	18,215
Wynn Resorts Ltd.	252	33,466
		256,195
Household Durables - 1.2%
D.R. Horton, Inc.	885	9,850
Garmin Ltd.	341	11,727
Harman International Industries, Inc.	221	9,538
Jarden Corp.	290	9,289
Leggett & Platt, Inc.	453	9,921
Lennar Corp. Class A	506	8,369
Mohawk Industries, Inc. (a)	180	9,477
Newell Rubbermaid, Inc.	928	13,734
NVR, Inc. (a)	17	10,927
PulteGroup, Inc. (a)	1,111	5,755
Tempur-Pedic International, Inc. (a)	218	14,837
Toll Brothers, Inc. (a)	461	8,040
Tupperware Brands Corp.	199	11,251
Whirlpool Corp.	243	12,347
		145,062
Internet & Catalog Retail - 0.3%
Expedia, Inc.	617	16,202
HomeAway, Inc.	25	826
Netflix, Inc. (a)	167	13,707
		30,735
Leisure Equipment & Products - 0.5%
Hasbro, Inc.	389	14,805
Mattel, Inc.	1,108	31,290
Polaris Industries, Inc.	206	13,048
		59,143
Media - 3.1%
AMC Networks, Inc. Class A	175	5,709
Cablevision Systems Corp. - NY Group Class A	692	10,013
Charter Communications, Inc. Class A (a)	184	8,453
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Clear Channel Outdoor Holding, Inc. Class A (a)	142	$ 1,562
Discovery Communications, Inc. (a)	887	38,549
DISH Network Corp. Class A (a)	637	15,396
DreamWorks Animation SKG, Inc. Class A (a)	222	4,118
Gannett Co., Inc.	762	8,908
Interpublic Group of Companies, Inc.	1,556	14,751
John Wiley & Sons, Inc. Class A	147	6,991
Lamar Advertising Co. Class A (a)	182	4,093
Liberty Global, Inc. Class A (a)	881	35,399
Liberty Media Corp.:
Capital Series A (a)	226	17,361
Interactive Series A (a)	1,913	31,431
Liberty Starz Series A (a)	165	11,270
Madison Square Garden Co. Class A (a)	185	4,890
McGraw-Hill Companies, Inc.	970	41,225
Morningstar, Inc.	80	4,718
Omnicom Group, Inc.	895	39,810
Pandora Media, Inc.	46	727
Regal Entertainment Group Class A	257	3,711
Scripps Networks Interactive, Inc. Class A	300	12,744
Sirius XM Radio, Inc. (a)	12,565	22,491
Virgin Media, Inc.	1,010	24,624
Washington Post Co. Class B	16	5,443
		374,387
Multiline Retail - 1.4%
Big Lots, Inc. (a)	207	7,802
Dillard's, Inc. Class A	98	5,050
Dollar General Corp. (a)	314	12,453
Dollar Tree, Inc. (a)	389	31,104
Family Dollar Stores, Inc.	390	22,866
JCPenney Co., Inc.	527	16,906
Macy's, Inc.	1,355	41,368
Nordstrom, Inc.	519	26,308
Sears Holdings Corp. (a)	123	9,616
		173,473
Specialty Retail - 4.1%
Aarons, Inc. Class A	253	6,770
Abercrombie & Fitch Co. Class A	280	20,832
Advance Auto Parts, Inc.	235	15,291
American Eagle Outfitters, Inc.	618	8,114
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
AutoNation, Inc. (a)	125	$ 4,868
AutoZone, Inc. (a)	84	27,182
Bed Bath & Beyond, Inc. (a)	792	48,977
Best Buy Co., Inc.	935	24,525
CarMax, Inc. (a)	719	21,613
Chico's FAS, Inc.	557	6,885
Dick's Sporting Goods, Inc. (a)	300	11,727
DSW, Inc. Class A	68	3,559
Foot Locker, Inc.	492	10,755
GameStop Corp. Class A (a)	449	11,481
Gap, Inc.	1,127	21,300
Guess?, Inc.	206	6,796
Limited Brands, Inc.	793	33,869
O'Reilly Automotive, Inc. (a)	439	33,386
PetSmart, Inc.	361	16,949
RadioShack Corp.	308	3,668
Ross Stores, Inc.	374	32,811
Sally Beauty Holdings, Inc. (a)	309	5,930
Signet Jewelers Ltd.	275	11,855
Staples, Inc.	2,270	33,959
Tiffany & Co., Inc.	407	32,450
Tractor Supply Co.	230	16,316
Ulta Salon, Cosmetics & Fragrance, Inc. (a)	144	9,690
Urban Outfitters, Inc. (a)	383	10,437
Williams-Sonoma, Inc.	334	12,538
		504,533
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	123	14,175
Fossil, Inc. (a)	167	17,311
Hanesbrands, Inc. (a)	306	8,069
PVH Corp.	190	14,138
Ralph Lauren Corp.	200	31,758
Under Armour, Inc. Class A (sub. vtg.) (a)	116	9,792
VF Corp.	277	38,287
		133,530
TOTAL CONSUMER DISCRETIONARY		1,929,806
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - 6.3%
Beverages - 1.2%
Beam, Inc.	491	$ 24,270
Brown-Forman Corp. Class B (non-vtg.)	326	24,362
Coca-Cola Enterprises, Inc.	1,036	27,786
Constellation Brands, Inc. Class A (sub. vtg.) (a)	577	11,667
Dr Pepper Snapple Group, Inc.	705	26,402
Hansen Natural Corp. (a)	223	19,867
Molson Coors Brewing Co. Class B	428	18,122
		152,476
Food & Staples Retailing - 0.5%
Safeway, Inc.	1,127	21,830
SUPERVALU, Inc.	688	5,518
Whole Foods Market, Inc.	492	35,483
		62,831
Food Products - 3.3%
Bunge Ltd.	468	28,908
Campbell Soup Co.	565	18,786
ConAgra Foods, Inc.	1,301	32,954
Corn Products International, Inc.	243	11,786
Dean Foods Co. (a)	591	5,745
Flowers Foods, Inc.	353	7,127
Green Mountain Coffee Roasters, Inc. (a)	391	25,423
H.J. Heinz Co.	1,021	54,562
Hershey Co.	482	27,585
Hormel Foods Corp.	439	12,937
McCormick & Co., Inc. (non-vtg.)	423	20,541
Mead Johnson Nutrition Co. Class A	649	46,631
Ralcorp Holdings, Inc. (a)	175	14,147
Sara Lee Corp.	1,863	33,161
Smithfield Foods, Inc. (a)	528	12,070
The J.M. Smucker Co.	369	28,420
Tyson Foods, Inc. Class A	959	18,509
		399,292
Household Products - 0.5%
Church & Dwight Co., Inc.	456	20,146
Clorox Co.	424	28,383
Energizer Holdings, Inc. (a)	222	16,381
		64,910
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - 0.4%
Avon Products, Inc.	1,371	$ 25,062
Herbalife Ltd.	379	23,634
		48,696
Tobacco - 0.4%
Lorillard, Inc.	429	47,473
TOTAL CONSUMER STAPLES		775,678
ENERGY - 8.3%
Energy Equipment & Services - 2.1%
Atwood Oceanics, Inc. (a)	179	7,650
Cameron International Corp. (a)	780	38,329
Carbo Ceramics, Inc.	61	8,287
Core Laboratories NV	145	15,698
Diamond Offshore Drilling, Inc.	220	14,419
Dresser-Rand Group, Inc. (a)	254	12,294
FMC Technologies, Inc. (a)	765	34,287
Helmerich & Payne, Inc.	304	16,167
McDermott International, Inc. (a)	744	8,169
Nabors Industries Ltd. (a)	914	16,754
Oceaneering International, Inc.	346	14,473
Oil States International, Inc. (a)	162	11,277
Patterson-UTI Energy, Inc.	491	9,977
Rowan Companies, Inc. (a)	406	14,003
RPC, Inc.	145	2,693
SEACOR Holdings, Inc.	69	5,875
Superior Energy Services, Inc. (a)	252	7,086
Tidewater, Inc.	163	8,024
Unit Corp. (a)	133	6,525
		251,987
Oil, Gas & Consumable Fuels - 6.2%
Alpha Natural Resources, Inc. (a)	721	17,333
Arch Coal, Inc.	673	12,262
Brigham Exploration Co. (a)	372	13,546
Cabot Oil & Gas Corp.	333	25,881
Cimarex Energy Co.	272	17,408
Cobalt International Energy, Inc. (a)	377	3,891
Concho Resources, Inc. (a)	329	31,163
CONSOL Energy, Inc.	722	30,873
Continental Resources, Inc. (a)	134	8,127
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Denbury Resources, Inc. (a)	1,280	$ 20,096
El Paso Corp.	2,444	61,124
Energen Corp.	229	11,235
EQT Corp.	428	27,178
EXCO Resources, Inc.	481	6,065
Forest Oil Corp. (a)	349	4,069
HollyFrontier Corp.	608	18,660
Kosmos Energy Ltd.	110	1,705
Murphy Oil Corp.	616	34,108
Newfield Exploration Co. (a)	428	17,231
Noble Energy, Inc.	561	50,120
Peabody Energy Corp.	862	37,385
Pioneer Natural Resources Co.	372	31,211
Plains Exploration & Production Co. (a)	448	14,112
QEP Resources, Inc.	563	20,015
Quicksilver Resources, Inc. (a)	384	2,957
Range Resources Corp.	511	35,177
SandRidge Energy, Inc. (a)	1,302	9,973
SM Energy Co.	202	16,748
Southern Union Co.	397	16,686
Spectra Energy Corp.	2,063	59,064
Sunoco, Inc.	344	12,807
Teekay Corp.	133	3,426
Tesoro Corp. (a)	457	11,855
Ultra Petroleum Corp. (a)	486	15,484
Valero Energy Corp.	1,815	44,649
Whiting Petroleum Corp. (a)	374	17,410
		761,034
TOTAL ENERGY		1,013,021
FINANCIALS - 18.7%
Capital Markets - 2.1%
Affiliated Managers Group, Inc. (a)	166	15,373
American Capital Ltd. (a)	1,114	8,656
Ameriprise Financial, Inc.	771	35,990
E*TRADE Financial Corp. (a)	796	8,637
Eaton Vance Corp. (non-vtg.)	377	9,911
Federated Investors, Inc. Class B (non-vtg.)	294	5,745
Greenhill & Co., Inc.	95	3,589
Invesco Ltd.	1,471	29,523
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
Janus Capital Group, Inc.	581	$ 3,811
Jefferies Group, Inc.	434	5,755
Lazard Ltd. Class A	352	9,624
Legg Mason, Inc.	473	13,008
LPL Investment Holdings, Inc.	112	3,249
Northern Trust Corp.	691	27,965
Raymond James Financial, Inc.	324	9,840
SEI Investments Co.	463	7,496
T. Rowe Price Group, Inc.	826	43,646
TD Ameritrade Holding Corp.	697	11,696
Waddell & Reed Financial, Inc. Class A	273	7,570
		261,084
Commercial Banks - 2.4%
Associated Banc-Corp.	555	6,188
Bank of Hawaii Corp.	153	6,461
BOK Financial Corp.	80	4,178
CapitalSource, Inc.	1,029	6,544
CIT Group, Inc. (a)	638	22,234
City National Corp.	149	6,321
Comerica, Inc.	640	16,352
Commerce Bancshares, Inc.	234	9,079
Cullen/Frost Bankers, Inc.	168	8,239
East West Bancorp, Inc.	470	9,151
Fifth Third Bancorp	2,923	35,105
First Citizen Bancshares, Inc.	17	2,772
First Horizon National Corp.	849	5,935
First Republic Bank	235	6,510
Fulton Financial Corp.	641	6,051
Huntington Bancshares, Inc.	2,750	14,245
KeyCorp	3,024	21,349
M&T Bank Corp.	399	30,368
Popular, Inc. (a)	3,297	6,132
Regions Financial Corp.	3,995	15,700
SunTrust Banks, Inc.	1,707	33,679
Synovus Financial Corp.	2,499	3,749
TCF Financial Corp.	516	5,490
Valley National Bancorp	541	6,492
Zions Bancorporation	583	10,121
		298,445
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.5%
Discover Financial Services	1,735	$ 40,877
Green Dot Corp. Class A (a)	65	2,124
SLM Corp.	1,679	22,952
		65,953
Diversified Financial Services - 1.0%
CBOE Holdings, Inc.	166	4,338
Interactive Brokers Group, Inc.	122	1,876
IntercontinentalExchange, Inc. (a)	234	30,392
Leucadia National Corp.	629	16,876
Moody's Corp.	635	22,536
MSCI, Inc. Class A (a)	382	12,755
NYSE Euronext	834	22,159
The NASDAQ Stock Market, Inc. (a)	394	9,870
		120,802
Insurance - 4.6%
Alleghany Corp.	21	6,664
Allied World Assurance Co. Holdings Ltd.	120	6,972
American Financial Group, Inc.	255	9,137
American National Insurance Co.	21	1,501
Aon Corp.	1,051	48,998
Arch Capital Group Ltd. (a)	420	15,107
Arthur J. Gallagher & Co.	351	10,846
Aspen Insurance Holdings Ltd.	229	6,066
Assurant, Inc.	307	11,832
Assured Guaranty Ltd.	583	7,427
Axis Capital Holdings Ltd.	411	12,885
Brown & Brown, Inc.	369	8,148
Cincinnati Financial Corp.	466	13,486
CNA Financial Corp.	85	2,261
Endurance Specialty Holdings Ltd.	125	4,650
Erie Indemnity Co. Class A	89	7,027
Everest Re Group Ltd.	146	13,128
Fidelity National Financial, Inc. Class A	711	10,978
Genworth Financial, Inc. Class A (a)	1,559	9,946
Hanover Insurance Group, Inc.	149	5,686
Hartford Financial Services Group, Inc.	1,417	27,277
HCC Insurance Holdings, Inc.	362	9,633
Kemper Corp.	156	4,195
Lincoln National Corp.	998	19,012
Markel Corp. (a)	31	11,982
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Marsh & McLennan Companies, Inc.	1,744	$ 53,401
MBIA, Inc. (a)	463	4,074
Mercury General Corp.	84	3,637
Old Republic International Corp.	818	7,231
PartnerRe Ltd.	215	13,377
Principal Financial Group, Inc.	1,023	26,373
Progressive Corp.	1,979	37,621
Protective Life Corp.	281	5,227
Reinsurance Group of America, Inc.	235	12,274
RenaissanceRe Holdings Ltd.	164	11,172
StanCorp Financial Group, Inc.	139	4,718
Torchmark Corp.	335	13,712
Transatlantic Holdings, Inc.	198	10,304
Unum Group	981	23,387
Validus Holdings Ltd.	246	6,731
W.R. Berkley Corp.	366	12,740
White Mountains Insurance Group Ltd.	22	9,240
XL Group PLC Class A	987	21,457
		561,520
Real Estate Investment Trusts - 7.2%
Alexandria Real Estate Equities, Inc.	197	13,020
American Capital Agency Corp.	570	15,681
Annaly Capital Management, Inc.	3,020	50,887
Apartment Investment & Management Co. Class A	377	9,301
AvalonBay Communities, Inc.	299	39,973
Boston Properties, Inc.	463	45,832
Brandywine Realty Trust (SBI)	425	3,872
BRE Properties, Inc.	237	11,878
Camden Property Trust (SBI)	224	13,583
Chimera Investment Corp.	3,269	9,840
CommonWealth REIT	273	5,283
Corporate Office Properties Trust (SBI)	232	5,626
DDR Corp.	684	8,762
Digital Realty Trust, Inc.	322	20,070
Douglas Emmett, Inc.	391	7,625
Duke Realty LP	800	9,824
Equity Residential (SBI)	935	54,866
Essex Property Trust, Inc.	104	14,847
Federal Realty Investment Trust (SBI)	199	17,663
General Growth Properties, Inc.	1,793	26,357
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
HCP, Inc.	1,291	$ 51,446
Health Care REIT, Inc.	564	29,717
Hospitality Properties Trust (SBI)	390	9,372
Host Hotels & Resorts, Inc.	2,185	31,180
Kimco Realty Corp.	1,298	22,676
Liberty Property Trust (SBI)	367	11,744
Mack-Cali Realty Corp.	272	7,632
Piedmont Office Realty Trust, Inc. Class A	547	9,288
Plum Creek Timber Co., Inc.	517	19,470
Prologis, Inc.	1,460	43,450
Rayonier, Inc.	390	16,275
Realty Income Corp.	426	14,233
Regency Centers Corp.	286	11,715
Senior Housing Properties Trust (SBI)	519	11,646
SL Green Realty Corp.	283	19,524
Taubman Centers, Inc.	177	10,838
The Macerich Co.	417	20,750
UDR, Inc.	693	17,276
Ventas, Inc.	805	44,766
Vornado Realty Trust	585	48,444
Weingarten Realty Investors (SBI)	382	8,866
Weyerhaeuser Co.	1,714	30,818
		875,916
Real Estate Management & Development - 0.3%
CBRE Group, Inc. (a)	930	16,535
Forest City Enterprises, Inc. Class A (a)	445	6,088
Howard Hughes Corp. (a)	69	3,311
Jones Lang LaSalle, Inc.	136	8,788
The St. Joe Co. (a)	210	3,014
		37,736
Thrifts & Mortgage Finance - 0.6%
BankUnited, Inc.	99	2,157
Capitol Federal Financial, Inc.	539	5,978
First Niagara Financial Group, Inc.	963	8,850
Hudson City Bancorp, Inc.	1,497	9,356
New York Community Bancorp, Inc.	1,395	18,567
People's United Financial, Inc.	1,201	15,313
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
TFS Financial Corp. (a)	236	$ 2,174
Washington Federal, Inc.	365	4,982
		67,377
TOTAL FINANCIALS		2,288,833
HEALTH CARE - 9.6%
Biotechnology - 1.1%
Alexion Pharmaceuticals, Inc. (a)	585	39,493
Amylin Pharmaceuticals, Inc. (a)	402	4,631
BioMarin Pharmaceutical, Inc. (a)	353	12,041
Dendreon Corp. (a)	448	4,901
Human Genome Sciences, Inc. (a)	603	6,187
Myriad Genetics, Inc. (a)	276	5,873
Pharmasset, Inc. (a)	237	16,685
Regeneron Pharmaceuticals, Inc. (a)	232	12,830
United Therapeutics Corp. (a)	164	7,172
Vertex Pharmaceuticals, Inc. (a)	656	25,971
		135,784
Health Care Equipment & Supplies - 2.7%
Alere, Inc. (a)	272	7,088
Boston Scientific Corp. (a)	4,864	28,649
C. R. Bard, Inc.	273	23,464
CareFusion Corp. (a)	712	18,227
DENTSPLY International, Inc.	449	16,595
Edwards Lifesciences Corp. (a)	365	27,528
Gen-Probe, Inc. (a)	152	9,135
Hill-Rom Holdings, Inc.	200	6,734
Hologic, Inc. (a)	833	13,428
IDEXX Laboratories, Inc. (a)	183	13,174
Intuitive Surgical, Inc. (a)	125	54,233
Kinetic Concepts, Inc. (a)	203	13,883
ResMed, Inc. (a)	488	13,810
Sirona Dental Systems, Inc. (a)	176	8,430
Teleflex, Inc.	126	7,542
The Cooper Companies, Inc.	147	10,187
Thoratec Corp. (a)	181	6,608
Varian Medical Systems, Inc. (a)	374	21,961
Zimmer Holdings, Inc. (a)	611	32,157
		332,833
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - 2.8%
AMERIGROUP Corp. (a)	140	$ 7,788
AmerisourceBergen Corp.	872	35,578
Brookdale Senior Living, Inc. (a)	299	4,957
Catalyst Health Solutions, Inc. (a)	135	7,421
CIGNA Corp.	861	38,177
Community Health Systems, Inc. (a)	308	5,384
Coventry Health Care, Inc. (a)	472	15,014
DaVita, Inc. (a)	304	21,280
Health Management Associates, Inc. Class A (a)	802	7,026
Health Net, Inc. (a)	286	7,948
Henry Schein, Inc. (a)	294	20,380
Humana, Inc.	536	45,501
Laboratory Corp. of America Holdings (a)	319	26,748
LifePoint Hospitals, Inc. (a)	168	6,495
Lincare Holdings, Inc.	284	6,688
MEDNAX, Inc. (a)	153	10,067
Omnicare, Inc.	368	10,974
Patterson Companies, Inc.	329	10,354
Quest Diagnostics, Inc.	501	27,956
Tenet Healthcare Corp. (a)	1,462	6,915
Universal Health Services, Inc. Class B	287	11,471
VCA Antech, Inc. (a)	282	5,730
		339,852
Health Care Technology - 0.4%
Allscripts-Misys Healthcare Solutions, Inc. (a)	606	11,605
Cerner Corp. (a)	452	28,670
Emdeon, Inc. Class A (a)	88	1,669
SXC Health Solutions Corp. (a)	196	9,100
		51,044
Life Sciences Tools & Services - 1.4%
Agilent Technologies, Inc. (a)	1,107	41,036
Bio-Rad Laboratories, Inc. Class A (a)	63	6,272
Bruker BioSciences Corp. (a)	267	3,853
Charles River Laboratories International, Inc. (a)	169	5,455
Covance, Inc. (a)	193	9,791
Illumina, Inc. (a)	393	12,034
Life Technologies Corp. (a)	570	23,182
Mettler-Toledo International, Inc. (a)	102	15,667
PerkinElmer, Inc.	354	7,317
Pharmaceutical Product Development, Inc.	318	10,491
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Life Sciences Tools & Services - continued
QIAGEN NV (a)	742	$ 10,225
Techne Corp.	117	8,050
Waters Corp. (a)	292	23,395
		176,768
Pharmaceuticals - 1.2%
Endo Pharmaceuticals Holdings, Inc. (a)	371	11,987
Forest Laboratories, Inc. (a)	911	28,514
Hospira, Inc. (a)	535	16,826
Mylan, Inc. (a)	1,398	27,359
Perrigo Co.	264	23,834
Warner Chilcott PLC (a)	538	9,749
Watson Pharmaceuticals, Inc. (a)	403	27,065
		145,334
TOTAL HEALTH CARE		1,181,615
INDUSTRIALS - 12.4%
Aerospace & Defense - 1.5%
Alliant Techsystems, Inc.	107	6,215
BE Aerospace, Inc. (a)	309	11,659
Goodrich Corp.	397	48,684
Huntington Ingalls Industries, Inc. (a)	151	4,455
ITT Corp.	587	26,767
L-3 Communications Holdings, Inc.	338	22,910
Rockwell Collins, Inc.	492	27,468
Spirit AeroSystems Holdings, Inc. Class A (a)	374	6,384
Textron, Inc.	881	17,109
TransDigm Group, Inc. (a)	159	14,933
		186,584
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	525	36,451
Expeditors International of Washington, Inc.	675	30,780
UTI Worldwide, Inc.	338	4,938
		72,169
Airlines - 0.6%
AMR Corp. (a)	1,085	2,854
Copa Holdings SA Class A	102	7,045
Delta Air Lines, Inc. (a)	2,691	22,927
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Airlines - continued
Southwest Airlines Co.	2,521	$ 21,555
United Continental Holdings, Inc. (a)	1,056	20,402
		74,783
Building Products - 0.3%
Armstrong World Industries, Inc.	70	2,981
Fortune Brands Home & Security, Inc. (a)	488	7,091
Lennox International, Inc.	173	5,569
Masco Corp.	1,135	10,896
Owens Corning (a)	396	11,238
		37,775
Commercial Services & Supplies - 1.2%
Avery Dennison Corp.	339	9,017
Cintas Corp.	359	10,731
Copart, Inc. (a)	177	7,708
Corrections Corp. of America (a)	338	7,514
Covanta Holding Corp.	366	5,366
Iron Mountain, Inc.	574	17,754
KAR Auction Services, Inc. (a)	103	1,416
Pitney Bowes, Inc.	583	11,882
R.R. Donnelley & Sons Co.	596	9,715
Republic Services, Inc.	1,021	29,058
Stericycle, Inc. (a)	273	22,817
Waste Connections, Inc.	361	12,292
		145,270
Construction & Engineering - 0.9%
AECOM Technology Corp. (a)	375	7,845
Chicago Bridge & Iron Co. NV unit	317	11,596
Fluor Corp.	555	31,552
Jacobs Engineering Group, Inc. (a)	403	15,636
KBR, Inc.	482	13,453
Quanta Services, Inc. (a)	686	14,331
Shaw Group, Inc. (a)	221	5,140
URS Corp. (a)	248	8,854
		108,407
Electrical Equipment - 1.3%
AMETEK, Inc.	512	20,234
Babcock & Wilcox Co. (a)	372	8,180
Cooper Industries PLC Class A	525	27,542
General Cable Corp. (a)	171	4,795
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
GrafTech International Ltd. (a)	408	$ 6,410
Hubbell, Inc. Class B	191	11,420
Polypore International, Inc. (a)	124	6,504
Regal-Beloit Corp.	123	6,535
Rockwell Automation, Inc.	460	31,119
Roper Industries, Inc.	305	24,736
Thomas & Betts Corp. (a)	165	8,199
		155,674
Industrial Conglomerates - 0.1%
Carlisle Companies, Inc.	192	8,010
Machinery - 3.8%
AGCO Corp. (a)	301	13,193
CNH Global NV (a)	87	3,235
Crane Co.	154	6,793
Donaldson Co., Inc.	243	15,564
Dover Corp.	594	32,985
Eaton Corp.	1,085	48,630
Flowserve Corp.	178	16,499
Gardner Denver, Inc.	166	12,837
Graco, Inc.	191	8,202
Harsco Corp.	259	5,970
IDEX Corp.	262	9,288
Ingersoll-Rand Co. Ltd.	1,054	32,811
Joy Global, Inc.	333	29,038
Kennametal, Inc.	259	10,073
Lincoln Electric Holdings, Inc.	267	9,719
Manitowoc Co., Inc.	411	4,554
Navistar International Corp. (a)	229	9,634
Nordson Corp.	192	8,903
Oshkosh Truck Corp. (a)	293	6,112
Pall Corp.	370	18,933
Parker Hannifin Corp.	480	39,144
Pentair, Inc.	312	11,216
Snap-On, Inc.	184	9,875
SPX Corp.	161	8,792
Stanley Black & Decker, Inc.	535	34,160
Terex Corp. (a)	356	5,924
Timken Co.	278	11,709
Toro Co.	101	5,458
Trinity Industries, Inc.	252	6,872
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Valmont Industries, Inc.	72	$ 6,174
WABCO Holdings, Inc. (a)	214	10,745
Wabtec Corp.	152	10,211
		463,253
Marine - 0.1%
Alexander & Baldwin, Inc.	135	5,604
Kirby Corp. (a)	169	10,400
		16,004
Professional Services - 0.8%
Dun & Bradstreet Corp.	157	10,497
Equifax, Inc.	392	13,779
IHS, Inc. Class A (a)	157	13,186
Manpower, Inc.	261	11,260
Nielsen Holdings B.V. (a)	255	7,484
Robert Half International, Inc.	468	12,369
Towers Watson & Co.	183	12,023
Verisk Analytics, Inc. (a)	378	13,287
		93,885
Road & Rail - 0.5%
Con-way, Inc.	182	5,364
Hertz Global Holdings, Inc. (a)	777	9,013
J.B. Hunt Transport Services, Inc.	290	12,270
Kansas City Southern (a)	349	22,046
Landstar System, Inc.	151	6,739
Ryder System, Inc.	161	8,201
		63,633
Trading Companies & Distributors - 0.7%
Air Lease Corp. Class A	119	2,657
Fastenal Co.	939	35,767
GATX Corp.	151	5,735
MSC Industrial Direct Co., Inc. Class A	141	9,589
W.W. Grainger, Inc.	181	31,007
WESCO International, Inc. (a)	138	6,687
		91,442
TOTAL INDUSTRIALS		1,516,889
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 13.6%
Communications Equipment - 1.1%
Acme Packet, Inc. (a)	170	$ 6,156
Brocade Communications Systems, Inc. (a)	1,497	6,557
Ciena Corp. (a)	297	3,914
EchoStar Holding Corp. Class A (a)	124	3,269
F5 Networks, Inc. (a)	258	26,819
Harris Corp.	377	14,232
JDS Uniphase Corp. (a)	719	8,628
Motorola Mobility Holdings, Inc.	830	32,270
Polycom, Inc. (a)	561	9,273
Riverbed Technology, Inc. (a)	489	13,487
Tellabs, Inc.	1,194	5,170
		129,775
Computers & Peripherals - 0.7%
Diebold, Inc.	207	6,682
Fusion-io, Inc.	58	1,799
Lexmark International, Inc. Class A	251	7,957
NCR Corp. (a)	503	9,577
QLogic Corp. (a)	321	4,484
SanDisk Corp. (a)	758	38,408
Western Digital Corp. (a)	740	19,714
		88,621
Electronic Equipment & Components - 1.2%
Amphenol Corp. Class A	561	26,642
Arrow Electronics, Inc. (a)	366	13,194
Avnet, Inc. (a)	485	14,700
AVX Corp.	145	1,944
Dolby Laboratories, Inc. Class A (a)	174	5,088
FLIR Systems, Inc.	508	13,360
Ingram Micro, Inc. Class A (a)	508	9,083
IPG Photonics Corp. (a)	91	4,810
Itron, Inc. (a)	125	4,599
Jabil Circuit, Inc.	612	12,583
Molex, Inc.	430	10,617
National Instruments Corp.	288	7,692
Tech Data Corp. (a)	138	6,787
Trimble Navigation Ltd. (a)	390	15,760
Vishay Intertechnology, Inc. (a)	475	5,106
		151,965
Internet Software & Services - 0.8%
Akamai Technologies, Inc. (a)	594	16,002
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
AOL, Inc. (a)	352	$ 4,970
Equinix, Inc. (a)	149	14,305
IAC/InterActiveCorp	240	9,799
LinkedIn Corp. (a)	30	2,697
Monster Worldwide, Inc. (a)	407	3,757
Rackspace Hosting, Inc. (a)	328	13,576
VeriSign, Inc.	536	17,200
VistaPrint Ltd. (a)	125	4,365
WebMD Health Corp. (a)	189	6,795
		93,466
IT Services - 2.4%
Alliance Data Systems Corp. (a)	162	16,595
Amdocs Ltd. (a)	590	17,712
Booz Allen Hamilton Holding Corp. Class A	85	1,344
Broadridge Financial Solutions, Inc.	389	8,655
Computer Sciences Corp.	494	15,541
CoreLogic, Inc. (a)	305	3,712
DST Systems, Inc.	114	5,722
Fidelity National Information Services, Inc.	835	21,860
Fiserv, Inc. (a)	457	26,904
FleetCor Technologies, Inc.	52	1,454
Gartner, Inc. Class A (a)	309	11,903
Genpact Ltd. (a)	402	6,492
Global Payments, Inc.	255	11,710
Lender Processing Services, Inc.	269	4,721
NeuStar, Inc. Class A (a)	232	7,375
Paychex, Inc.	1,030	30,014
SAIC, Inc. (a)	918	11,411
Teradata Corp. (a)	537	32,037
The Western Union Co.	2,014	35,185
Total System Services, Inc.	515	10,243
VeriFone Systems, Inc. (a)	325	13,718
		294,308
Office Electronics - 0.3%
Xerox Corp.	4,458	36,466
Zebra Technologies Corp. Class A (a)	174	6,219
		42,685
Semiconductors & Semiconductor Equipment - 3.7%
Advanced Micro Devices, Inc. (a)	1,955	11,398
Altera Corp.	1,025	38,868
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Analog Devices, Inc.	953	$ 34,851
Atmel Corp. (a)	1,456	15,375
Avago Technologies Ltd.	607	20,498
Cree, Inc. (a)	348	9,271
Cypress Semiconductor Corp.	496	9,479
Fairchild Semiconductor International, Inc. (a)	411	6,153
First Solar, Inc. (a)	190	9,456
Freescale Semiconductor Holdings I Ltd.	141	1,860
International Rectifier Corp. (a)	228	5,538
Intersil Corp. Class A	385	4,608
KLA-Tencor Corp.	534	25,146
Lam Research Corp. (a)	396	17,024
Linear Technology Corp.	725	23,425
LSI Corp. (a)	1,820	11,375
Marvell Technology Group Ltd. (a)	1,614	22,580
Maxim Integrated Products, Inc.	940	24,590
MEMC Electronic Materials, Inc. (a)	708	4,241
Microchip Technology, Inc.	607	21,949
Micron Technology, Inc. (a)	2,759	15,423
Novellus Systems, Inc. (a)	219	7,566
NVIDIA Corp. (a)	1,911	28,283
ON Semiconductor Corp. (a)	1,412	10,689
PMC-Sierra, Inc. (a)	770	4,882
Silicon Laboratories, Inc. (a)	144	6,156
Skyworks Solutions, Inc. (a)	602	11,926
SunPower Corp. Class A (a)	321	3,216
Teradyne, Inc. (a)	583	8,349
Varian Semiconductor Equipment Associates, Inc. (a)	240	15,065
Xilinx, Inc.	845	28,274
		457,514
Software - 3.4%
Activision Blizzard, Inc.	1,345	18,010
ANSYS, Inc. (a)	293	15,927
Ariba, Inc. (a)	306	9,694
Autodesk, Inc. (a)	732	25,327
BMC Software, Inc. (a)	564	19,605
CA, Inc.	1,221	26,447
Cadence Design Systems, Inc. (a)	851	9,421
Citrix Systems, Inc. (a)	598	43,552
Compuware Corp. (a)	700	5,915
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Electronic Arts, Inc. (a)	1,059	$ 24,728
FactSet Research Systems, Inc.	147	14,615
Fortinet, Inc. (a)	381	8,786
Informatica Corp. (a)	337	15,334
Intuit, Inc.	962	51,631
MICROS Systems, Inc. (a)	258	12,699
Nuance Communications, Inc. (a)	759	20,098
Red Hat, Inc. (a)	615	30,535
Rovi Corp. (a)	360	17,834
Solera Holdings, Inc.	224	12,237
Synopsys, Inc. (a)	466	12,493
TIBCO Software, Inc. (a)	528	15,254
		410,142
TOTAL INFORMATION TECHNOLOGY		1,668,476
MATERIALS - 6.5%
Chemicals - 3.2%
Airgas, Inc.	250	17,238
Albemarle Corp.	292	15,561
Ashland, Inc.	252	13,346
Cabot Corp.	210	6,338
Celanese Corp. Class A	498	21,688
CF Industries Holdings, Inc.	227	36,835
Cytec Industries, Inc.	156	6,969
Eastman Chemical Co.	453	17,798
Ecolab, Inc.	738	39,734
FMC Corp.	229	18,066
Huntsman Corp.	613	7,197
International Flavors & Fragrances, Inc.	257	15,564
Intrepid Potash, Inc. (a)	161	4,481
Kronos Worldwide, Inc.	74	1,642
Nalco Holding Co.	441	16,630
PPG Industries, Inc.	503	43,464
Rockwood Holdings, Inc. (a)	217	9,991
RPM International, Inc.	412	9,258
Sherwin-Williams Co.	286	23,655
Sigma Aldrich Corp.	388	25,406
Solutia, Inc. (a)	390	6,338
The Scotts Miracle-Gro Co. Class A	144	6,985
Valspar Corp.	304	10,600
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
W.R. Grace & Co. (a)	233	$ 9,737
Westlake Chemical Corp.	67	2,761
		387,282
Construction Materials - 0.2%
Martin Marietta Materials, Inc.	144	10,392
Vulcan Materials Co.	410	12,829
		23,221
Containers & Packaging - 1.0%
Aptargroup, Inc.	213	10,218
Ball Corp.	535	18,495
Bemis Co., Inc.	334	9,389
Crown Holdings, Inc. (a)	496	16,760
Greif, Inc. Class A	123	5,508
Owens-Illinois, Inc. (a)	521	10,462
Packaging Corp. of America	321	8,372
Rock-Tenn Co. Class A	221	13,081
Sealed Air Corp.	609	10,840
Silgan Holdings, Inc.	159	5,969
Sonoco Products Co.	316	9,919
Temple-Inland, Inc.	345	10,974
		129,987
Metals & Mining - 1.6%
AK Steel Holding Corp.	362	3,015
Allegheny Technologies, Inc.	338	15,683
Allied Nevada Gold Corp. (a)	284	10,786
Carpenter Technology Corp.	139	7,884
Cliffs Natural Resources, Inc.	465	31,722
Commercial Metals Co.	355	4,413
Compass Minerals International, Inc.	103	7,835
Molycorp, Inc. (a)	179	6,850
Nucor Corp.	1,006	38,007
Reliance Steel & Aluminum Co.	237	10,473
Royal Gold, Inc.	173	12,383
Schnitzer Steel Industries, Inc. Class A	71	3,323
Steel Dynamics, Inc.	691	8,631
Titanium Metals Corp.	262	4,389
United States Steel Corp.	457	11,590
Walter Energy, Inc.	198	14,979
		191,963
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Paper & Forest Products - 0.5%
Domtar Corp.	130	$ 10,648
International Paper Co.	1,392	38,558
MeadWestvaco Corp.	541	15,099
		64,305
TOTAL MATERIALS		796,758
TELECOMMUNICATION SERVICES - 1.2%
Diversified Telecommunication Services - 0.5%
Frontier Communications Corp.	3,175	19,876
Level 3 Communications, Inc. (a)	465	12,411
tw telecom, inc. (a)	475	8,788
Windstream Corp.	1,627	19,801
		60,876
Wireless Telecommunication Services - 0.7%
Clearwire Corp. Class A (a)	666	1,279
Crown Castle International Corp. (a)	923	38,175
MetroPCS Communications, Inc. (a)	883	7,506
NII Holdings, Inc. (a)	542	12,753
SBA Communications Corp. Class A (a)	360	13,712
Telephone & Data Systems, Inc.	288	6,676
U.S. Cellular Corp. (a)	43	1,714
		81,815
TOTAL TELECOMMUNICATION SERVICES		142,691
UTILITIES - 7.1%
Electric Utilities - 2.4%
DPL, Inc.	374	11,351
Edison International	1,034	41,980
Entergy Corp.	566	39,150
Great Plains Energy, Inc.	426	8,835
Hawaiian Electric Industries, Inc.	298	7,548
ITC Holdings Corp.	163	11,847
Northeast Utilities	565	19,532
NV Energy, Inc.	748	11,998
Pepco Holdings, Inc.	723	14,315
Pinnacle West Capital Corp.	349	15,907
PPL Corp.	1,831	53,776
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Progress Energy, Inc.	934	$ 48,661
Westar Energy, Inc.	360	9,814
		294,714
Gas Utilities - 0.7%
AGL Resources, Inc.	249	10,443
Atmos Energy Corp.	285	9,781
National Fuel Gas Co.	264	16,181
ONEOK, Inc.	342	26,009
Questar Corp.	565	10,888
UGI Corp.	353	10,121
		83,423
Independent Power Producers & Energy Traders - 0.7%
Calpine Corp. (a)	1,116	16,930
Constellation Energy Group, Inc.	593	23,542
GenOn Energy, Inc. (a)	2,428	7,405
NRG Energy, Inc. (a)	767	16,429
The AES Corp. (a)	2,091	23,461
		87,767
Multi-Utilities - 3.1%
Alliant Energy Corp.	355	14,477
Ameren Corp.	770	24,548
CenterPoint Energy, Inc.	1,356	28,259
CMS Energy Corp.	807	16,802
Consolidated Edison, Inc.	928	53,703
DTE Energy Co.	540	28,139
Integrys Energy Group, Inc.	251	13,280
MDU Resources Group, Inc.	600	12,366
NiSource, Inc.	894	19,748
NSTAR	332	14,970
OGE Energy Corp.	314	16,246
SCANA Corp.	369	15,601
Sempra Energy	760	40,835
TECO Energy, Inc.	686	12,739
Vectren Corp.	257	7,294
Wisconsin Energy Corp.	747	24,225
Xcel Energy, Inc.	1,539	39,783
		383,015
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - 0.2%
American Water Works Co., Inc. (a)	559	$ 17,066
Aqua America, Inc.	438	9,719
		26,785
TOTAL UTILITIES		875,704
TOTAL COMMON STOCKS (Cost $11,602,815)		12,189,471
Investment Companies - 0.1%

Ares Capital Corp. (Cost $9,418)	648	10,025
U.S. Treasury Obligations - 0.6%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.04% to 0.05% 3/8/12 to 5/3/12 (c) (Cost $69,999)	$ 70,000	69,977
Money Market Funds - 6.5%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $796,597)	796,597	796,597
TOTAL INVESTMENT PORTFOLIO - 106.7% (Cost $12,478,829)		13,066,070
NET OTHER ASSETS (LIABILITIES) - (6.7)%		(820,175)
NET ASSETS - 100%		$ 12,245,895
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 CME E-mini S&P Midcap 400 Index Contracts	Dec. 2011	$ 88,610	$ 10,820
The face value of futures purchased as a percentage of net assets is 0.7%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $69,977.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 99
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,929,806	$ 1,929,806	$ -	$ -
Consumer Staples	775,678	775,678	-	-
Energy	1,013,021	1,013,021	-	-
Financials	2,288,833	2,288,833	-	-
Health Care	1,181,615	1,181,615	-	-
Industrials	1,516,889	1,516,889	-	-
Information Technology	1,668,476	1,668,476	-	-
Materials	796,758	796,758	-	-
Telecommunication Services	142,691	142,691	-	-
Utilities	875,704	875,704	-	-
Investment Companies	10,025	10,025	-	-
U.S. Government and Government Agency Obligations	69,977	-	69,977	-
Money Market Funds	796,597	796,597	-	-
Total Investments in Securities:	$ 13,066,070	$ 12,996,093	$ 69,977	$ -
Derivative Instruments:
Assets
Futures Contracts	$ 10,820	$ 10,820	$ -	$ -
Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 10,820	$ -
Total Value of Derivatives	$ 10,820	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,682,232)	$ 12,269,473
Fidelity Central Funds (cost $796,597)	796,597
Total Investments (cost $12,478,829)		$ 13,066,070
Receivable for fund shares sold		24,644
Dividends receivable		5,599
Distributions receivable from Fidelity Central Funds		40
Receivable from investment adviser for expense reductions		645
Total assets		13,096,998

Liabilities
Payable for investments purchased	$ 828,483
Accrued management fee	1,096
Payable for daily variation margin on futures contracts	20,825
Other affiliated payables	699
Total liabilities		851,103

Net Assets		$ 12,245,895
Net Assets consist of:
Paid in capital		$ 11,655,314
Undistributed net investment income		18,061
Accumulated undistributed net realized gain (loss) on investments		(25,541)
Net unrealized appreciation (depreciation) on investments		598,061
Net Assets		$ 12,245,895

Investor Class: Net Asset Value, offering price and redemption price per share ($836,725 ÷ 79,644 shares)		$ 10.51

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($6,154,589 ÷ 585,685 shares)		$ 10.51

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,627,252 ÷ 250,001 shares)		$ 10.51

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($2,627,329 ÷ 250,001 shares)		$ 10.51

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period September 8, 2011 (commencement of operations) to October 31, 2011 (Unaudited)

Investment Income
Dividends		$ 19,933
Interest		53
Income from Fidelity Central Funds		99
Total income		20,085

Expenses
Management fee	$ 1,901
Transfer agent fees	1,236
Independent trustees' compensation	3
Total expenses before reductions	3,140
Expense reductions	(1,116)	2,024
Net investment income (loss)		18,061
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	733
Futures contracts	(26,274)
Total net realized gain (loss)		(25,541)
Change in net unrealized appreciation (depreciation) on: Investment securities	587,241
Futures contracts	10,820
Total change in net unrealized appreciation (depreciation)		598,061
Net gain (loss)		572,520
Net increase (decrease) in net assets resulting from operations		$ 590,581

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to October 31, 2011 (Unaudited)

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,061
Net realized gain (loss)	(25,541)
Change in net unrealized appreciation (depreciation)	598,061
Net increase (decrease) in net assets resulting from operations	590,581
Share transactions - net increase (decrease)	11,655,314
Total increase (decrease) in net assets	12,245,895

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $18,061)	$ 12,245,895

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Net asset value, end of period	$ 10.51
Total Return B, C	5.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.33% A
Expenses net of fee waivers, if any	.26% A
Expenses net of all reductions	.26% A
Net investment income (loss)	1.00% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 837
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Net asset value, end of period	$ 10.51
Total Return B, C	5.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.20% A
Expenses net of fee waivers, if any	.12% A
Expenses net of all reductions	.12% A
Net investment income (loss)	1.15% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 6,155
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Net asset value, end of period	$ 10.51
Total Return B, C	5.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.14% A
Expenses net of fee waivers, if any	.08% A
Expenses net of all reductions	.08% A
Net investment income (loss)	1.18% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,627
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.49
Total from investment operations	.51
Net asset value, end of period	$ 10.51
Total Return B, C	5.10%
Ratios to Average Net Assets E, H
Expenses before reductions	.12% A
Expenses net of fee waivers, if any	.06% A
Expenses net of all reductions	.06% A
Net investment income (loss)	1.20% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,627
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Small Cap Index

Investment Summary (Unaudited)

Top Ten Stocks as of October 31, 2011
% of fund's net assets
HealthSpring, Inc.	0.3
Netlogic Microsystems, Inc.	0.3
World Fuel Services Corp.	0.3
Home Properties, Inc.	0.3
Jack Henry & Associates, Inc.	0.3
Nu Skin Enterprises, Inc. Class A	0.3
Clean Harbors, Inc.	0.3
American Campus Communities, Inc.	0.2
National Retail Properties, Inc.	0.2
ONYX Pharmaceuticals, Inc.	0.3
2.8
Market Sectors as of October 31, 2011
% of fund's net assets
Financials	21.6
Information Technology	17.3
Industrials	15.4
Consumer Discretionary	13.2
Health Care	12.4
Energy	6.8
Materials	4.5
Utilities	3.7
Consumer Staples	3.6
Telecommunication Services	0.9

Semiannual Report

Spartan Small Cap Index

Investments October 31, 2011 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.4%
	Shares	Value
CONSUMER DISCRETIONARY - 13.2%
Auto Components - 0.8%
American Axle & Manufacturing Holdings, Inc. (a)	750	$ 7,268
Amerigon, Inc. (a)	236	3,620
Cooper Tire & Rubber Co.	685	9,816
Dana Holding Corp. (a)	1,633	23,091
Dorman Products, Inc. (a)	112	4,268
Drew Industries, Inc.	222	5,335
Exide Technologies (a)	940	4,230
Fuel Systems Solutions, Inc. (a)	201	4,691
Modine Manufacturing Co. (a)	532	5,623
Motorcar Parts of America, Inc. (a)	135	1,339
Shiloh Industries, Inc.	50	395
Spartan Motors, Inc.	355	1,740
Standard Motor Products, Inc.	239	3,716
Stoneridge, Inc. (a)	281	2,211
Superior Industries International, Inc.	274	5,011
Tenneco, Inc. (a)	677	22,151
Tower International, Inc.	61	751
		105,256
Automobiles - 0.0%
Winnebago Industries, Inc. (a)	371	3,020
Distributors - 0.2%
Audiovox Corp. Class A (a)	203	1,443
Core-Mark Holding Co., Inc.	138	4,622
Pool Corp.	542	15,837
Weyco Group, Inc.	76	1,801
		23,703
Diversified Consumer Services - 1.3%
American Public Education, Inc. (a)	201	7,198
Archipelago Learning, Inc. (a)	144	1,467
Ascent Capital Group, Inc. (a)	162	7,369
Bridgepoint Education, Inc. (a)	187	4,052
Cambium Learning Group, Inc. (a)	153	505
Capella Education Co. (a)	161	5,604
Coinstar, Inc. (a)	353	16,852
Corinthian Colleges, Inc. (a)	835	1,595
Grand Canyon Education, Inc. (a)	333	5,431
Hillenbrand, Inc.	696	14,693
K12, Inc. (a)	293	10,270
Lincoln Educational Services Corp.	233	2,179
Mac-Gray Corp.	110	1,527
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Diversified Consumer Services - continued
Matthews International Corp. Class A	324	$ 11,385
National American University Holdings, Inc.	82	580
Regis Corp.	646	10,569
Sotheby's Class A (Ltd. vtg.)	757	26,662
Steiner Leisure Ltd. (a)	168	8,094
Stewart Enterprises, Inc. Class A	906	5,835
Strayer Education, Inc.	138	11,759
Universal Technical Institute, Inc. (a)	227	3,242
		156,868
Hotels, Restaurants & Leisure - 2.7%
AFC Enterprises, Inc. (a)	262	3,592
Ambassadors Group, Inc.	201	997
Ameristar Casinos, Inc.	363	6,716
Benihana, Inc. Class A (sub. vtg.) (a)	149	1,436
Biglari Holdings, Inc. (a)	13	4,487
BJ's Restaurants, Inc. (a)	269	14,238
Bob Evans Farms, Inc.	332	10,923
Boyd Gaming Corp. (a)	582	3,771
Bravo Brio Restaurant Group, Inc.	233	4,527
Buffalo Wild Wings, Inc. (a)	205	13,575
Caribou Coffee Co., Inc. (a)	136	1,856
Carrols Restaurant Group, Inc. (a)	140	1,308
CEC Entertainment, Inc.	222	7,020
Churchill Downs, Inc.	142	6,826
Cracker Barrel Old Country Store, Inc.	252	10,682
Denny's Corp. (a)	1,213	4,367
DineEquity, Inc. (a)	172	8,077
Domino's Pizza, Inc. (a)	657	21,044
Einstein Noah Restaurant Group, Inc.	55	810
Gaylord Entertainment Co. (a)	401	9,379
International Speedway Corp. Class A	329	7,850
Interval Leisure Group, Inc. (a)	458	6,325
Isle of Capri Casinos, Inc. (a)	232	1,262
Jack in the Box, Inc. (a)	509	10,475
Jamba, Inc. (a)	757	1,287
Krispy Kreme Doughnuts, Inc. (a)	692	4,886
Life Time Fitness, Inc. (a)	477	20,573
Luby's, Inc. (a)	303	1,463
Marcus Corp.	260	3,099
McCormick & Schmick's Seafood Restaurants (a)	154	1,032
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Hotels, Restaurants & Leisure - continued
Monarch Casino & Resort, Inc. (a)	83	$ 854
Morgans Hotel Group Co. (a)	236	1,536
Multimedia Games Holdng Co., Inc. (a)	287	1,897
O'Charleys, Inc. (a)	208	1,292
Orient Express Hotels Ltd. Class A (a)	1,066	9,093
P.F. Chang's China Bistro, Inc.	253	7,868
Papa John's International, Inc. (a)	221	7,461
Peet's Coffee & Tea, Inc. (a)	143	9,112
Pinnacle Entertainment, Inc. (a)	693	7,845
Red Lion Hotels Corp. (a)	168	1,168
Red Robin Gourmet Burgers, Inc. (a)	137	3,435
Ruby Tuesday, Inc. (a)	740	6,209
Ruth's Hospitality Group, Inc. (a)	457	2,157
Scientific Games Corp. Class A (a)	672	5,840
Shuffle Master, Inc. (a)	607	6,440
Six Flags Entertainment Corp.	463	16,622
Sonic Corp. (a)	722	5,350
Speedway Motorsports, Inc.	127	1,651
Texas Roadhouse, Inc. Class A	697	9,988
The Cheesecake Factory, Inc. (a)	645	18,054
Town Sports International Holdings, Inc. (a)	216	1,875
Vail Resorts, Inc.	411	18,314
		337,944
Household Durables - 0.8%
American Greetings Corp. Class A	455	7,285
Beazer Homes USA, Inc. (a)	828	1,780
Blyth, Inc.	55	3,071
Cavco Industries, Inc. (a)	83	3,737
CSS Industries, Inc.	87	1,834
Ethan Allen Interiors, Inc.	282	5,584
Furniture Brands International, Inc. (a)	389	743
Helen of Troy Ltd. (a)	341	9,865
Hovnanian Enterprises, Inc. Class A (a)	569	819
iRobot Corp. (a)	263	8,905
KB Home	873	6,085
La-Z-Boy, Inc. (a)	593	6,025
Libbey, Inc. (a)	250	3,165
Lifetime Brands, Inc.	107	1,309
M.D.C. Holdings, Inc.	422	9,453
M/I Homes, Inc. (a)	216	1,614
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Household Durables - continued
Meritage Homes Corp. (a)	322	$ 5,716
Ryland Group, Inc.	501	6,764
Sealy Corp., Inc. (a)	459	711
Skullcandy, Inc. (a)	106	1,670
Skyline Corp.	64	433
Standard Pacific Corp. (a)	1,237	3,760
Universal Electronics, Inc. (a)	183	3,402
Zagg, Inc. (a)	273	3,683
		97,413
Internet & Catalog Retail - 0.4%
1-800-FLOWERS.com, Inc. Class A (a)	241	687
Blue Nile, Inc. (a)	146	6,589
Geeknet, Inc. (a)	41	798
HSN, Inc.	447	15,944
NutriSystem, Inc.	333	4,116
Orbitz Worldwide, Inc. (a)	194	367
Overstock.com, Inc. (a)	129	1,071
PetMed Express, Inc.	224	2,233
Shutterfly, Inc. (a)	337	14,043
U.S. Auto Parts Network, Inc. (a)	137	767
ValueVision Media, Inc. Class A (a)	455	1,492
		48,107
Leisure Equipment & Products - 0.4%
Arctic Cat, Inc. (a)	126	2,559
Black Diamond, Inc. (a)	150	1,295
Brunswick Corp.	998	17,625
Callaway Golf Co.	674	3,916
Eastman Kodak Co. (a)	2,813	3,122
JAKKS Pacific, Inc.	310	5,881
Johnson Outdoors, Inc. Class A (a)	45	837
Leapfrog Enterprises, Inc. Class A (a)	441	1,645
Marine Products Corp. (a)	95	525
Smith & Wesson Holding Corp. (a)	633	1,874
Steinway Musical Instruments, Inc. (a)	70	1,764
Sturm, Ruger & Co., Inc.	214	6,488
Summer Infant, Inc. (a)	154	1,204
		48,735
Media - 1.3%
A.H. Belo Corp. Class A	216	1,080
Arbitron, Inc.	302	11,998
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Media - continued
Belo Corp. Series A	949	$ 6,017
Central European Media Enterprises Ltd. Class A (a)	438	4,836
Cinemark Holdings, Inc.	1,044	21,579
Crown Media Holdings, Inc. Class A (a)	324	512
Cumulus Media, Inc. Class A (a)	420	1,264
E.W. Scripps Co. Class A (a)	418	3,486
Entercom Communications Corp. Class A (a)	261	1,712
Entravision Communication Corp. Class A (a)	467	771
Fisher Communications, Inc. (a)	112	3,252
Global Sources Ltd. (a)	106	773
Gray Television, Inc. (a)	461	876
Harte-Hanks, Inc.	527	4,627
interCLICK, Inc. (a)	274	2,028
Journal Communications, Inc. Class A (a)	459	1,772
Knology, Inc. (a)	354	5,073
LIN TV Corp. Class A (a)	275	858
Lions Gate Entertainment Corp. (a)	478	3,929
Live Nation Entertainment, Inc. (a)	1,598	15,005
Martha Stewart Living Omnimedia, Inc. Class A (a)	313	1,211
MDC Partners, Inc. Class A (sub. vtg.)	297	5,001
Meredith Corp.	406	10,893
National CineMedia, Inc.	624	7,550
Nexstar Broadcasting Group, Inc. Class A (a)	127	1,156
Outdoor Channel Holdings, Inc.	164	1,225
ReachLocal, Inc. (a)	114	1,141
Rentrak Corp. (a)	103	1,407
Saga Communications, Inc. Class A (a)	39	1,463
Scholastic Corp.	296	7,948
Sinclair Broadcast Group, Inc. Class A	587	5,623
The McClatchy Co. Class A (a)	536	842
The New York Times Co. Class A (a)	1,533	11,681
Valassis Communications, Inc. (a)	548	10,702
Value Line, Inc.	12	151
Westwood One, Inc. (a)	47	205
World Wrestling Entertainment, Inc. Class A	253	2,659
		162,306
Multiline Retail - 0.3%
99 Cents Only Stores (a)	525	11,445
Fred's, Inc. Class A	452	5,510
Gordmans Stores, Inc. (a)	49	685
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Multiline Retail - continued
Saks, Inc. (a)	1,299	$ 13,730
The Bon-Ton Stores, Inc.	115	607
Tuesday Morning Corp. (a)	453	1,640
		33,617
Specialty Retail - 3.4%
Aeropostale, Inc. (a)	899	12,280
America's Car Mart, Inc. (a)	92	3,071
ANN, Inc. (a)	579	15,425
Asbury Automotive Group, Inc. (a)	334	6,229
Ascena Retail Group, Inc. (a)	697	20,143
Barnes & Noble, Inc.	305	3,742
bebe Stores, Inc.	468	3,360
Big 5 Sporting Goods Corp.	236	1,824
Body Central Corp.	150	3,150
Brown Shoe Co., Inc.	507	4,517
Build-A-Bear Workshop, Inc. (a)	154	1,009
Cabela's, Inc. Class A (a)	487	12,136
Casual Male Retail Group, Inc. (a)	441	1,830
Charming Shoppes, Inc. (a)	1,385	4,806
Christopher & Banks Corp.	404	1,345
Citi Trends, Inc. (a)	155	1,920
Coldwater Creek, Inc. (a)	1,176	1,235
Collective Brands, Inc. (a)	686	10,022
Conn's, Inc. (a)	162	1,492
Cost Plus, Inc. (a)	257	2,028
Destination Maternity Corp.	137	2,270
Express, Inc.	613	13,848
Finish Line, Inc. Class A	575	11,558
Francescas Holdings Corp. (a)	125	3,209
Genesco, Inc. (a)	265	15,619
GNC Holdings, Inc.	261	6,460
Group 1 Automotive, Inc.	268	12,210
Haverty Furniture Companies, Inc.	194	2,254
hhgregg, Inc. (a)	187	2,384
Hibbett Sports, Inc. (a)	304	12,522
Hot Topic, Inc.	468	3,538
Jos. A. Bank Clothiers, Inc. (a)	308	16,460
Kirkland's, Inc. (a)	177	1,989
Lithia Motors, Inc. Class A (sub. vtg.)	259	5,328
Lumber Liquidators Holdings, Inc. (a)	282	4,222
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
MarineMax, Inc. (a)	245	$ 1,994
Monro Muffler Brake, Inc.	343	12,722
New York & Co., Inc. (a)	252	673
Office Depot, Inc. (a)	3,105	7,110
OfficeMax, Inc. (a)	1,006	5,151
Pacific Sunwear of California, Inc. (a)	440	550
Penske Automotive Group, Inc.	496	10,113
Pier 1 Imports, Inc. (a)	1,099	13,748
Rent-A-Center, Inc.	711	24,281
rue21, Inc. (a)	179	4,769
Select Comfort Corp. (a)	618	12,836
Shoe Carnival, Inc. (a)	116	3,166
Sonic Automotive, Inc. Class A (sub. vtg.)	415	6,088
Stage Stores, Inc.	335	5,236
Stein Mart, Inc.	286	2,074
Syms Corp. (a)	60	469
Systemax, Inc. (a)	116	1,755
Talbots, Inc. (a)	717	1,886
Teavana Holdings, Inc. (a)	71	1,623
The Buckle, Inc.	301	13,413
The Cato Corp. Class A (sub. vtg.)	309	7,920
The Children's Place Retail Stores, Inc. (a)	291	13,662
The Men's Wearhouse, Inc.	578	17,849
The Pep Boys - Manny, Moe & Jack	596	6,854
Vitamin Shoppe, Inc. (a)	279	10,521
West Marine, Inc. (a)	162	1,473
Wet Seal, Inc. Class A (a)	1,075	4,504
Winmark Corp.	26	1,290
Zale Corp. (a)	372	1,373
Zumiez, Inc. (a)	244	5,551
		426,089
Textiles, Apparel & Luxury Goods - 1.6%
Carter's, Inc. (a)	547	20,835
Cherokee, Inc.	94	1,235
Columbia Sportswear Co.	137	7,362
Crocs, Inc. (a)	952	16,822
Delta Apparel, Inc. (a)	79	1,423
G-III Apparel Group Ltd. (a)	192	5,412
Iconix Brand Group, Inc. (a)	813	14,593
K-Swiss, Inc. Class A (a)	290	1,305
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Kenneth Cole Productions, Inc. Class A (sub. vtg.) (a)	70	$ 753
Liz Claiborne, Inc. (a)	1,046	8,378
Maidenform Brands, Inc. (a)	264	6,489
Movado Group, Inc.	213	3,563
Oxford Industries, Inc.	148	5,846
Perry Ellis International, Inc. (a)	155	3,891
Quiksilver, Inc. (a)	1,526	5,112
R.G. Barry Corp.	136	1,511
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	434	6,189
Steven Madden Ltd. (a)	420	15,498
The Jones Group, Inc.	972	10,857
True Religion Apparel, Inc. (a)	285	9,667
Unifi, Inc. (a)	152	1,178
Vera Bradley, Inc.	221	10,011
Warnaco Group, Inc. (a)	491	24,108
Wolverine World Wide, Inc.	552	20,937
		202,975
TOTAL CONSUMER DISCRETIONARY		1,646,033
CONSUMER STAPLES - 3.6%
Beverages - 0.2%
Boston Beer Co., Inc. Class A (a)	93	8,229
Central European Distribution Corp. (a)	842	4,547
Coca-Cola Bottling Co. Consolidated	57	3,199
Craft Brewers Alliance, Inc. (a)	97	635
Heckmann Corp. (a)	1,062	6,361
MGP Ingredients, Inc.	112	735
National Beverage Corp.	117	1,980
Primo Water Corp.	136	827
		26,513
Food & Staples Retailing - 1.1%
Andersons, Inc.	209	7,716
Arden Group, Inc. Class A	11	998
Casey's General Stores, Inc.	425	21,059
Chefs' Warehouse Holdings (a)	112	1,600
Fresh Market, Inc.	314	12,560
Ingles Markets, Inc. Class A	131	1,978
Nash-Finch Co.	127	3,343
PriceSmart, Inc.	199	15,132
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food & Staples Retailing - continued
Rite Aid Corp. (a)	6,674	$ 7,742
Ruddick Corp.	547	23,909
Spartan Stores, Inc.	272	4,657
Susser Holdings Corp. (a)	86	1,889
The Pantry, Inc. (a)	244	3,450
United Natural Foods, Inc. (a)	538	19,642
Village Super Market, Inc. Class A	66	1,872
Weis Markets, Inc.	132	5,221
Winn-Dixie Stores, Inc. (a)	683	4,330
		137,098
Food Products - 1.4%
Alico, Inc.	33	751
B&G Foods, Inc. Class A	537	11,395
Cal-Maine Foods, Inc.	166	5,531
Calavo Growers, Inc.	147	3,318
Chiquita Brands International, Inc. (a)	539	4,786
Darling International, Inc. (a)	1,313	18,408
Diamond Foods, Inc.	248	16,306
Dole Food Co., Inc. (a)	434	4,592
Farmer Brothers Co.	63	369
Fresh Del Monte Produce, Inc.	405	10,311
Griffin Land & Nurseries, Inc.	23	617
Hain Celestial Group, Inc. (a)	399	13,390
Harbinger Group, Inc. (a)	84	432
Imperial Sugar Co.	114	772
J&J Snack Foods Corp.	160	8,251
Lancaster Colony Corp.	204	13,570
Lifeway Foods, Inc. (a)	43	453
Limoneira Co.	85	1,475
Omega Protein Corp. (a)	201	2,177
Pilgrims Pride Corp. (a)	520	2,621
Sanderson Farms, Inc.	247	12,227
Seneca Foods Corp. Class A (a)	96	2,021
Smart Balance, Inc. (a)	711	4,657
Snyders-Lance, Inc.	532	11,289
Tootsie Roll Industries, Inc.	271	6,713
TreeHouse Foods, Inc. (a)	397	24,352
		180,784
Household Products - 0.2%
Central Garden & Pet Co. Class A (non-vtg.) (a)	561	4,931
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Household Products - continued
Oil-Dri Corp. of America	77	$ 1,544
Spectrum Brands Holdings, Inc. (a)	199	5,051
WD-40 Co.	173	7,615
		19,141
Personal Products - 0.5%
Elizabeth Arden, Inc. (a)	270	9,256
Inter Parfums, Inc.	195	3,596
MediFast, Inc. (a)	140	2,302
Nature's Sunshine Products, Inc. (a)	118	2,048
Nu Skin Enterprises, Inc. Class A	610	30,823
Nutraceutical International Corp. (a)	101	1,394
Prestige Brands Holdings, Inc. (a)	571	6,041
Revlon, Inc. (a)	116	1,709
Schiff Nutrition International, Inc.	163	1,992
Synutra International, Inc. (a)	204	1,357
The Female Health Co.	172	783
USANA Health Sciences, Inc. (a)	70	2,422
		63,723
Tobacco - 0.2%
Alliance One International, Inc. (a)	1,146	3,060
Star Scientific, Inc. (a)	1,288	3,735
Universal Corp.	256	10,962
Vector Group Ltd.	552	9,699
		27,456
TOTAL CONSUMER STAPLES		454,715
ENERGY - 6.8%
Energy Equipment & Services - 2.1%
Basic Energy Services, Inc. (a)	283	5,190
Bristow Group, Inc.	412	20,509
C&J Energy Services, Inc.	129	2,175
Cal Dive International, Inc. (a)	984	2,204
Complete Production Services, Inc. (a)	885	29,028
Dawson Geophysical Co. (a)	82	2,370
Dril-Quip, Inc. (a)	387	25,194
Exterran Holdings, Inc. (a)	731	6,945
Geokinetics, Inc. (a)	99	324
Global Geophysical Services, Inc. (a)	191	1,822
Global Industries Ltd. (a)	1,139	9,055
Common Stocks - continued
	Shares	Value
ENERGY - continued
Energy Equipment & Services - continued
Gulf Island Fabrication, Inc.	171	$ 4,762
Gulfmark Offshore, Inc. Class A (a)	266	11,063
Helix Energy Solutions Group, Inc. (a)	1,189	21,473
Hercules Offshore, Inc. (a)	1,355	5,135
Hornbeck Offshore Services, Inc. (a)	237	7,783
ION Geophysical Corp. (a)	1,466	11,171
Key Energy Services, Inc. (a)	1,404	18,154
Lufkin Industries, Inc.	344	20,327
Matrix Service Co. (a)	323	3,430
Mitcham Industries, Inc. (a)	156	2,274
Natural Gas Services Group, Inc. (a)	156	2,147
Newpark Resources, Inc. (a)	1,000	8,930
OYO Geospace Corp. (a)	46	3,615
Parker Drilling Co. (a)	1,202	6,647
PHI, Inc. (non-vtg.) (a)	131	2,891
Pioneer Drilling Co. (a)	685	6,775
RigNet, Inc.	69	1,078
Tesco Corp. (a)	349	5,399
TETRA Technologies, Inc. (a)	853	8,104
Union Drilling, Inc. (a)	141	1,056
Vantage Drilling Co. (a)	1,773	2,411
Willbros Group, Inc. (a)	408	2,077
		261,518
Oil, Gas & Consumable Fuels - 4.7%
Abraxas Petroleum Corp. (a)	984	3,838
Alon USA Energy, Inc.	105	798
Amyris, Inc. (a)	187	3,834
APCO Oil and Gas International, Inc.	102	8,466
Approach Resources, Inc. (a)	231	5,639
ATP Oil & Gas Corp. (a)	518	5,465
Berry Petroleum Co. Class A	583	20,143
Bill Barrett Corp. (a)	534	22,214
BPZ Energy, Inc. (a)	1,095	3,274
Callon Petroleum Co. (a)	412	1,941
CAMAC Energy, Inc. (a)	545	605
Carrizo Oil & Gas, Inc. (a)	438	11,914
Cheniere Energy, Inc. (a)	922	10,566
Clayton Williams Energy, Inc. (a)	63	4,116
Clean Energy Fuels Corp. (a)	562	6,643
Cloud Peak Energy, Inc. (a)	680	15,606
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Comstock Resources, Inc. (a)	537	$ 9,795
Contango Oil & Gas Co. (a)	136	8,750
Crimson Exploration, Inc. (a)	203	605
Crosstex Energy, Inc.	419	5,460
CVR Energy, Inc. (a)	983	24,339
Delek US Holdings, Inc.	149	2,158
DHT Holdings, Inc.	696	1,114
Endeavour International Corp. (a)	394	3,656
Energy Partners Ltd. (a)	342	4,904
Energy XXI (Bermuda) Ltd. (a)	845	24,818
Evolution Petroleum Corp. (a)	180	1,244
Frontline Ltd. (NY Shares)	628	3,266
FX Energy, Inc. (a)	632	3,741
Gastar Exploration Ltd. (a)	599	2,216
General Maritime Corp.	1,077	280
Georesources, Inc. (a)	230	6,104
Gevo, Inc. (a)	55	409
GMX Resources, Inc. (a)	645	1,613
Golar LNG Ltd. (NASDAQ)	447	18,072
Goodrich Petroleum Corp. (a)	308	4,882
Green Plains Renewable Energy, Inc. (a)	212	2,218
Gulfport Energy Corp. (a)	470	14,636
Hallador Energy Co.	42	399
Harvest Natural Resources, Inc. (a)	358	3,820
Houston American Energy Corp.	168	2,631
Hyperdynamics Corp. (a)	1,747	8,560
Isramco, Inc. (a)	10	848
James River Coal Co. (a)	420	4,347
KiOR, Inc. Class A	106	1,752
Knightsbridge Tankers Ltd.	253	4,271
Kodiak Oil & Gas Corp. (a)	2,351	16,245
L&L Energy, Inc. (a)	207	561
Magnum Hunter Resources Corp.	1,141	5,135
McMoRan Exploration Co. (a)	1,120	13,642
Miller Energy Resources, Inc. (a)	288	827
Nordic American Tanker Shipping Ltd.	529	7,628
Northern Oil & Gas, Inc. (a)	715	17,282
Oasis Petroleum, Inc. (a)	671	19,687
Overseas Shipholding Group, Inc.	322	4,019
Panhandle Royalty Co. Class A	90	2,999
Patriot Coal Corp. (a)	1,018	12,786
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Penn Virginia Corp.	554	$ 3,374
Petroleum Development Corp. (a)	263	6,867
Petroquest Energy, Inc. (a)	666	4,855
Rentech, Inc. (a)	2,730	4,395
Resolute Energy Corp. (a)	522	6,786
Rex American Resources Corp. (a)	75	1,368
Rex Energy Corp. (a)	360	5,573
Rosetta Resources, Inc. (a)	595	26,382
Scorpio Tankers, Inc. (a)	267	1,706
SemGroup Corp. Class A (a)	464	12,983
Ship Finance International Ltd. (NY Shares)	468	6,697
Solazyme, Inc.	124	1,261
Stone Energy Corp. (a)	550	13,360
Swift Energy Co. (a)	477	14,606
Syntroleum Corp. (a)	820	689
Targa Resources Corp.	196	6,613
Teekay Tankers Ltd.	434	2,144
Triangle Petroleum Corp. (a)	450	2,538
Ur-Energy, Inc. (a)	1,174	1,484
Uranerz Energy Corp. (a)	714	1,628
Uranium Energy Corp. (a)	915	3,074
Uranium Resources, Inc. (a)	867	1,040
USEC, Inc. (a)	1,465	3,077
Vaalco Energy, Inc. (a)	603	4,106
Venoco, Inc. (a)	355	3,458
Voyager Oil & Gas, Inc. (a)	526	1,452
W&T Offshore, Inc.	392	7,718
Warren Resources, Inc. (a)	741	2,319
Western Refining, Inc. (a)	587	9,380
Westmoreland Coal Co. (a)	92	1,013
World Fuel Services Corp.	794	31,641
Zion Oil & Gas, Inc. (a)	282	821
		591,189
TOTAL ENERGY		852,707
FINANCIALS - 21.6%
Capital Markets - 2.0%
Apollo Investment Corp.	2,183	18,075
Arlington Asset Investment Corp.	68	1,569
Artio Global Investors, Inc. Class A	394	2,884
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
BGC Partners, Inc. Class A	867	$ 5,939
BlackRock Kelso Capital Corp.	822	7,020
Calamos Asset Management, Inc. Class A	243	3,035
Capital Southwest Corp.	37	3,256
CIFI Corp. (a)	110	609
Cohen & Steers, Inc.	207	5,624
Cowen Group, Inc. Class A (a)	693	1,885
Diamond Hill Investment Group, Inc.	27	2,033
Duff & Phelps Corp. Class A	368	4,670
Edelman Financial Group, Inc.	218	1,513
Epoch Holding Corp.	181	3,729
Evercore Partners, Inc. Class A	238	6,531
FBR Capital Markets Corp. (a)	557	1,159
Fidus Investment Corp.	56	728
Fifth Street Finance Corp.	749	7,385
Financial Engines, Inc. (a)	426	9,674
FXCM, Inc. Class A	225	2,588
GAMCO Investors, Inc. Class A	80	3,768
GFI Group, Inc.	753	3,253
Gladstone Capital Corp.	275	2,266
Gladstone Investment Corp.	235	1,760
Gleacher & Co., Inc. (a)	901	1,153
Golub Capital BDC, Inc.	108	1,676
Harris & Harris Group, Inc. (a)	347	1,364
Hercules Technology Growth Capital, Inc.	516	4,995
HFF, Inc. (a)	348	3,828
ICG Group, Inc. (a)	441	4,758
INTL FCStone, Inc. (a)	141	3,418
Investment Technology Group, Inc. (a)	473	5,397
JMP Group, Inc.	174	1,291
KBW, Inc.	408	5,777
Knight Capital Group, Inc. Class A (a)	1,122	14,014
Kohlberg Capital Corp.	213	1,402
Ladenburg Thalmann Financial Services, Inc. (a)	1,117	1,899
Main Street Capital Corp.	246	4,300
MCG Capital Corp.	940	4,362
Medallion Financial Corp.	158	1,880
Medley Capital Corp.	126	1,173
MF Global Holdings Ltd. (a)	1,690	169
MVC Capital, Inc.	290	3,750
New Mountain Finance Corp.	68	912
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
NGP Capital Resources Co.	284	$ 2,110
Oppenheimer Holdings, Inc. Class A (non-vtg.)	108	1,898
PennantPark Investment Corp.	524	5,617
Piper Jaffray Companies (a)	168	3,488
Prospect Capital Corp.	1,222	11,695
Pzena Investment Management, Inc.	81	351
Safeguard Scientifics, Inc. (a)	219	3,703
Solar Capital Ltd.	405	8,991
Solar Senior Capital Ltd.	86	1,287
Stifel Financial Corp. (a)	601	19,154
SWS Group, Inc.	310	1,708
THL Credit, Inc.	105	1,213
TICC Capital Corp.	393	3,502
Triangle Capital Corp.	231	3,872
Virtus Investment Partners, Inc. (a)	65	4,056
Walter Investment Management Corp.	292	7,405
Westwood Holdings Group, Inc.	64	2,345
		250,866
Commercial Banks - 5.9%
1st Source Corp.	160	3,846
1st United Bancorp, Inc. (a)	293	1,518
Alliance Financial Corp.	51	1,570
Ameris Bancorp (a)	304	3,055
Ames National Corp.	89	1,639
Arrow Financial Corp.	129	3,011
BancFirst Corp.	68	2,632
Banco Latin Americano de Exporaciones SA (BLADEX) Series E	322	5,233
Bancorp Rhode Island, Inc.	40	1,744
Bancorp, Inc., Delaware (a)	380	3,055
BancorpSouth, Inc.	927	9,057
Bank of Kentucky Financial Corp.	62	1,339
Bank of Marin Bancorp	55	1,949
Bank of the Ozarks, Inc.	318	7,909
Banner Bank	203	3,567
Boston Private Financial Holdings, Inc.	868	6,579
Bridge Bancorp, Inc.	63	1,213
Bridge Capital Holdings (a)	105	1,158
Bryn Mawr Bank Corp.	113	2,075
Camden National Corp.	99	2,938
Cape Bancorp, Inc. (a)	135	1,026
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Capital Bank Corp. (a)	130	$ 273
Capital City Bank Group, Inc.	127	1,294
Cardinal Financial Corp.	350	3,759
Cascade Bancorp (a)	56	296
Cathay General Bancorp	874	12,227
Center Bancorp, Inc.	133	1,234
Center Financial Corp. (a)	375	2,464
Centerstate Banks of Florida, Inc.	279	1,585
Central Pacific Financial Corp. (a)	163	1,987
Century Bancorp, Inc. Class A (non-vtg.)	40	1,083
Chemical Financial Corp.	312	6,281
Citizens & Northern Corp.	127	2,104
City Holding Co.	174	5,718
CNB Financial Corp., Pennsylvania	114	1,632
CoBiz, Inc.	345	1,829
Columbia Banking Systems, Inc.	438	8,353
Community Bank System, Inc.	410	10,480
Community Trust Bancorp, Inc.	146	4,136
CVB Financial Corp.	997	9,681
Eagle Bancorp, Inc., Maryland (a)	217	3,010
Encore Bancshares, Inc. (a)	96	1,129
Enterprise Bancorp, Inc.	54	778
Enterprise Financial Services Corp.	203	3,132
Financial Institutions, Inc.	180	2,948
First Bancorp, North Carolina	160	2,029
First Busey Corp.	924	4,712
First Commonwealth Financial Corp.	1,220	5,624
First Community Bancshares, Inc.	166	1,994
First Connecticut Bancorp, Inc. (a)	232	2,728
First Financial Bancorp, Ohio	644	10,562
First Financial Bankshares, Inc.	345	10,957
First Financial Corp., Indiana	117	3,845
First Interstate Bancsystem, Inc.	194	2,452
First Merchants Corp.	267	2,152
First Midwest Bancorp, Inc., Delaware	830	7,478
First of Long Island Corp.	71	1,814
FirstMerit Corp.	1,225	17,162
FNB Corp., Pennsylvania	1,445	14,580
German American Bancorp, Inc.	165	2,866
Glacier Bancorp, Inc.	796	9,035
Great Southern Bancorp, Inc.	106	2,108
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Hampton Roads Bankshares, Inc. (a)	91	$ 399
Hancock Holding Co.	849	25,725
Hanmi Financial Corp. (a)	1,642	1,642
Heartland Financial USA, Inc.	138	2,157
Heritage Commerce Corp. (a)	194	937
Heritage Financial Corp., Washington	193	2,434
Home Bancshares, Inc.	260	6,097
Hudson Valley Holding Corp.	172	3,736
IBERIABANK Corp.	334	17,274
Independent Bank Corp., Massachusetts	218	5,651
International Bancshares Corp.	585	10,600
Investors Bancorp, Inc. (a)	525	7,287
Lakeland Bancorp, Inc.	201	1,867
Lakeland Financial Corp.	169	4,037
MainSource Financial Group, Inc.	208	1,951
MB Financial, Inc.	600	9,942
Merchants Bancshares, Inc.	53	1,509
Metro Bancorp, Inc. (a)	154	1,274
Midsouth Bancorp, Inc.	88	1,208
Nara Bancorp, Inc. (a)	458	3,884
National Bankshares, Inc.	73	2,040
National Penn Bancshares, Inc.	1,370	10,686
NBT Bancorp, Inc.	382	8,221
Northfield Bancorp, Inc.	173	2,389
Old National Bancorp, Indiana	1,056	12,218
OmniAmerican Bancorp, Inc. (a)	125	1,844
Oriental Financial Group, Inc.	521	5,517
Orrstown Financial Services, Inc.	82	751
Pacific Capital Bancorp NA (a)	47	1,217
Pacific Continental Corp.	199	1,725
PacWest Bancorp	344	6,068
Park National Corp.	145	8,658
Park Sterling Corp. (a)	322	1,240
Penns Woods Bancorp, Inc.	36	1,322
Peoples Bancorp, Inc.	116	1,535
Pinnacle Financial Partners, Inc. (a)	393	5,899
PrivateBancorp, Inc.	670	7,303
Prosperity Bancshares, Inc.	528	20,323
Renasant Corp.	264	3,807
Republic Bancorp, Inc., Kentucky Class A	103	2,095
S&T Bancorp, Inc.	285	5,321
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
S.Y. Bancorp, Inc.	152	$ 3,128
Sandy Spring Bancorp, Inc.	287	4,882
SCBT Financial Corp.	167	4,932
Seacoast Banking Corp., Florida (a)	818	1,219
Sierra Bancorp	131	1,433
Signature Bank, New York (a)	514	28,656
Simmons First National Corp. Class A	203	5,270
Southside Bancshares, Inc.	175	3,600
Southwest Bancorp, Inc., Oklahoma (a)	180	846
State Bancorp, Inc., New York	140	1,656
State Bank Financial Corp. (a)	368	5,314
StellarOne Corp.	284	3,405
Sterling Bancorp, New York	388	3,201
Sterling Financial Corp., Washington (a)	321	4,818
Suffolk Bancorp	90	766
Sun Bancorp, Inc., New Jersey (a)	428	1,271
Susquehanna Bancshares, Inc.	1,735	12,596
SVB Financial Group (a)	481	22,097
Taylor Capital Group, Inc. (a)	171	1,589
Texas Capital Bancshares, Inc. (a)	409	11,452
The First Bancorp, Inc.	96	1,381
Tompkins Financial Corp.	97	3,825
Tower Bancorp, Inc.	130	3,344
TowneBank	260	3,240
Trico Bancshares	131	1,943
Trustmark Corp.	720	15,941
UMB Financial Corp.	358	13,199
Umpqua Holdings Corp.	1,281	14,667
Union/First Market Bankshares Corp.	253	3,243
United Bankshares, Inc., West Virginia	563	13,366
United Community Banks, Inc., Georgia (a)	438	3,237
Univest Corp. of Pennsylvania	210	3,194
Virginia Commerce Bancorp, Inc. (a)	251	1,596
Washington Banking Co., Oak Harbor	142	1,678
Washington Trust Bancorp, Inc.	152	3,569
Webster Financial Corp.	800	15,712
WesBanco, Inc.	268	5,322
West Bancorp., Inc.	168	1,653
West Coast Bancorp (a)	234	3,494
Westamerica Bancorp.	322	14,432
Western Alliance Bancorp. (a)	813	5,285
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Commercial Banks - continued
Wilshire Bancorp, Inc. (a)	644	$ 2,202
Wintrust Financial Corp.	389	11,234
		744,302
Consumer Finance - 0.7%
Advance America Cash Advance Centers, Inc.	640	5,395
Cash America International, Inc.	331	18,122
Credit Acceptance Corp. (a)	78	5,376
DFC Global Corp. (a)	485	10,631
EZCORP, Inc. (non-vtg.) Class A (a)	525	14,585
First Cash Financial Services, Inc. (a)	350	14,525
First Marblehead Corp. (a)	800	768
Imperial Holdings, Inc. (a)	200	450
Nelnet, Inc. Class A	295	6,337
Netspend Holdings, Inc.	313	1,800
Nicholas Financial, Inc.	110	1,250
World Acceptance Corp. (a)	166	11,230
		90,469
Diversified Financial Services - 0.5%
California First National Bancorp	19	317
Compass Diversified Holdings	414	5,407
Encore Capital Group, Inc. (a)	191	5,174
Gain Capital Holdings, Inc.	69	484
MarketAxess Holdings, Inc.	317	9,266
Marlin Business Services Corp.	99	1,167
NewStar Financial, Inc. (a)	332	3,559
PHH Corp. (a)	633	11,679
PICO Holdings, Inc. (a)	257	5,870
Portfolio Recovery Associates, Inc. (a)	191	13,397
Primus Guaranty Ltd. (a)	274	1,600
		57,920
Insurance - 2.6%
Alterra Capital Holdings Ltd.	998	21,637
American Equity Investment Life Holding Co.	664	7,198
American Safety Insurance Group Ltd. (a)	138	2,817
Amerisafe, Inc. (a)	222	4,784
Amtrust Financial Services, Inc.	275	6,980
Argo Group International Holdings, Ltd.	307	9,268
Baldwin & Lyons, Inc. Class B	87	2,004
Citizens, Inc. Class A (a)	465	3,646
CNO Financial Group, Inc. (a)	2,468	15,425
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Crawford & Co. Class B	273	$ 1,941
Delphi Financial Group, Inc. Class A	531	14,061
Donegal Group, Inc. Class A	89	1,114
eHealth, Inc. (a)	225	3,341
EMC Insurance Group	43	836
Employers Holdings, Inc.	394	6,391
Enstar Group Ltd. (a)	78	7,174
FBL Financial Group, Inc. Class A	153	4,995
First American Financial Corp.	1,178	14,136
Flagstone Reinsurance Holdings Ltd.	615	5,221
Fortegra Financial Corp. (a)	54	285
Global Indemnity PLC (a)	168	3,392
Greenlight Capital Re, Ltd. (a)	316	7,119
Hallmark Financial Services, Inc. (a)	191	1,482
Harleysville Group, Inc.	138	8,109
Hilltop Holdings, Inc. (a)	426	3,357
Horace Mann Educators Corp.	451	6,066
Independence Holding Co.	68	564
Infinity Property & Casualty Corp.	139	8,056
Kansas City Life Insurance Co.	47	1,575
Maiden Holdings Ltd.	599	4,882
Meadowbrook Insurance Group, Inc.	599	6,206
Montpelier Re Holdings Ltd.	690	12,075
National Financial Partners Corp. (a)	500	6,835
National Interstate Corp.	74	1,968
National Western Life Insurance Co. Class A	23	3,307
Navigators Group, Inc. (a)	135	6,159
OneBeacon Insurance Group Ltd.	237	3,607
Phoenix Companies, Inc. (a)	1,235	1,840
Platinum Underwriters Holdings Ltd.	414	14,337
Presidential Life Corp.	287	2,847
Primerica, Inc.	379	8,577
ProAssurance Corp.	336	25,721
RLI Corp.	203	14,279
Safety Insurance Group, Inc.	129	5,498
SeaBright Insurance Holdings, Inc.	213	1,529
Selective Insurance Group, Inc.	595	9,538
State Auto Financial Corp.	151	2,007
Stewart Information Services Corp.	191	1,918
Symetra Financial Corp.	761	7,054
Tower Group, Inc.	415	9,848
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
United Fire & Casualty Co.	254	$ 4,778
Universal Insurance Holdings, Inc.	174	734
		328,518
Real Estate Investment Trusts - 8.6%
Acadia Realty Trust (SBI)	448	9,283
AG Mortgage Investment Trust, Inc.	75	1,361
Agree Realty Corp.	92	2,200
Alexanders, Inc.	22	9,541
American Assets Trust, Inc.	334	6,770
American Campus Communities, Inc.	756	29,431
American Capital Mortgage Investment Corp.	90	1,636
Anworth Mortgage Asset Corp.	1,333	8,598
Apollo Commercial Real Estate Finance, Inc.	206	2,886
Armour Residential REIT, Inc.	880	6,292
Ashford Hospitality Trust, Inc.	615	5,474
Associated Estates Realty Corp.	467	7,930
BioMed Realty Trust, Inc.	1,480	26,803
Campus Crest Communities, Inc.	322	3,680
CapLease, Inc.	843	3,296
Capstead Mortgage Corp.	955	11,575
CBL & Associates Properties, Inc.	1,671	25,700
Cedar Shopping Centers, Inc.	581	2,132
Chatham Lodging Trust	148	1,665
Chesapeake Lodging Trust	332	4,960
Cogdell Spencer, Inc.	465	1,879
Colonial Properties Trust (SBI)	938	19,023
Colony Financial, Inc.	380	5,575
Coresite Realty Corp.	212	3,530
Cousins Properties, Inc.	1,029	6,750
Crexus Investment Corp.	661	6,319
CubeSmart	1,115	10,938
Cys Investments, Inc.	914	11,590
DCT Industrial Trust, Inc.	2,817	13,972
DiamondRock Hospitality Co.	1,895	17,150
DuPont Fabros Technology, Inc.	663	13,784
Dynex Capital, Inc.	425	3,723
EastGroup Properties, Inc.	306	13,345
Education Realty Trust, Inc.	750	6,938
Entertainment Properties Trust (SBI)	528	23,654
Equity Lifestyle Properties, Inc.	339	22,418
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Equity One, Inc.	602	$ 10,324
Excel Trust, Inc.	389	4,088
Extra Space Storage, Inc.	1,055	23,769
FelCor Lodging Trust, Inc. (a)	1,323	3,982
First Industrial Realty Trust, Inc. (a)	962	9,476
First Potomac Realty Trust	560	7,958
Franklin Street Properties Corp.	782	9,931
Getty Realty Corp.	306	4,878
Gladstone Commercial Corp.	138	2,323
Glimcher Realty Trust	1,189	10,891
Government Properties Income Trust	409	9,624
Hatteras Financial Corp.	849	21,819
Healthcare Realty Trust, Inc.	891	16,831
Hersha Hospitality Trust	1,594	7,030
Highwoods Properties, Inc. (SBI)	813	25,187
Home Properties, Inc.	536	31,570
Hudson Pacific Properties, Inc.	270	3,607
Inland Real Estate Corp.	877	6,578
Invesco Mortgage Capital, Inc.	1,253	19,772
Investors Real Estate Trust	908	6,728
iStar Financial, Inc. (a)	954	6,478
Kilroy Realty Corp.	663	24,325
Kite Realty Group Trust	719	2,969
LaSalle Hotel Properties (SBI)	959	22,930
Lexington Corporate Properties Trust	1,384	10,878
LTC Properties, Inc.	338	9,586
Medical Properties Trust, Inc.	1,270	12,827
MFA Financial, Inc.	3,972	26,811
Mid-America Apartment Communities, Inc.	411	25,646
Mission West Properties, Inc.	190	1,478
Monmouth Real Estate Investment Corp. Class A	329	2,764
MPG Office Trust, Inc. (a)	552	1,319
National Health Investors, Inc.	270	12,066
National Retail Properties, Inc.	1,068	29,103
Newcastle Investment Corp.	1,213	5,568
NorthStar Realty Finance Corp.	1,012	3,997
Omega Healthcare Investors, Inc.	1,151	20,442
One Liberty Properties, Inc.	116	1,886
Parkway Properties, Inc.	270	3,470
Pebblebrook Hotel Trust	563	10,714
Pennsylvania Real Estate Investment Trust (SBI)	571	5,858
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Investment Trusts - continued
Pennymac Mortgage Investment Trust	320	$ 5,472
Post Properties, Inc.	557	22,882
Potlatch Corp.	449	14,584
PS Business Parks, Inc.	206	10,965
RAIT Financial Trust	409	2,127
Ramco-Gershenson Properties Trust (SBI)	407	3,928
Redwood Trust, Inc.	883	10,260
Resource Capital Corp.	858	4,607
Retail Opportunity Investments Corp.	490	5,586
RLJ Lodging Trust	330	4,891
Sabra Health Care REIT, Inc.	447	4,591
Saul Centers, Inc.	92	3,297
Sovran Self Storage, Inc.	310	13,702
Stag Industrial, Inc.	166	1,783
Starwood Property Trust, Inc.	1,062	19,955
Strategic Hotel & Resorts, Inc. (a)	1,959	11,147
Summit Hotel Properties, Inc.	280	2,260
Sun Communities, Inc.	237	9,025
Sunstone Hotel Investors, Inc. (a)	1,307	9,084
Tanger Factory Outlet Centers, Inc.	954	26,865
Terreno Realty Corp.	101	1,257
Two Harbors Investment Corp.	1,619	15,138
UMH Properties, Inc.	107	1,074
Universal Health Realty Income Trust (SBI)	138	5,240
Urstadt Biddle Properties, Inc. Class A	239	4,264
Washington (REIT) (SBI)	747	21,633
Whitestone REIT Class B	88	1,030
Winthrop Realty Trust	357	3,231
		1,069,160
Real Estate Management & Development - 0.1%
Avatar Holdings, Inc. (a)	83	789
Consolidated-Tomoka Land Co.	39	1,168
Forestar Group, Inc. (a)	412	5,356
Kennedy-Wilson Holdings, Inc.	290	3,602
Tejon Ranch Co. (a)	149	3,873
		14,788
Thrifts & Mortgage Finance - 1.2%
Apollo Residential Mortgage, Inc.	125	2,039
Astoria Financial Corp.	974	8,084
Bank Mutual Corp.	505	1,682
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
BankFinancial Corp.	196	$ 1,568
Beneficial Mutual Bancorp, Inc. (a)	335	2,750
Berkshire Hills Bancorp, Inc.	246	4,925
BofI Holding, Inc. (a)	97	1,484
Brookline Bancorp, Inc., Delaware	678	5,668
Charter Financial Corp., Georgia	63	590
Clifton Savings Bancorp, Inc.	79	804
Dime Community Bancshares, Inc.	377	4,494
Doral Financial Corp. (a)	1,356	1,627
ESB Financial Corp.	161	2,230
ESSA Bancorp, Inc.	161	1,777
Farmer Mac Class C (non-vtg.)	101	2,038
First Defiance Financial Corp. (a)	105	1,492
First Financial Holdings, Inc.	195	1,453
First PacTrust Bancorp, Inc.	111	1,396
Flagstar Bancorp, Inc. (a)	2,120	1,654
Flushing Financial Corp.	375	4,598
Fox Chase Bancorp, Inc.	135	1,709
Franklin Financial Corp./VA (a)	148	1,656
Home Federal Bancorp, Inc.	154	1,548
Kearny Financial Corp.	147	1,430
Meridian Interstate Bancorp, Inc. (a)	99	1,290
MGIC Investment Corp. (a)	2,177	5,791
Northwest Bancshares, Inc.	1,201	14,976
OceanFirst Financial Corp.	153	1,995
Ocwen Financial Corp. (a)	832	12,064
Oritani Financial Corp.	568	7,361
Provident Financial Services, Inc.	669	8,664
Provident New York Bancorp	470	3,267
Radian Group, Inc.	1,413	3,321
Rockville Financial, Inc.	317	3,186
Roma Financial Corp.	70	677
Territorial Bancorp, Inc.	153	3,006
The PMI Group, Inc. (a)	1,415	441
Trustco Bank Corp., New York	1,079	5,352
United Financial Bancorp, Inc.	204	3,293
ViewPoint Financial Group	406	5,225
Walker & Dunlop, Inc.	117	1,486
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Thrifts & Mortgage Finance - continued
Westfield Financial, Inc.	381	$ 2,709
WSFS Financial Corp.	82	3,260
		146,060
TOTAL FINANCIALS		2,702,083
HEALTH CARE - 12.4%
Biotechnology - 3.7%
Achillion Pharmaceuticals, Inc. (a)	577	3,658
Acorda Therapeutics, Inc. (a)	440	9,610
Affymax, Inc. (a)	374	1,990
Alkermes PLC (a)	1,057	18,487
Allos Therapeutics, Inc. (a)	838	1,232
Alnylam Pharmaceuticals, Inc. (a)	446	3,622
AMAG Pharmaceuticals, Inc. (a)	224	3,161
Amicus Therapeutics, Inc. (a)	146	480
Anacor Pharmaceuticals, Inc.	101	684
Anthera Pharmaceuticals, Inc. (a)	233	1,489
Ardea Biosciences, Inc. (a)	181	3,604
Arena Pharmaceuticals, Inc. (a)	1,493	2,105
ARIAD Pharmaceuticals, Inc. (a)	1,486	17,282
ArQule, Inc. (a)	574	3,335
Array Biopharma, Inc. (a)	785	1,892
Astex Pharmaceuticals, Inc. (a)	643	1,241
AVEO Pharmaceuticals, Inc. (a)	362	5,814
AVI BioPharma, Inc. (a)	1,443	1,414
BioCryst Pharmaceuticals, Inc. (a)	268	823
BioMimetic Therapeutics, Inc. (a)	178	577
Biosante Pharmaceuticals, Inc. (a)	1,340	3,551
Biospecifics Technologies Corp. (a)	46	782
BioTime, Inc. (a)	280	1,263
Cell Therapeutics, Inc. (a)	2,475	3,168
Celldex Therapeutics, Inc. (a)	497	1,595
Cepheid, Inc. (a)	690	24,757
Chelsea Therapeutics International Ltd. (a)	683	3,094
Cleveland Biolabs, Inc. (a)	263	781
Codexis, Inc. (a)	274	1,263
Cubist Pharmaceuticals, Inc. (a)	669	25,295
Curis, Inc. (a)	941	3,463
Cytori Therapeutics, Inc. (a)	517	1,567
DUSA Pharmaceuticals, Inc. (a)	279	1,256
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Dyax Corp. (a)	1,068	$ 1,442
Dynavax Technologies Corp. (a)	1,470	3,998
Emergent BioSolutions, Inc. (a)	285	5,375
Enzon Pharmaceuticals, Inc. (a)	404	2,969
Exact Sciences Corp. (a)	622	4,945
Exelixis, Inc. (a)	1,426	11,023
Genomic Health, Inc. (a)	178	3,809
Geron Corp. (a)	1,386	3,257
GTx, Inc. (a)	203	891
Halozyme Therapeutics, Inc. (a)	919	7,747
Horizon Pharma, Inc.	102	917
Idenix Pharmaceuticals, Inc. (a)	588	3,528
ImmunoGen, Inc. (a)	840	11,407
Immunomedics, Inc. (a)	839	3,054
Incyte Corp. (a)	997	13,729
Infinity Pharmaceuticals, Inc. (a)	255	1,930
Inhibitex, Inc. (a)	668	2,599
Insmed, Inc. (a)	231	815
InterMune, Inc. (a)	607	15,479
Ironwood Pharmaceuticals, Inc. Class A (a)	564	7,670
Isis Pharmaceuticals, Inc. (a)	1,102	9,136
Keryx Biopharmaceuticals, Inc. (a)	706	2,210
Lexicon Pharmaceuticals, Inc. (a)	1,792	2,168
Ligand Pharmaceuticals, Inc. Class B (a)	240	3,528
MannKind Corp. (a)	838	2,615
Maxygen, Inc.	316	1,864
Medivation, Inc. (a)	359	6,168
Metabolix, Inc. (a)	359	1,842
Micromet, Inc. (a)	936	6,150
Momenta Pharmaceuticals, Inc. (a)	528	7,814
Nabi Biopharmaceuticals (a)	515	948
Neurocrine Biosciences, Inc. (a)	589	3,687
Novavax, Inc. (a)	1,016	1,605
NPS Pharmaceuticals, Inc. (a)	885	4,575
Nymox Pharmaceutical Corp. (a)	204	1,883
OncoGenex Pharmaceuticals, Inc. (a)	113	1,311
Oncothyreon, Inc. (a)	508	3,536
ONYX Pharmaceuticals, Inc. (a)	710	29,060
Opko Health, Inc. (a)	1,248	6,714
OREXIGEN Therapeutics, Inc. (a)	299	655
Osiris Therapeutics, Inc. (a)	271	1,453
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
PDL BioPharma, Inc.	1,557	$ 9,451
Peregrine Pharmaceuticals, Inc. (a)	810	851
Pharmacyclics, Inc. (a)	523	6,888
PharmAthene, Inc. (a)	331	563
Progenics Pharmaceuticals, Inc. (a)	307	2,017
Raptor Pharmaceutical Corp. (a)	603	2,979
Rigel Pharmaceuticals, Inc. (a)	705	5,534
Sangamo Biosciences, Inc. (a)	529	1,756
Savient Pharmaceuticals, Inc. (a)	760	2,850
SciClone Pharmaceuticals, Inc. (a)	373	1,570
Seattle Genetics, Inc. (a)	1,082	23,804
SIGA Technologies, Inc. (a)	385	1,247
Spectrum Pharmaceuticals, Inc. (a)	600	6,654
Sunesis Pharmaceuticals, Inc. (a)	264	356
Synta Pharmaceuticals Corp. (a)	216	799
Targacept, Inc. (a)	317	5,579
Theravance, Inc. (a)	775	17,228
Trius Therapeutics, Inc. (a)	89	610
Vanda Pharmaceuticals, Inc. (a)	300	1,743
Vical, Inc. (a)	745	2,228
Zalicus, Inc. (a)	690	1,014
ZIOPHARM Oncology, Inc. (a)	721	3,540
Zogenix, Inc.	203	412
		459,514
Health Care Equipment & Supplies - 3.0%
Abaxis, Inc. (a)	254	7,127
Abiomed, Inc. (a)	372	5,602
Accuray, Inc. (a)	832	3,328
Align Technology, Inc. (a)	683	15,729
Alimera Sciences, Inc. (a)	134	953
Alphatec Holdings, Inc. (a)	605	1,252
Analogic Corp.	140	7,571
Angiodynamics, Inc. (a)	301	4,638
Antares Pharma, Inc. (a)	902	2,048
ArthroCare Corp. (a)	302	9,105
Atricure, Inc. (a)	149	1,663
Atrion Corp.	19	4,275
Bacterin International Holdings, Inc. (a)	207	685
BioLase Technology, Inc.	326	1,187
Cantel Medical Corp.	140	3,864
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Cardiovascular Systems, Inc. (a)	140	$ 1,159
Cerus Corp. (a)	528	1,410
Conceptus, Inc. (a)	361	4,159
CONMED Corp. (a)	317	8,328
Cryolife, Inc. (a)	302	1,392
Cyberonics, Inc. (a)	315	9,072
Cynosure, Inc. Class A (a)	109	1,327
Delcath Systems, Inc. (a)	503	1,821
DexCom, Inc. (a)	759	7,431
DynaVox, Inc. Class A (a)	87	294
Endologix, Inc. (a)	564	6,142
Exactech, Inc. (a)	92	1,472
Greatbatch, Inc. (a)	266	5,940
Haemonetics Corp. (a)	285	17,371
Hansen Medical, Inc. (a)	493	1,548
HeartWare International, Inc. (a)	135	9,171
ICU Medical, Inc. (a)	140	5,503
Insulet Corp. (a)	513	8,372
Integra LifeSciences Holdings Corp. (a)	233	7,470
Invacare Corp.	324	7,274
IRIS International, Inc. (a)	187	1,694
Kensey Nash Corp. (a)	110	2,957
Mako Surgical Corp. (a)	361	13,880
Masimo Corp.	584	12,077
Medical Action Industries, Inc. (a)	152	796
Meridian Bioscience, Inc.	456	8,308
Merit Medical Systems, Inc. (a)	430	5,771
Natus Medical, Inc. (a)	360	3,096
Neogen Corp. (a)	258	9,972
Neoprobe Corp. (a)	1,021	2,900
NuVasive, Inc. (a)	445	6,595
NxStage Medical, Inc. (a)	503	11,564
OraSure Technologies, Inc. (a)	550	5,110
Orthofix International NV (a)	205	7,198
Palomar Medical Technologies, Inc. (a)	176	1,498
Quidel Corp. (a)	326	5,822
Rockwell Medical Technologies, Inc. (a)	172	1,450
RTI Biologics, Inc. (a)	722	3,249
Solta Medical, Inc. (a)	675	1,478
SonoSite, Inc. (a)	162	5,020
Staar Surgical Co. (a)	379	3,411
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Stereotaxis, Inc. (a)	410	$ 476
Steris Corp.	658	20,385
SurModics, Inc. (a)	163	1,718
Symmetry Medical, Inc. (a)	389	3,536
Synergetics USA, Inc. (a)	244	1,632
Synovis Life Technologies, Inc. (a)	151	2,712
The Spectranetics Corp. (a)	417	3,269
Tornier BV	108	2,510
Unilife Corp. (a)	694	3,678
Uroplasty, Inc. (a)	231	1,042
Vascular Solutions, Inc. (a)	233	2,472
Volcano Corp. (a)	585	14,584
West Pharmaceutical Services, Inc.	374	14,537
Wright Medical Group, Inc. (a)	439	7,546
Young Innovations, Inc.	59	1,696
Zoll Medical Corp. (a)	244	9,226
		380,548
Health Care Providers & Services - 3.0%
Accretive Health, Inc. (a)	447	10,643
Air Methods Corp. (a)	125	10,103
Alliance Healthcare Services, Inc. (a)	227	252
Almost Family, Inc. (a)	88	1,640
Amedisys, Inc. (a)	350	4,596
American Dental Partners, Inc. (a)	143	1,510
AMN Healthcare Services, Inc. (a)	416	1,972
AmSurg Corp. (a)	350	8,866
Assisted Living Concepts, Inc. Class A	240	3,410
Bio-Reference Laboratories, Inc. (a)	283	5,671
BioScrip, Inc. (a)	505	3,283
Capital Senior Living Corp. (a)	288	2,249
CardioNet, Inc. (a)	226	640
Centene Corp. (a)	557	19,579
Chemed Corp.	234	13,890
Chindex International, Inc. (a)	125	1,389
Corvel Corp. (a)	75	3,868
Cross Country Healthcare, Inc. (a)	306	1,530
Emeritus Corp. (a)	348	6,163
ExamWorks Group, Inc. (a)	291	3,070
Five Star Quality Care, Inc. (a)	610	1,580
Gentiva Health Services, Inc. (a)	318	1,317
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Providers & Services - continued
Hanger Orthopedic Group, Inc. (a)	383	$ 6,653
HealthSouth Corp. (a)	1,052	18,578
HealthSpring, Inc. (a)	754	40,671
Healthways, Inc. (a)	355	2,542
HMS Holdings Corp. (a)	946	23,120
IPC The Hospitalist Co., Inc. (a)	184	7,715
Kindred Healthcare, Inc. (a)	588	6,850
Landauer, Inc.	107	5,484
LHC Group, Inc. (a)	199	3,122
Magellan Health Services, Inc. (a)	348	17,912
MedQuist Holdings, Inc. (a)	393	3,360
Metropolitan Health Networks, Inc. (a)	531	3,462
Molina Healthcare, Inc. (a)	321	6,799
MWI Veterinary Supply, Inc. (a)	140	10,570
National Healthcare Corp.	123	4,712
National Research Corp.	17	568
NeoStem, Inc. (a)	423	283
Owens & Minor, Inc.	712	21,303
PharMerica Corp. (a)	343	5,351
Providence Service Corp. (a)	139	1,738
PSS World Medical, Inc. (a)	615	13,684
RadNet, Inc. (a)	283	727
Select Medical Holdings Corp. (a)	543	4,724
Skilled Healthcare Group, Inc. (a)	180	680
Sun Healthcare Group, Inc. (a)	233	610
Sunrise Senior Living, Inc. (a)	688	3,784
Team Health Holdings, Inc. (a)	306	6,218
The Ensign Group, Inc.	195	4,438
Triple-S Management Corp. (a)	208	3,952
U.S. Physical Therapy, Inc.	151	2,948
Universal American Spin Corp. (a)	340	3,910
Vanguard Health Systems, Inc. (a)	321	3,120
Wellcare Health Plans, Inc. (a)	475	23,280
		370,089
Health Care Technology - 0.6%
athenahealth, Inc. (a)	391	20,688
Computer Programs & Systems, Inc.	124	6,333
Epocrates, Inc. (a)	58	505
HealthStream, Inc. (a)	159	2,414
MedAssets, Inc. (a)	556	5,927
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Technology - continued
Medidata Solutions, Inc. (a)	255	$ 4,585
Merge Healthcare, Inc. (a)	543	3,584
Omnicell, Inc. (a)	376	5,621
Quality Systems, Inc.	429	16,692
Transcend Services, Inc. (a)	113	3,088
		69,437
Life Sciences Tools & Services - 0.4%
Affymetrix, Inc. (a)	849	4,746
Albany Molecular Research, Inc. (a)	204	655
BG Medicine, Inc.	71	347
Caliper Life Sciences, Inc. (a)	550	5,764
Cambrex Corp. (a)	273	1,504
Complete Genomics, Inc.	92	524
Enzo Biochem, Inc. (a)	432	1,236
eResearchTechnology, Inc. (a)	616	3,148
Fluidigm Corp. (a)	75	1,047
Furiex Pharmaceuticals, Inc. (a)	105	1,491
Harvard Bioscience, Inc. (a)	260	1,186
Luminex Corp. (a)	420	9,223
Medtox Scientific, Inc.	87	1,274
Pacific Biosciences of California, Inc.	376	1,474
PAREXEL International Corp. (a)	660	14,540
Sequenom, Inc. (a)	1,150	5,716
		53,875
Pharmaceuticals - 1.7%
Acura Pharmaceuticals, Inc. (a)	100	444
Aegerion Pharmaceuticals, Inc.	100	1,309
Akorn, Inc. (a)	652	5,861
Ampio Pharmaceuticals, Inc. (a)	211	1,500
Auxilium Pharmaceuticals, Inc. (a)	538	8,371
AVANIR Pharmaceuticals Class A (a)	1,502	4,491
Cadence Pharmaceuticals, Inc. (a)	492	2,868
Columbia Laboratories, Inc. (a)	779	1,971
Corcept Therapeutics, Inc. (a)	449	1,423
Cornerstone Therapeutics, Inc. (a)	75	460
DepoMed, Inc. (a)	580	2,598
Durect Corp. (a)	873	1,388
Endocyte, Inc.	179	1,738
Hi-Tech Pharmacal Co., Inc. (a)	126	4,476
Impax Laboratories, Inc. (a)	728	13,766
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Ista Pharmaceuticals, Inc. (a)	356	$ 1,474
Jazz Pharmaceuticals, Inc. (a)	249	9,701
KV Pharmaceutical Co. Class A (a)	478	531
Lannett Co., Inc. (a)	151	618
MAP Pharmaceuticals, Inc. (a)	230	3,399
Medicis Pharmaceutical Corp. Class A	692	26,497
Nektar Therapeutics (a)	1,285	6,965
Obagi Medical Products, Inc. (a)	195	1,841
Optimer Pharmaceuticals, Inc. (a)	525	7,492
Pacira Pharmaceuticals, Inc.	45	440
Pain Therapeutics, Inc.	381	1,695
Par Pharmaceutical Companies, Inc. (a)	406	12,424
Pernix Therapeutics Holdings, Inc. (a)	35	375
Pozen, Inc. (a)	246	627
Questcor Pharmaceuticals, Inc. (a)	596	24,204
Sagent Pharmaceuticals, Inc.	72	1,840
Salix Pharmaceuticals Ltd. (a)	656	22,471
Santarus, Inc. (a)	562	1,714
Sucampo Pharmaceuticals, Inc. Class A (a)	118	519
The Medicines Company (a)	596	11,157
Transcept Pharmaceuticals, Inc. (a)	48	419
ViroPharma, Inc. (a)	785	15,888
Vivus, Inc. (a)	1,000	9,430
XenoPort, Inc. (a)	463	2,824
		217,209
TOTAL HEALTH CARE		1,550,672
INDUSTRIALS - 15.4%
Aerospace & Defense - 2.0%
AAR Corp.	441	8,789
AeroVironment, Inc. (a)	194	6,408
American Science & Engineering, Inc.	102	6,938
Astronics Corp. (a)	109	3,314
Ceradyne, Inc. (a)	275	9,202
Cubic Corp.	177	8,340
Curtiss-Wright Corp.	520	17,046
DigitalGlobe, Inc. (a)	393	8,017
Ducommun, Inc.	111	1,584
Esterline Technologies Corp. (a)	341	19,062
GenCorp, Inc. (non-vtg.) (a)	718	3,489
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Aerospace & Defense - continued
GeoEye, Inc. (a)	247	$ 8,292
HEICO Corp.	467	26,628
Hexcel Corp. (a)	1,095	27,057
KEYW Holding Corp.	197	1,655
Kratos Defense & Security Solutions, Inc. (a)	427	2,703
LMI Aerospace, Inc. (a)	97	1,951
Moog, Inc. Class A (a)	508	19,675
National Presto Industries, Inc.	56	5,348
Orbital Sciences Corp. (a)	643	9,941
Taser International, Inc. (a)	738	3,668
Teledyne Technologies, Inc. (a)	409	22,278
Triumph Group, Inc.	420	24,402
		245,787
Air Freight & Logistics - 0.3%
Air Transport Services Group, Inc. (a)	657	3,640
Atlas Air Worldwide Holdings, Inc. (a)	291	11,209
Forward Air Corp.	325	10,644
Hub Group, Inc. Class A (a)	412	12,879
Pacer International, Inc. (a)	376	1,771
Park-Ohio Holdings Corp. (a)	92	1,489
		41,632
Airlines - 0.6%
Alaska Air Group, Inc. (a)	400	26,612
Allegiant Travel Co. (a)	166	8,625
Hawaiian Holdings, Inc. (a)	630	3,371
JetBlue Airways Corp. (a)	2,775	12,432
Republic Airways Holdings, Inc. (a)	514	1,336
SkyWest, Inc.	590	7,912
Spirit Airlines, Inc. (a)	160	2,634
US Airways Group, Inc. (a)	1,809	10,438
		73,360
Building Products - 0.6%
A.O. Smith Corp.	426	15,830
AAON, Inc.	225	4,763
Ameresco, Inc. Class A (a)	184	2,022
American Woodmark Corp.	102	1,735
Apogee Enterprises, Inc.	283	3,090
Builders FirstSource, Inc. (a)	422	688
Gibraltar Industries, Inc. (a)	360	4,018
Griffon Corp. (a)	551	5,218
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Building Products - continued
Insteel Industries, Inc.	183	$ 1,887
NCI Building Systems, Inc. (a)	208	1,895
Quanex Building Products Corp.	428	6,313
Simpson Manufacturing Co. Ltd.	462	14,165
Trex Co., Inc. (a)	194	3,585
Universal Forest Products, Inc.	222	6,232
USG Corp. (a)	801	7,417
		78,858
Commercial Services & Supplies - 2.6%
A.T. Cross Co. Class A (a)	107	1,301
ABM Industries, Inc.	598	12,092
ACCO Brands Corp. (a)	592	4,067
American Reprographics Co. (a)	403	1,608
Casella Waste Systems, Inc. Class A (a)	272	1,708
Cenveo, Inc. (a)	573	2,149
Clean Harbors, Inc. (a)	523	30,475
CompX International, Inc. Class A	11	168
Consolidated Graphics, Inc. (a)	107	4,875
Courier Corp.	125	1,086
Deluxe Corp.	572	13,511
EnergySolutions, Inc. (a)	958	3,612
EnerNOC, Inc. (a)	306	2,714
Ennis, Inc.	314	4,594
Fuel Tech, Inc. (a)	209	1,158
G&K Services, Inc. Class A	191	5,799
Healthcare Services Group, Inc.	749	12,995
Heritage-Crystal Clean, Inc. (a)	44	701
Herman Miller, Inc.	638	13,175
Higher One Holdings, Inc. (a)	351	6,192
HNI Corp.	499	12,001
InnerWorkings, Inc. (a)	264	2,389
Interface, Inc. Class A	593	7,733
Intersections, Inc.	98	1,655
Kimball International, Inc. Class B	398	2,241
Knoll, Inc.	534	8,144
M&F Worldwide Corp. (a)	106	2,625
McGrath RentCorp.	274	7,321
Metalico, Inc. (a)	423	1,912
Mine Safety Appliances Co.	301	10,099
Mobile Mini, Inc. (a)	411	7,456
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
Multi-Color Corp.	122	$ 3,234
Quad/Graphics, Inc.	290	5,719
Rollins, Inc.	702	15,290
Schawk, Inc. Class A	127	1,713
Standard Parking Corp. (a)	195	3,430
Steelcase, Inc. Class A	897	6,647
Swisher Hygiene, Inc. (Canada) (a)	1,017	4,469
Sykes Enterprises, Inc. (a)	471	7,503
Team, Inc. (a)	224	5,602
Tetra Tech, Inc. (a)	697	15,216
The Brink's Co.	524	14,562
The Geo Group, Inc. (a)	734	13,381
TMS International Corp.	144	1,237
TRC Companies, Inc. (a)	165	721
Unifirst Corp. Massachusetts	159	8,324
United Stationers, Inc.	512	16,287
US Ecology, Inc.	182	3,287
Viad Corp.	241	5,044
WCA Waste Corp. (a)	156	743
		319,965
Construction & Engineering - 0.8%
Aegion Corp. (a)	445	6,582
Argan, Inc.	118	1,605
Comfort Systems USA, Inc.	453	4,983
Dycom Industries, Inc. (a)	364	7,073
EMCOR Group, Inc.	746	18,702
Furmanite Corp. (a)	465	3,102
Granite Construction, Inc.	429	9,653
Great Lakes Dredge & Dock Corp.	720	3,708
Layne Christensen Co. (a)	225	5,668
MasTec, Inc. (a)	633	13,685
Michael Baker Corp. (a)	88	1,811
MYR Group, Inc. (a)	240	4,630
Northwest Pipe Co. (a)	119	3,174
Orion Marine Group, Inc. (a)	283	1,922
Pike Electric Corp. (a)	182	1,385
Primoris Services Corp.	285	3,711
Sterling Construction Co., Inc. (a)	170	2,117
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Tutor Perini Corp.	364	$ 5,289
UniTek Global Services, Inc. (a)	102	476
		99,276
Electrical Equipment - 1.3%
A123 Systems, Inc. (a)	933	3,200
Active Power, Inc. (a)	893	814
Acuity Brands, Inc.	484	22,409
American Superconductor Corp. (a)	468	2,040
AZZ, Inc.	142	6,342
Belden, Inc.	529	17,076
Brady Corp. Class A	534	16,404
Broadwind Energy, Inc. (a)	1,652	678
Capstone Turbine Corp. (a)	3,060	3,335
Coleman Cable, Inc. (a)	78	793
Encore Wire Corp.	190	5,050
EnerSys (a)	558	12,572
Franklin Electric Co., Inc.	257	11,801
FuelCell Energy, Inc. (a)	1,374	1,470
Generac Holdings, Inc. (a)	286	6,538
Global Power Equipment Group, Inc. (a)	187	4,957
II-VI, Inc. (a)	581	11,045
LSI Industries, Inc.	212	1,427
Powell Industries, Inc. (a)	106	3,563
PowerSecure International, Inc. (a)	175	744
Preformed Line Products Co.	27	1,737
Satcon Technology Corp. (a)	1,036	1,098
Thermon Group Holdings, Inc.	107	1,699
Valence Technology, Inc. (a)	671	643
Vicor Corp.	204	1,867
Woodward, Inc.	689	23,343
		162,645
Industrial Conglomerates - 0.2%
Raven Industries, Inc.	200	12,002
Seaboard Corp.	3	6,594
Standex International Corp.	144	5,560
Tredegar Corp.	279	5,404
		29,560
Machinery - 3.2%
3D Systems Corp. (a)	473	7,696
Accuride Corp. (a)	415	2,623
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Actuant Corp. Class A	768	$ 17,280
Alamo Group, Inc.	87	2,075
Albany International Corp. Class A	312	7,048
Altra Holdings, Inc. (a)	323	4,748
American Railcar Industries, Inc. (a)	102	2,250
Ampco-Pittsburgh Corp.	88	1,847
Astec Industries, Inc. (a)	225	7,481
Badger Meter, Inc.	172	5,631
Barnes Group, Inc.	608	14,148
Blount International, Inc. (a)	543	8,433
Briggs & Stratton Corp.	563	8,220
Cascade Corp.	97	4,181
Chart Industries, Inc. (a)	328	18,535
CIRCOR International, Inc.	194	6,755
CLARCOR, Inc.	560	27,149
Colfax Corp. (a)	282	7,123
Columbus McKinnon Corp. (NY Shares) (a)	242	3,628
Commercial Vehicle Group, Inc. (a)	356	3,927
Douglas Dynamics, Inc.	232	3,485
Dynamic Materials Corp.	163	3,537
Energy Recovery, Inc. (a)	499	1,532
EnPro Industries, Inc. (a)	231	7,956
ESCO Technologies, Inc.	294	8,988
Federal Signal Corp.	752	3,549
Flow International Corp. (a)	530	1,373
Force Protection, Inc. (a)	877	3,227
FreightCar America, Inc. (a)	125	2,369
Gorman-Rupp Co.	179	4,810
Graham Corp.	103	2,373
Greenbrier Companies, Inc. (a)	220	4,094
Hurco Companies, Inc. (a)	84	2,194
John Bean Technologies Corp.	332	5,358
Kadant, Inc. (a)	154	3,334
Kaydon Corp.	361	11,357
L.B. Foster Co. Class A	120	3,060
Lindsay Corp.	140	8,134
Lydall, Inc. (a)	181	1,984
Meritor, Inc. (a)	1,037	9,872
Met-Pro Corp.	158	1,424
Middleby Corp. (a)	209	17,615
Miller Industries, Inc.	122	2,494
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Machinery - continued
Mueller Industries, Inc.	423	$ 17,110
Mueller Water Products, Inc. Class A	1,816	4,994
NACCO Industries, Inc. Class A	68	5,583
NN, Inc. (a)	185	1,635
Omega Flex, Inc. (a)	26	307
PMFG, Inc. (a)	187	3,824
RBC Bearings, Inc. (a)	242	9,801
Robbins & Myers, Inc.	441	19,708
Sauer-Danfoss, Inc. (a)	136	5,266
Sun Hydraulics Corp.	227	6,529
Tecumseh Products Co. Class A (non-vtg.) (a)	265	1,685
Tennant Co.	214	8,280
Titan International, Inc.	464	10,440
TriMas Corp. (a)	295	5,750
Twin Disc, Inc.	102	3,968
Wabash National Corp. (a)	800	5,520
Watts Water Technologies, Inc. Class A	332	10,455
Xerium Technologies, Inc. (a)	124	1,285
		397,037
Marine - 0.1%
Baltic Trading Ltd.	190	1,056
Eagle Bulk Shipping, Inc. (a)	713	1,105
Excel Maritime Carriers Ltd. (a)	505	1,434
Genco Shipping & Trading Ltd. (a)	369	3,321
International Shipholding Corp.	61	1,241
Ultrapetrol (Bahamas) Ltd. (a)	198	588
		8,745
Professional Services - 1.5%
Acacia Research Corp. - Acacia Technologies (a)	479	19,083
Advisory Board Co. (a)	177	10,841
Barrett Business Services, Inc.	86	1,365
CBIZ, Inc. (a)	492	3,114
CDI Corp.	136	1,786
Corporate Executive Board Co.	387	14,160
CoStar Group, Inc. (a)	283	17,413
CRA International, Inc. (a)	138	2,666
Dolan Co. (a)	375	3,281
Exponent, Inc. (a)	157	7,564
Franklin Covey Co. (a)	148	1,427
FTI Consulting, Inc. (a)	474	18,680
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Professional Services - continued
GP Strategies Corp. (a)	157	$ 1,856
Heidrick & Struggles International, Inc.	189	3,738
Hill International, Inc. (a)	274	1,534
Hudson Highland Group, Inc. (a)	427	1,977
Huron Consulting Group, Inc. (a)	247	8,894
ICF International, Inc. (a)	229	5,354
Insperity, Inc.	260	6,703
Kelly Services, Inc. Class A (non-vtg.)	317	5,183
Kforce, Inc. (a)	396	5,053
Korn/Ferry International (a)	519	8,288
MISTRAS Group, Inc. (a)	152	3,314
Navigant Consulting, Inc. (a)	583	6,605
Odyssey Marine Exploration, Inc. (a)	755	2,152
On Assignment, Inc. (a)	393	4,240
Pendrell Corp. (a)	1,795	4,452
Resources Connection, Inc.	528	5,856
RPX Corp.	98	1,525
School Specialty, Inc. (a)	181	1,385
TrueBlue, Inc. (a)	455	6,015
VSE Corp.	45	1,094
		186,598
Road & Rail - 1.2%
AMERCO (a)	98	7,420
Arkansas Best Corp.	290	5,974
Avis Budget Group, Inc. (a)	1,180	16,638
Celadon Group, Inc.	263	2,896
Covenant Transport Group, Inc. Class A (a)	78	250
Dollar Thrifty Automotive Group, Inc. (a)	325	19,838
Genesee & Wyoming, Inc. Class A (a)	446	26,408
Heartland Express, Inc.	568	7,617
Knight Transportation, Inc.	694	10,549
Marten Transport Ltd.	167	2,958
Old Dominion Freight Lines, Inc. (a)	532	19,455
Patriot Transportation Holding, Inc. (a)	66	1,518
Quality Distribution, Inc. (a)	159	1,792
RailAmerica, Inc. (a)	228	3,117
Roadrunner Transportation Systems, Inc. (a)	98	1,636
Saia, Inc. (a)	208	2,777
Swift Transporation Co.	878	7,814
Universal Truckload Services, Inc.	51	792
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Werner Enterprises, Inc.	492	$ 11,660
Zipcar, Inc. (a)	106	2,168
		153,277
Trading Companies & Distributors - 1.0%
Aceto Corp.	283	1,794
Aircastle Ltd.	602	7,302
Applied Industrial Technologies, Inc.	471	15,835
Beacon Roofing Supply, Inc. (a)	512	9,436
CAI International, Inc. (a)	128	1,998
DXP Enterprises, Inc. (a)	91	2,273
Essex Rental Corp. (a)	159	453
H&E Equipment Services, Inc. (a)	341	3,741
Houston Wire & Cable Co.	185	2,362
Interline Brands, Inc. (a)	383	5,707
Kaman Corp.	290	9,643
Lawson Products, Inc.	32	533
RSC Holdings, Inc. (a)	760	7,418
Rush Enterprises, Inc. Class A (a)	362	6,987
SeaCube Container Leasing Ltd.	119	1,654
TAL International Group, Inc.	253	7,041
Textainer Group Holdings Ltd.	138	3,788
Titan Machinery, Inc. (a)	163	3,803
United Rentals, Inc. (a)	701	16,410
Watsco, Inc.	317	19,546
		127,724
Transportation Infrastructure - 0.0%
Wesco Aircraft Holdings, Inc. (a)	209	2,360
TOTAL INDUSTRIALS		1,926,824
INFORMATION TECHNOLOGY - 17.3%
Communications Equipment - 2.3%
ADTRAN, Inc.	727	24,427
Anaren, Inc. (a)	161	3,080
Arris Group, Inc. (a)	1,388	14,935
Aruba Networks, Inc. (a)	960	22,742
Aviat Networks, Inc. (a)	642	1,316
Bel Fuse, Inc. Class B (non-vtg.)	110	1,967
BigBand Networks, Inc. (a)	502	1,124
Black Box Corp.	207	5,794
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Communications Equipment - continued
Blue Coat Systems, Inc. (a)	485	$ 7,809
Calix Networks, Inc. (a)	398	3,467
Communications Systems, Inc.	76	1,252
Comtech Telecommunications Corp.	257	8,509
DG FastChannel, Inc. (a)	311	5,797
Dialogic, Inc. (a)	143	296
Digi International, Inc. (a)	268	3,428
EMCORE Corp. (a)	1,027	1,017
Emulex Corp. (a)	985	8,254
Extreme Networks, Inc. (a)	1,134	3,345
Finisar Corp. (a)	1,008	20,654
Globecomm Systems, Inc. (a)	239	3,248
Harmonic, Inc. (a)	1,174	6,457
Infinera Corp. (a)	1,175	8,589
InterDigital, Inc.	509	22,116
Ixia (a)	462	5,234
KVH Industries, Inc. (a)	165	1,214
Loral Space & Communications Ltd. (a)	125	7,563
Meru Networks, Inc. (a)	100	543
NETGEAR, Inc. (a)	408	14,468
NumereX Corp. Class A (a)	89	708
Oclaro, Inc. (a)	521	2,141
Oplink Communications, Inc. (a)	206	3,341
Opnext, Inc. (a)	406	403
ORBCOMM, Inc. (a)	400	1,100
Plantronics, Inc.	542	18,108
Powerwave Technologies, Inc. (a)	317	1,144
Procera Networks, Inc. (a)	154	1,756
ShoreTel, Inc. (a)	584	3,416
Sonus Networks, Inc. (a)	2,443	6,474
Sycamore Networks, Inc.	242	4,651
Symmetricom, Inc. (a)	562	2,894
Tekelec (a)	695	6,825
ViaSat, Inc. (a)	409	17,419
Westell Technologies, Inc. Class A (a)	580	1,166
		280,191
Computers & Peripherals - 0.6%
Avid Technology, Inc. (a)	299	1,854
Cray, Inc. (a)	467	2,956
Dot Hill Systems Corp. (a)	660	1,135
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Computers & Peripherals - continued
Electronics for Imaging, Inc. (a)	523	$ 7,845
Imation Corp. (a)	309	2,076
Immersion Corp. (a)	297	2,040
Intermec, Inc. (a)	688	5,552
Intevac, Inc. (a)	240	1,932
Novatel Wireless, Inc. (a)	362	1,437
OCZ Technology Group, Inc. (a)	603	4,263
Quantum Corp. (a)	2,313	6,037
Rimage Corp.	107	1,188
Silicon Graphics International Corp. (a)	365	5,278
STEC, Inc. (a)	477	5,400
Stratasys, Inc. (a)	237	6,645
Super Micro Computer, Inc. (a)	317	5,072
Synaptics, Inc. (a)	354	11,962
Xyratex Ltd.	326	4,447
		77,119
Electronic Equipment & Components - 2.5%
Aeroflex Holding Corp.	205	2,232
Agilysys, Inc. (a)	191	1,622
Anixter International, Inc.	326	19,133
Benchmark Electronics, Inc. (a)	669	9,192
Brightpoint, Inc. (a)	762	7,734
Checkpoint Systems, Inc. (a)	456	6,042
Cognex Corp.	466	15,793
Coherent, Inc. (a)	280	14,272
CTS Corp.	365	3,387
Daktronics, Inc.	366	3,697
DDi Corp.	165	1,516
DTS, Inc. (a)	200	5,618
Echelon Corp. (a)	442	2,988
Electro Rent Corp.	225	3,616
Electro Scientific Industries, Inc. (a)	275	3,380
eMagin Corp. (a)	161	679
Fabrinet (a)	211	2,616
FARO Technologies, Inc. (a)	183	7,646
FEI Co. (a)	435	17,296
GSI Group, Inc. (a)	326	3,185
Identive Group, Inc. (a)	359	851
Insight Enterprises, Inc. (a)	517	8,737
KEMET Corp. (a)	527	4,859
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Components - continued
LeCroy Corp. (a)	176	$ 1,806
Littelfuse, Inc.	254	12,436
Maxwell Technologies, Inc. (a)	287	5,731
Measurement Specialties, Inc. (a)	173	5,399
Mercury Computer Systems, Inc. (a)	354	5,168
Methode Electronics, Inc. Class A	394	3,660
Microvision, Inc. (a)	976	693
MTS Systems Corp.	175	6,417
Multi-Fineline Electronix, Inc. (a)	94	2,156
NeoPhotonics Corp.	80	418
Newport Corp. (a)	429	5,942
OSI Systems, Inc. (a)	211	9,347
Park Electrochemical Corp.	232	6,566
PC Connection, Inc. (a)	86	718
Plexus Corp. (a)	394	10,126
Power-One, Inc. (a)	710	3,515
Pulse Electronics Corp.	457	1,613
RadiSys Corp. (a)	213	1,248
Richardson Electronics Ltd.	145	1,884
Rofin-Sinar Technologies, Inc. (a)	315	8,190
Rogers Corp. (a)	179	7,727
Sanmina-SCI Corp. (a)	900	7,929
ScanSource, Inc. (a)	296	10,289
SYNNEX Corp. (a)	283	8,170
TTM Technologies, Inc. (a)	591	6,601
Universal Display Corp. (a)	432	20,231
Viasystems Group, Inc. (a)	27	556
Vishay Precision Group, Inc. (a)	129	1,882
X-Rite, Inc. (a)	300	1,353
Zygo Corp. (a)	204	3,129
		306,991
Internet Software & Services - 1.8%
Active Network, Inc.	127	1,707
Ancestry.com, Inc. (a)	358	8,152
Bankrate, Inc.	277	5,393
Carbonite, Inc.	81	1,022
comScore, Inc. (a)	357	7,536
Constant Contact, Inc. (a)	333	6,740
Cornerstone OnDemand, Inc.	121	1,744
DealerTrack Holdings, Inc. (a)	452	9,804
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Demand Media, Inc.	73	$ 509
Dice Holdings, Inc. (a)	559	5,691
Digital River, Inc. (a)	446	8,175
EarthLink, Inc.	1,226	8,594
FriendFinder Networks, Inc. (a)	51	95
InfoSpace, Inc. (a)	437	3,828
Internap Network Services Corp. (a)	627	3,561
IntraLinks Holdings, Inc. (a)	391	3,398
j2 Global Communications, Inc.	517	15,913
Keynote Systems, Inc.	148	3,533
KIT Digital, Inc. (a)	468	4,212
Limelight Networks, Inc. (a)	711	1,977
Liquidity Services, Inc. (a)	216	7,033
LivePerson, Inc. (a)	542	6,824
LogMeIn, Inc. (a)	227	9,232
LoopNet, Inc. (a)	177	3,131
Marchex, Inc. Class B	220	1,956
ModusLink Global Solutions, Inc.	461	1,927
Move, Inc. (a)	1,943	3,575
NIC, Inc.	710	9,805
OpenTable, Inc. (a)	267	11,711
Openwave Systems, Inc. (a)	1,187	1,840
Perficient, Inc. (a)	251	2,392
quepasa.com, Inc. (a)	63	304
QuinStreet, Inc. (a)	292	3,355
RealNetworks, Inc.	219	2,137
Responsys, Inc.	107	1,168
RightNow Technologies, Inc. (a)	278	11,957
Saba Software, Inc. (a)	295	2,047
SciQuest, Inc. (a)	129	1,914
SPS Commerce, Inc. (a)	111	2,171
Stamps.com, Inc.	132	4,298
Support.com, Inc. (a)	544	1,148
TechTarget, Inc. (a)	171	1,267
Travelzoo, Inc. (a)	59	1,880
United Online, Inc.	1,011	5,975
ValueClick, Inc. (a)	877	15,435
Vocus, Inc. (a)	187	3,811
Web.com, Inc. (a)	362	3,497
XO Group, Inc. (a)	316	2,917
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Zillow, Inc. (a)	40	$ 1,188
Zix Corp. (a)	687	1,704
		229,183
IT Services - 1.9%
Acxiom Corp. (a)	901	11,884
CACI International, Inc. Class A (a)	296	16,247
Cardtronics, Inc. (a)	483	12,041
Cass Information Systems, Inc.	90	3,527
Ciber, Inc. (a)	656	2,283
Computer Task Group, Inc. (a)	158	2,018
Convergys Corp. (a)	1,169	12,508
CSG Systems International, Inc. (a)	395	5,625
Dynamics Research Corp. (a)	83	800
Echo Global Logistics, Inc. (a)	120	1,853
Euronet Worldwide, Inc. (a)	561	10,867
ExlService Holdings, Inc. (a)	192	5,007
Forrester Research, Inc.	170	6,088
Global Cash Access Holdings, Inc. (a)	672	2,003
Hackett Group, Inc. (a)	335	1,384
Heartland Payment Systems, Inc.	429	9,335
iGate Corp.	365	4,920
Jack Henry & Associates, Inc.	957	31,016
Lionbridge Technologies, Inc. (a)	791	2,144
ManTech International Corp. Class A	259	9,099
Maximus, Inc.	385	15,531
MoneyGram International, Inc. (a)	867	2,220
NCI, Inc. Class A (a)	62	846
PRG-Schultz International, Inc. (a)	221	1,180
Sapient Corp.	1,237	15,289
ServiceSource International, Inc.	108	1,437
Stream Global Services, Inc. (a)	85	266
Syntel, Inc.	172	8,411
Teletech Holdings, Inc. (a)	299	5,227
TNS, Inc. (a)	293	5,722
Unisys Corp. (a)	477	12,397
Virtusa Corp. (a)	154	2,509
Wright Express Corp. (a)	430	20,158
		241,842
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Analogic Technologies, Inc. (a)	444	1,936
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Advanced Energy Industries, Inc. (a)	514	$ 4,801
Alpha & Omega Semiconductor Ltd. (a)	160	1,352
Amkor Technology, Inc. (a)	1,220	5,905
Amtech Systems, Inc. (a)	89	910
ANADIGICS, Inc. (a)	715	1,880
Applied Micro Circuits Corp. (a)	758	5,109
ATMI, Inc. (a)	354	7,222
Axcelis Technologies, Inc. (a)	1,149	1,609
AXT, Inc. (a)	334	1,570
Brooks Automation, Inc.	742	7,754
Cabot Microelectronics Corp. (a)	260	10,015
Cavium, Inc. (a)	548	17,914
Ceva, Inc. (a)	260	8,078
Cirrus Logic, Inc. (a)	741	12,330
Cohu, Inc.	296	3,283
Cymer, Inc. (a)	341	14,816
Diodes, Inc. (a)	393	8,791
DSP Group, Inc. (a)	253	1,564
Entegris, Inc. (a)	1,493	13,377
Entropic Communications, Inc. (a)	881	5,127
Exar Corp. (a)	373	2,279
FormFactor, Inc. (a)	599	3,582
FSI International, Inc. (a)	359	887
GSI Technology, Inc. (a)	316	1,548
GT Advanced Technologies, Inc. (a)	1,400	11,480
Hittite Microwave Corp. (a)	354	18,620
Inphi Corp.	213	2,352
Integrated Device Technology, Inc. (a)	1,631	9,916
Integrated Silicon Solution, Inc. (a)	344	3,168
IXYS Corp. (a)	258	3,527
Kopin Corp. (a)	815	3,301
Kulicke & Soffa Industries, Inc. (a)	805	7,768
Lattice Semiconductor Corp. (a)	1,315	8,324
LTX-Credence Corp. (a)	590	3,735
MaxLinear, Inc. Class A (a)	253	1,472
Micrel, Inc.	579	6,381
Microsemi Corp. (a)	969	17,888
Mindspeed Technologies, Inc. (a)	347	1,929
MIPS Technologies, Inc. (a)	647	3,552
MKS Instruments, Inc.	581	15,478
Monolithic Power Systems, Inc. (a)	316	3,937
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
MoSys, Inc. (a)	359	$ 1,389
Nanometrics, Inc. (a)	213	3,595
Netlogic Microsystems, Inc. (a)	766	37,687
NVE Corp. (a)	50	2,751
Omnivision Technologies, Inc. (a)	647	10,553
PDF Solutions, Inc. (a)	269	1,391
Pericom Semiconductor Corp. (a)	332	2,819
Photronics, Inc. (a)	618	3,875
PLX Technology, Inc. (a)	487	1,583
Power Integrations, Inc.	323	11,508
Rambus, Inc. (a)	1,100	19,503
RF Micro Devices, Inc. (a)	3,110	22,827
Rubicon Technology, Inc. (a)	181	1,886
Rudolph Technologies, Inc. (a)	404	2,977
Semtech Corp. (a)	734	17,924
Sigma Designs, Inc. (a)	397	3,311
Silicon Image, Inc. (a)	918	5,912
Spansion, Inc. Class A (a)	569	5,855
Standard Microsystems Corp. (a)	259	6,413
Supertex, Inc. (a)	114	2,104
Tessera Technologies, Inc. (a)	569	7,835
TriQuint Semiconductor, Inc. (a)	1,830	9,736
Ultra Clean Holdings, Inc. (a)	253	1,386
Ultratech, Inc. (a)	290	6,322
Veeco Instruments, Inc. (a)	454	12,117
Volterra Semiconductor Corp. (a)	277	6,565
		476,291
Software - 4.4%
Accelrys, Inc. (a)	674	4,469
ACI Worldwide, Inc. (a)	371	11,379
Actuate Corp. (a)	369	2,399
Advent Software, Inc. (a)	368	10,083
American Software, Inc. Class A	289	2,260
Aspen Technology, Inc. (a)	938	16,265
Blackbaud, Inc.	500	14,015
Bottomline Technologies, Inc. (a)	398	9,667
BroadSoft, Inc. (a)	252	9,072
Callidus Software, Inc. (a)	385	2,179
CommVault Systems, Inc. (a)	497	21,162
Concur Technologies, Inc. (a)	503	23,400
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Convio, Inc. (a)	135	$ 1,295
Deltek, Inc. (a)	236	1,737
DemandTec, Inc. (a)	413	3,122
Digimarc Corp. (a)	65	1,739
Ebix, Inc.	334	5,715
Ellie Mae, Inc.	78	398
EPIQ Systems, Inc.	369	5,262
ePlus, Inc. (a)	36	978
Fair Isaac Corp.	441	12,061
FalconStor Software, Inc. (a)	352	1,193
Glu Mobile, Inc. (a)	476	1,442
Guidance Software, Inc. (a)	129	775
Interactive Intelligence Group, Inc. (a)	169	4,690
JDA Software Group, Inc. (a)	473	15,075
Kenexa Corp. (a)	297	6,792
Magma Design Automation, Inc. (a)	705	3,722
Manhattan Associates, Inc. (a)	226	9,571
Mentor Graphics Corp. (a)	1,078	12,246
MicroStrategy, Inc. Class A (a)	90	11,859
Monotype Imaging Holdings, Inc. (a)	413	5,604
Motricity, Inc. (a)	344	605
NetScout Systems, Inc. (a)	418	6,851
NetSuite, Inc. (a)	308	11,716
Opnet Technologies, Inc.	164	7,173
Parametric Technology Corp. (a)	1,333	27,766
Pegasystems, Inc.	189	7,142
Progress Software Corp. (a)	750	15,795
PROS Holdings, Inc. (a)	230	3,648
QAD, Inc. Class A	61	705
QLIK Technologies, Inc. (a)	792	22,627
Quest Software, Inc. (a)	684	12,032
RealD, Inc. (a)	482	5,384
RealPage, Inc. (a)	339	8,933
Rosetta Stone, Inc. (a)	124	1,231
S1 Corp. (a)	550	5,352
SeaChange International, Inc. (a)	270	2,279
Smith Micro Software, Inc. (a)	333	390
SolarWinds, Inc. (a)	646	18,644
Sourcefire, Inc. (a)	317	8,733
SRS Labs, Inc. (a)	112	787
SS&C Technologies Holdings, Inc. (a)	265	4,203
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
SuccessFactors, Inc. (a)	943	$ 25,178
Synchronoss Technologies, Inc. (a)	297	8,928
Take-Two Interactive Software, Inc. (a)	828	13,066
Taleo Corp. Class A (a)	463	15,001
Tangoe, Inc. (a)	107	1,439
TeleCommunication Systems, Inc. Class A (a)	491	1,620
TeleNav, Inc. (a)	177	1,517
THQ, Inc. (a)	761	1,621
TiVo, Inc. (a)	1,338	14,491
Tyler Technologies, Inc. (a)	355	11,207
Ultimate Software Group, Inc. (a)	292	17,573
Vasco Data Security International, Inc. (a)	290	2,395
Verint Systems, Inc. (a)	241	7,182
VirnetX Holding Corp. (a)	455	9,805
Wave Systems Corp. Class A (a)	848	2,213
Websense, Inc. (a)	447	7,974
		544,832
TOTAL INFORMATION TECHNOLOGY		2,156,449
MATERIALS - 4.5%
Chemicals - 2.0%
A. Schulman, Inc.	346	7,304
American Vanguard Corp.	273	3,377
Balchem Corp.	322	11,872
Calgon Carbon Corp. (a)	626	9,985
Chase Corp.	59	826
Chemtura Corp. (a)	1,077	13,075
Ferro Corp. (a)	986	6,379
Flotek Industries, Inc. (a)	588	4,375
FutureFuel Corp.	191	2,158
Georgia Gulf Corp. (a)	383	6,932
H.B. Fuller Co.	548	11,777
Hawkins, Inc.	103	3,943
Innophos Holdings, Inc.	239	10,514
Innospec, Inc. (a)	266	8,033
KMG Chemicals, Inc.	108	1,570
Koppers Holdings, Inc.	231	7,644
Kraton Performance Polymers, Inc. (a)	360	7,085
Landec Corp. (a)	280	1,739
LSB Industries, Inc. (a)	207	7,334
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Minerals Technologies, Inc.	202	$ 11,078
NewMarket Corp.	100	19,414
NL Industries, Inc.	62	901
Olin Corp.	893	16,842
OM Group, Inc. (a)	343	9,916
OMNOVA Solutions, Inc. (a)	470	2,082
PolyOne Corp.	1,029	11,515
Quaker Chemical Corp.	150	5,219
Senomyx, Inc. (a)	421	1,920
Sensient Technologies Corp.	559	20,661
Spartech Corp. (a)	344	1,397
Stepan Co.	92	7,111
STR Holdings, Inc. (a)	379	3,240
TPC Group, Inc. (a)	162	3,219
Zep, Inc.	231	3,520
Zoltek Companies, Inc. (a)	287	2,081
		246,038
Construction Materials - 0.2%
Eagle Materials, Inc.	491	10,105
Headwaters, Inc. (a)	565	994
Texas Industries, Inc.	257	7,710
United States Lime & Minerals, Inc. (a)	36	1,980
		20,789
Containers & Packaging - 0.2%
AEP Industries, Inc. (a)	45	1,216
Boise, Inc.	1,180	7,139
Graphic Packaging Holding Co. (a)	1,787	7,899
Myers Industries, Inc.	385	4,705
		20,959
Metals & Mining - 1.5%
A.M. Castle & Co. (a)	173	2,368
Amcol International Corp.	271	8,181
Century Aluminum Co. (a)	589	6,573
Coeur d'Alene Mines Corp. (a)	996	25,468
General Moly, Inc. (a)	699	2,405
Globe Specialty Metals, Inc.	707	11,786
Gold Resource Corp.	325	7,313
Golden Minerals Co. (a)	284	1,991
Golden Star Resources Ltd. (a)	2,666	5,269
Handy & Harman Ltd. (a)	54	648
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Haynes International, Inc.	136	$ 7,955
Hecla Mining Co. (a)	3,114	19,525
Horsehead Holding Corp. (a)	459	3,984
Jaguar Mining, Inc. (a)	988	5,104
Kaiser Aluminum Corp.	183	8,502
Materion Corp. (a)	232	6,134
Metals USA Holdings Corp. (a)	131	1,427
Midway Gold Corp. (a)	896	1,882
Noranda Aluminium Holding Corp.	233	2,158
Olympic Steel, Inc.	97	1,984
Paramount Gold & Silver Corp. (a)	1,399	3,721
Revett Minerals, Inc. (a)	233	970
RTI International Metals, Inc. (a)	338	8,920
Stillwater Mining Co. (a)	1,151	13,075
SunCoke Energy, Inc. (a)	131	1,653
Thompson Creek Metals Co., Inc. (a)	1,696	12,182
Universal Stainless & Alloy Products, Inc. (a)	88	3,313
US Energy Corp. (a)	227	711
US Gold Corp. (a)	1,231	5,589
Vista Gold Corp. (a)	892	3,212
Worthington Industries, Inc.	638	11,025
		195,028
Paper & Forest Products - 0.6%
Buckeye Technologies, Inc.	442	13,366
Clearwater Paper Corp. (a)	256	8,481
Deltic Timber Corp.	120	8,123
Glatfelter	514	7,710
Kapstone Paper & Packaging Corp. (a)	440	7,216
Louisiana-Pacific Corp. (a)	1,460	9,709
Neenah Paper, Inc.	189	3,119
Schweitzer-Mauduit International, Inc.	178	12,517
Verso Paper Corp. (a)	139	254
Wausau-Mosinee Paper Corp.	597	4,478
		74,973
TOTAL MATERIALS		557,787
TELECOMMUNICATION SERVICES - 0.9%
Diversified Telecommunication Services - 0.7%
8x8, Inc. (a)	789	2,967
Common Stocks - continued
	Shares	Value
TELECOMMUNICATION SERVICES - continued
Diversified Telecommunication Services - continued
AboveNet, Inc.	254	$ 15,075
Alaska Communication Systems Group, Inc.	482	3,408
Atlantic Tele-Network, Inc.	100	3,795
Boingo Wireless, Inc.	53	405
Cbeyond, Inc. (a)	364	2,999
Cincinnati Bell, Inc. New (a)	2,241	7,216
Cogent Communications Group, Inc. (a)	475	7,624
Consolidated Communications Holdings, Inc.	305	5,758
FairPoint Communications, Inc. (a)	307	1,649
General Communications, Inc. Class A (a)	497	4,697
Globalstar, Inc. (a)	950	675
HickoryTech Corp.	144	1,607
IDT Corp. Class B	169	1,944
inContact, Inc. (a)	345	1,428
Iridium Communications, Inc. (a)	532	3,384
Neutral Tandem, Inc. (a)	371	3,910
PAETEC Holding Corp. (a)	1,406	7,705
Premiere Global Services, Inc. (a)	610	5,527
SureWest Communications	148	1,698
Towerstream Corp. (a)	468	1,348
Vonage Holdings Corp. (a)	1,627	5,450
		90,269
Wireless Telecommunication Services - 0.2%
Leap Wireless International, Inc. (a)	728	5,060
NTELOS Holdings Corp.	349	6,638
Shenandoah Telecommunications Co.	284	3,851
USA Mobility, Inc.	267	3,490
		19,039
TOTAL TELECOMMUNICATION SERVICES		109,308
UTILITIES - 3.7%
Electric Utilities - 1.5%
Allete, Inc.	364	14,382
Central Vermont Public Service Corp.	154	5,447
Cleco Corp.	674	24,850
El Paso Electric Co.	472	15,118
Empire District Electric Co.	463	9,246
IDACORP, Inc.	551	22,249
MGE Energy, Inc.	255	11,128
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Electric Utilities - continued
Otter Tail Corp.	401	$ 7,783
PNM Resources, Inc.	978	17,584
Portland General Electric Co.	845	20,736
UIL Holdings Corp.	583	19,869
Unisource Energy Corp.	421	15,695
Unitil Corp.	109	2,907
		186,994
Gas Utilities - 1.3%
Chesapeake Utilities Corp.	94	3,985
Laclede Group, Inc.	250	10,030
New Jersey Resources Corp.	464	21,817
Nicor, Inc.	503	28,294
Northwest Natural Gas Co.	310	14,483
Piedmont Natural Gas Co., Inc.	808	26,414
South Jersey Industries, Inc.	342	19,258
Southwest Gas Corp.	519	20,490
WGL Holdings, Inc.	577	24,701
		169,472
Independent Power Producers & Energy Traders - 0.3%
Atlantic Power Corp.	915	12,327
Black Hills Corp.	450	15,170
Dynegy, Inc. (a)	1,237	4,540
Ormat Technologies, Inc.	190	3,608
		35,645
Multi-Utilities - 0.3%
Avista Corp.	648	16,492
CH Energy Group, Inc.	173	9,551
Genie Energy Ltd. Class B (a)	138	1,145
NorthWestern Energy Corp.	416	14,331
		41,519
Water Utilities - 0.3%
American States Water Co.	195	6,813
Artesian Resources Corp. Class A	72	1,310
Cadiz, Inc. (a)	139	1,336
California Water Service Group	465	8,635
Connecticut Water Service, Inc.	88	2,353
Consolidated Water Co., Inc.	201	1,865
Middlesex Water Co.	157	2,975
Pennichuck Corp.	50	1,423
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
SJW Corp.	149	$ 3,469
York Water Co.	130	2,210
		32,389
TOTAL UTILITIES		466,019
TOTAL COMMON STOCKS (Cost $11,678,264)		12,422,597
U.S. Treasury Obligations - 0.4%
Principal Amount
U.S. Treasury Bills, yield at date of purchase 0.05% 3/8/12 (c) (Cost $49,997)	$ 50,000	49,961
Money Market Funds - 7.1%
	Shares
Fidelity Cash Central Fund, 0.12% (b) (Cost $887,334)	887,334	887,334
TOTAL INVESTMENT PORTFOLIO - 106.9% (Cost $12,615,595)		13,359,892
NET OTHER ASSETS (LIABILITIES) - (6.9)%		(867,698)
NET ASSETS - 100%		$ 12,492,194
Futures Contracts
	Expiration Date	Underlying Face Amount at Value	Unrealized Appreciation/ (Depreciation)
Purchased
Equity Index Contracts
1 NYFE Russell 2000 Mini Index Contracts	Dec. 2011	$ 73,930	$ 9,928
The face value of futures purchased as a percentage of net assets is 0.6%
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $49,961.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 106
Other Information

The following is a summary of the inputs used, as of October 31, 2011, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the tables below, please refer to the Security Valuation section in the accompanying Notes to Financial Statements.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 1,646,033	$ 1,646,033	$ -	$ -
Consumer Staples	454,715	454,715	-	-
Energy	852,707	852,707	-	-
Financials	2,702,083	2,701,473	-	610
Health Care	1,550,672	1,550,672	-	-
Industrials	1,926,824	1,926,824	-	-
Information Technology	2,156,449	2,156,449	-	-
Materials	557,787	557,787	-	-
Telecommunication Services	109,308	109,308	-	-
Utilities	466,019	466,019	-	-
U.S. Government and Government Agency Obligations	49,961	-	49,961	-
Money Market Funds	887,334	887,334	-	-
Total Investments in Securities:	$ 13,359,892	$ 13,309,321	$ 49,961	$ 610
Derivative Instruments:
Assets
Futures Contracts	$ 9,928	$ 9,928	$ -	$ -
The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:
Investments in Securities:
Beginning Balance	$ -
Total Realized Gain (Loss)	-
Total Unrealized Gain (Loss)	(8,252)
Cost of Purchases	8,862
Proceeds of Sales	-
Amortization/Accretion	-
Transfers in to Level 3	-
Transfers out of Level 3	-
Ending Balance	$ 610
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at October 31, 2011	$ (8,252)

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) disclosed in the reconciliation are included in Net Gain (Loss) on the Fund's Statement of Operations.

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by risk exposure as of October 31, 2011. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Financial Statements.

Risk Exposure / Derivative Type	Value
	Asset	Liability
Equity Risk
Futures Contracts (a)	$ 9,928	$ -
Total Value of Derivatives	$ 9,928	$ -

(a) Reflects cumulative appreciation/(depreciation) on futures contracts as disclosed on the Schedule of Investments. Only the period end variation margin is separately disclosed on the Statement of Assets and Liabilities.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

	October 31, 2011 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule: Unaffiliated issuers (cost $11,728,261)	$ 12,472,558
Fidelity Central Funds (cost $887,334)	887,334
Total Investments (cost $12,615,595)		$ 13,359,892
Segregated cash with broker for futures contracts		42,100
Receivable for investments sold		1,423
Receivable for fund shares sold		80,380
Dividends receivable		4,534
Distributions receivable from Fidelity Central Funds		44
Receivable from investment adviser for expense reductions		466
Total assets		13,488,839

Liabilities
Payable for investments purchased	$ 967,691
Accrued management fee	1,361
Payable for daily variation margin on futures contracts	26,891
Other affiliated payables	702
Total liabilities		996,645

Net Assets		$ 12,492,194
Net Assets consist of:
Paid in capital		$ 11,731,041
Undistributed net investment income		18,603
Accumulated undistributed net realized gain (loss) on investments		(11,677)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		754,227
Net Assets		$ 12,492,194

Investor Class: Net Asset Value, offering price and redemption price per share ($1,202,403 ÷ 112,660 shares)		$ 10.67

Fidelity Advantage Class: Net Asset Value, offering price and redemption price per share ($5,951,718 ÷ 557,519 shares)		$ 10.68

Institutional Class: Net Asset Value, offering price and redemption price per share ($2,668,997 ÷ 250,001 shares)		$ 10.68

Fidelity Advantage Institutional Class: Net Asset Value, offering price and redemption price per share ($2,669,076 ÷ 250,001 shares)		$ 10.68

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements - continued

Statement of Operations

		For the period September 8, 2011 (commencement of operations) to October 31, 2011 (Unaudited)

Investment Income
Dividends		$ 21,243
Interest		53
Income from Fidelity Central Funds		106
Total income		21,402

Expenses
Management fee	$ 2,368
Transfer agent fees	1,237
Independent trustees' compensation	3
Total expenses before reductions	3,608
Expense reductions	(809)	2,799
Net investment income (loss)		18,603
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	52
Futures contracts	(11,729)
Total net realized gain (loss)		(11,677)
Change in net unrealized appreciation (depreciation) on: Investment securities	744,297
Assets and liabilities in foreign currencies	2
Futures contracts	9,928
Total change in net unrealized appreciation (depreciation)		754,227
Net gain (loss)		742,550
Net increase (decrease) in net assets resulting from operations		$ 761,153

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Statement of Changes in Net Assets

For the period September 8, 2011 (commencement of operations) to October 31, 2011 (Unaudited)

Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 18,603
Net realized gain (loss)	(11,677)
Change in net unrealized appreciation (depreciation)	754,227
Net increase (decrease) in net assets resulting from operations	761,153
Share transactions - net increase (decrease)	11,731,041
Total increase (decrease) in net assets	12,492,194

Net Assets
Beginning of period	-
End of period (including undistributed net investment income of $18,603)	$ 12,492,194

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Investor Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss) D	.02
Net realized and unrealized gain (loss)	.65
Total from investment operations	.67
Net asset value, end of period	$ 10.67
Total Return B, C	6.70%
Ratios to Average Net Assets E, H
Expenses before reductions	.36% A
Expenses net of fee waivers, if any	.31% A
Expenses net of all reductions	.31% A
Net investment income (loss)	1.04% A
Supplemental Data
Net assets, end of period (000 omitted)	$ 1,202
Portfolio turnover rate F	1% I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02
Net realized and unrealized gain (loss)	.66
Total from investment operations	.68
Net asset value, end of period	$ 10.68
Total ReturnB,C	6.80%
Ratios to Average Net AssetsE,H
Expenses before reductions	.23%A
Expenses net of fee waivers, if any	.17%A
Expenses net of all reductions	.17%A
Net investment income (loss)	1.19%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 5,952
Portfolio turnover rateF	1%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Institutional Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02
Net realized and unrealized gain (loss)	.66
Total from investment operations	.68
Net asset value, end of period	$ 10.68
Total ReturnB,C	6.80%
Ratios to Average Net AssetsE,H
Expenses before reductions	.17%A
Expenses net of fee waivers, if any	.13%A
Expenses net of all reductions	.13%A
Net investment income (loss)	1.22%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,669
Portfolio turnover rateF	1%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Highlights - Fidelity Advantage Institutional Class

Period ended October 31	2011 G
Selected Per-Share Data	(Unaudited)
Net asset value, beginning of period	$ 10.00
Income from Investment Operations
Net investment income (loss)D	.02
Net realized and unrealized gain (loss)	.66
Total from investment operations	.68
Net asset value, end of period	$ 10.68
Total ReturnB,C	6.80%
Ratios to Average Net AssetsE,H
Expenses before reductions	.15%A
Expenses net of fee waivers, if any	.11%A
Expenses net of all reductions	.11%A
Net investment income (loss)	1.24%A
Supplemental Data
Net assets, end of period (000 omitted)	$ 2,669
Portfolio turnover rateF	1%I

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

D Calculated based on average shares outstanding during the period.

E Fees and expenses of the underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

F Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

G For the period September 8, 2011 (commencement of operations) to October 31, 2011.

H Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

I Amount not annualized

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended October 31, 2011 (Unaudited)

1. Organization.

Spartan Small Cap Index Fund and Spartan Mid Cap Index Fund (the Funds) are funds of Fidelity Salem Street Trust (the Trust) (formerly Fidelity Fixed-Income Trust) and are authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Each Fund offers Investor Class, Fidelity Advantage® Class, Institutional Class and Fidelity Advantage® Institutional Class shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class. Investment income, realized and unrealized capital gains and losses, the common expenses of each Fund, and certain fund-level expense reductions, if any, are allocated on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of each Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class.

2. Investments in Fidelity Central Funds.

The Funds invest in Fidelity Central Funds, which are open-end investment companies available only to other investment companies and accounts managed by Fidelity Management & Research Company (FMR) and its affiliates. The Funds' Schedules of Investments list each of the Fidelity Central Funds held as of period end, if any, as an investment of each Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Funds indirectly bear their proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) web site at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC web site or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Funds:

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Security Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Each Fund uses independent pricing services approved by the Board of Trustees to value their investments. When current market prices or quotations are not readily available or reliable, valuations may be determined in good faith in accordance with procedures adopted by the Board of Trustees. Factors used in determining value may include market or security specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The value used for net asset value (NAV) calculation under these procedures may differ from published prices for the same securities.

Each Fund categorizes the inputs to valuation techniques used to value their investments into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments

Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)

Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level, as of October 31, 2011, as well as a roll forward of Level 3 securities, is included at the end of each Fund's Schedule of Investments. Valuation techniques used to value each Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when significant market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-traded funds (ETFs) and certain indexes as well as quoted prices for similar securities are used and are categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2. For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 in the hierarchy.

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3. Significant Accounting Policies - continued

Security Valuation - continued

Debt securities, including restricted securities, are valued based on evaluated prices received from independent pricing services or from dealers who make markets in such securities. For U.S. government and government agency obligations, pricing services utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices and are generally categorized as Level 2 in the hierarchy. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing matrices which consider similar factors that would be used by independent pricing services. These are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Foreign Currency. The Funds may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Funds' investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Funds are informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities

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Notes to Financial Statements (Unaudited) - continued

3. Significant Accounting Policies - continued

Investment Transactions and Income - continued

received. Distributions received on securities that represent a return of capital or capital gain are recorded as a reduction of cost of investments and/or as a realized gain. The Funds estimate the components of distributions received that may be considered return of capital distributions or capital gain distributions. Interest income and distributions from the Fidelity Central Funds are accrued as earned. Interest income includes coupon interest and amortization of premium and accretion of discount on debt securities. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, each Fund intends to qualify as a regulated investment company, including distributing substantially all of its taxable income and realized gains under Subchapter M of the Internal Revenue Code and filing its U.S. federal tax return. As a result, no provision for income taxes is required. A fund's federal tax return is subject to examination by the Internal Revenue Service (IRS) for a period of three years. Foreign taxes are provided for based on each Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Temporary book-tax differences will reverse in a subsequent period.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows for each Fund:

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3. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders - continued

	Tax cost	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized appreciation (depreciation) on securities and other investments
Spartan Mid Cap Index Fund	$ 12,478,907	$ 805,164	$ (218,001)	$ 587,163
Spartan Small Cap Index Fund	12,615,595	1,024,411	(280,114)	744,297

Short-Term Trading (Redemption) Fees. Shares held by investors of Spartan Mid Cap Index Fund less than 30 days are subject to a redemption fee equal to 0.75% of the net asset value of shares redeemed. Shares held by investors of Spartan Small Cap Index Fund less than 90 days are subject to a redemption fee equal to 1.50% of the net asset value of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Funds and accounted for as an addition to paid in capital.

New Accounting Pronouncement. In May 2011, the Financial Accounting Standards Board issued Accounting Standard Update No. 2011-04, Fair Value Measurement (Topic 820) - Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and IFRSs. The update changes the wording used to describe the requirements in GAAP for measuring fair value and for disclosing information about fair value measurements. The update is effective during interim and annual periods beginning after December 15, 2011. Management is currently evaluating the impact of the update's adoption on the Funds' financial statement disclosures.

4. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Funds used derivative instruments (derivatives), including futures contracts, in order to meet their investment objectives. The strategy is to use derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Funds may not achieve their objectives.

The Funds' use of derivatives increased or decreased their exposure to the following risk:

Equity Risk

Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

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Notes to Financial Statements (Unaudited) - continued

4. Derivative Instruments - continued

Risk Exposures and the Use of Derivative Instruments - continued

The Funds are also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Funds will be unable to sell the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Funds. The Funds' maximum risk of loss from counterparty credit risk is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Funds. Counterparty risk related to exchange-traded futures contracts is minimal because of the protection provided by the exchange on which they trade. Derivatives involve, to varying degrees, risk of loss in excess of the amounts recognized in the Statement of Assets and Liabilities.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Funds, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period.

Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Spartan Mid Cap Index Fund
Equity Risk
Futures Contracts	$ (26,274)	$ 10,820
Totals (a)	$ (26,274)	$ 10,820
Spartan Small Cap Index Fund
Equity Risk
Futures Contracts	$ (11,729)	$ 9,928
Totals (a)	$ (11,729)	$ 9,928

(a) A summary of the value of derivatives by risk exposure as of period end, is included at the end of the Schedule of Investments and is representative of activity for the period.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Funds used futures contracts to manage their exposure to the stock market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent payments (variation margin) are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable is included in daily variation margin on futures contracts in the Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract.

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4. Derivative Instruments - continued

Futures Contracts - continued

The underlying face amount at value of open futures contracts at period end is shown in the Schedule of Investments under the caption "Futures Contracts." This amount reflects each contract's exposure to the underlying instrument at period end and is representative of activity for the period. Securities deposited to meet initial margin requirements are identified in the Schedule of Investments.

Certain risks arise upon entering into futures contracts, including the risk that an illiquid market limits the ability to close out a futures contract prior to settlement date.

5. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, are noted in the table below.

	Purchases ($)	Sales ($)
Spartan Mid Cap Index Fund	11,680,169	67,185
Spartan Small Cap Index Fund	11,756,474	75,747

6. Fees and Other Transactions with Affiliates.

Management Fee and Expense Contract. FMR and its affiliates provide the Funds with investment management related services for which the Funds pay a monthly management fee. The management fee is based on an annual rate of .12% and .15% of average net assets for Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund, respectively. Under the management contract, FMR pays all other fund-level expenses, except the compensation of the Independent Trustees and certain other expenses such as interest expense, including commitment fees.

In addition, under expense contracts, FMR pays class-level expenses as necessary so that the total expenses do not exceed certain amounts of each class' average net assets on an annual basis with certain exceptions, as noted in the following table:

	Investor Class	Fidelity Advantage Class	Institutional Class	Fidelity Advantage Institutional Class
Spartan Mid Cap Index Fund	.33%	.20%	.14%	.12%
Spartan Small Cap Index Fund	.36%	.23%	.17%	.15%

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Notes to Financial Statements (Unaudited) - continued

6. Fees and Other Transactions with Affiliates - continued

Sub-Adviser. Geode Capital Management, LLC (Geode), serves as sub-adviser for the Funds. Geode provides discretionary investment advisory services to the Funds and is paid by FMR for providing these services.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class. FIIOC receives transfer agent fees at an annual rate of .21%, .11%, .035% and .015% of average net assets for each Fund's Investor Class, Fidelity Advantage Class, Institutional Class and Fidelity Advantage Institutional Class, respectively. Under the expense contracts, each Investor Class, Fidelity Advantage Class and Institutional Class pays all or a portion of the transfer agent fees at an annual rate of .21%, .08% and .02% of average net assets, respectively. Each Fidelity Advantage Institutional Class does not pay transfer agent fees. For the period, the total transfer agent fees paid by each applicable class were as follows:

Amount
Spartan Mid Cap Index Fund
Investor Class	$ 791
Fidelity Advantage Class	370
Institutional Class	75
$ 1,236

Spartan Small Cap Index Fund
Investor Class	$ 803
Fidelity Advantage Class	359
Institutional Class	75
$ 1,237

7. Expense Reductions.

FMR contractually agreed to reimburse each class of Spartan Mid Cap Index Fund and Spartan Small Cap Index Fund to the extent annual operating expenses exceeded certain levels of average net assets as noted in the table below. This reimbursement will remain in place through June 20, 2013. Some expenses, for example interest expense, including commitment fees, are excluded from this reimbursement.

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7. Expense Reductions - continued

The following classes were in reimbursement during the period:

	Expense Limitations	Reimbursement from adviser
Spartan Mid Cap Index Fund
Investor Class	.26%	$269
Fidelity Advantage Class	.12%	392
Institutional Class	.08%	228
Fidelity Advantage Institutional Class	.06%	227

Spartan Small Cap Index Fund
Investor Class	.31%	$199
Fidelity Advantage Class	.17%	297
Institutional Class	.13%	157
Fidelity Advantage Institutional Class	.11%	156

8. Share Transactions.

Transactions for each class of shares were as follows:

	Shares A	Dollars A
Period ended October 31, 2011	2011	2011
Spartan Mid Cap Index Fund
Investor Class
Shares sold	329,645	$ 3,297,156
Shares redeemed	(250,001)	(2,565,010)
Net increase (decrease)	79,644	$ 732,146
Fidelity Advantage Class
Shares sold	585,685	$ 5,923,148
Net increase (decrease)	585,685	$ 5,923,148
Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Fidelity Advantage Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Spartan Small Cap Index Fund
Investor Class
Shares sold	362,661	$ 3,646,320
Shares redeemed	(250,001)	(2,567,510)
Net increase (decrease)	112,660	$ 1,078,810

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Notes to Financial Statements (Unaudited) - continued

8. Share Transactions - continued

	Shares A	Dollars A
Period ended October 31, 2011	2011	2011
Spartan Small Cap Index Fund
Fidelity Advantage Class
Shares sold	557,519	$ 5,652,211
Net increase (decrease)	557,519	$ 5,652,211
Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010
Fidelity Advantage Institutional Class
Shares sold	250,001	$ 2,500,010
Net increase (decrease)	250,001	$ 2,500,010

A For the period September 8, 2011 (commencement of operations) to October 31, 2011.

9. Other.

The Funds' organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Funds. In the normal course of business, the Funds may also enter into contracts that provide general indemnifications. The Funds' maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Funds. The risk of material loss from such claims is considered remote.

At the end of the period, FMR or its affiliates were the owners of record of approximately 86% of the total shares of the Funds.

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Board Approval of Investment Advisory Contracts and Management Fees

Spartan Mid Cap Index Fund

Spartan Small Cap Index Fund

On July 14, 2011, the Board of Trustees, including the Independent Trustees (together, the Board), voted to approve the management contract and sub-advisory agreements (together, the Advisory Contracts) for each fund. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, considered a broad range of information.

Nature, Extent, and Quality of Services Provided. The Board considered the staffing within the investment adviser, FMR, and the sub-advisers (together, the Investment Advisers), including the backgrounds of the funds' investment personnel and the funds' investment objectives and disciplines. The Board considered the structure of the portfolio manager compensation program and whether this structure provides appropriate incentives to act in the best interests of each fund.

Resources Dedicated to Investment Management and Support Services. The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staff, including its size, education, experience, and resources (including increased resources in non-United States offices), as well as the Investment Advisers' approach to recruiting, training, managing, and compensating investment personnel.

Shareholder and Administrative Services. The Board considered the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for each fund. The Board also considered the nature and extent of the Investment Adviser's supervision of third party service providers, principally custodians and subcustodians.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, and investor education materials and asset allocation tools.

Investment Performance. Each fund is a new fund and therefore had no historical performance for the Board to review at the time it approved each fund's Advisory Contracts.

Based on its review, the Board concluded that the nature, extent, and quality of the services provided by Fidelity to the funds will benefit each fund's shareholders.

Competitiveness of Management Fee and Total Fund Expenses. The Board considered each fund's proposed management fee out of which FMR will pay all "fund-level" expenses, with certain limited exceptions, and the projected total expenses of each class of the fund. The Board noted that each fund's proposed management fee rate, even before deducting projected payments by FMR, is lower than the median fee rate of funds with similar Lipper investment objective categories and comparable management fee characteristics.

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The Board also considered that the proposed contractual arrangements for each fund oblige FMR to pay all class-level expenses of each class of each fund and limit the total expenses of each class of each fund. These contractual arrangements may not be amended to increase fees shareholders pay without the approval of the Board. In addition, the Board considered that FMR had contractually agreed to reimburse each class of each fund to the extent that each class's total operating expenses (excluding interest, taxes, securities lending costs, brokerage commissions, extraordinary expenses, and acquired fund fees and expenses, if any), as a percentage of its average net assets exceed certain limits.

Based on its review, the Board concluded that each fund's management fee and the projected total expenses of each class of each fund were reasonable in light of the services that each fund and its shareholders will receive and the other factors considered.

Costs of the Services and Profitability.  Each fund is a new fund and therefore no revenue, cost, or profitability data was available for the Board to review in respect of each fund at the time it approved the Advisory Contracts. In connection with its future renewal of each fund's Advisory Contracts, the Board will consider the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing each fund and its shareholders.

Additional Information Requested by the Board: The Board also received information explaining that each fund's investments will be chosen using an investment discipline developed by Geode Capital Management, LLC, the sub-adviser to Fidelity's equity index funds.

Economies of Scale. The Board will consider economies of scale when there is operating experience to permit assessment thereof. It noted that, notwithstanding the entrepreneurial risk associated with a new fund, the management fee was at a level normally associated, by comparison with competitors, with very high fund net assets, and Fidelity asserted to the Board that the level of the fee anticipated economies of scale at lower asset levels even before, if ever, economies of scale are achieved. The Board also noted that each fund and its shareholders would have access to the very considerable number and variety of services available through Fidelity and its affiliates.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board ultimately concluded that the advisory fee structures are fair and reasonable, and that each fund's Advisory Contracts should be approved.

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Investment Adviser

Fidelity Management & Research
Company

Boston, MA

Investment Sub-Adviser

FMR Co., Inc.

Geode Capital Management, LLC

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Service Agents

Fidelity Service Company, Inc.

Boston, MA

Fidelity Investments Institutional
Operations Company, Inc.

Boston, MA

Custodian

State Street Bank and Trust Company

Boston, MA

MCX-I-SCX-I-USAN-1211
1.929322.100

Item 2. Code of Ethics

Not applicable.

Item 3. Audit Committee Financial Expert

Not applicable.

Item 4. Principal Accountant Fees and Services

Not applicable.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Investments

(a) Not applicable.

(b) Not applicable

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Salem Street Trust's Board of Trustees.

Item 11. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Salem Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 12. Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Salem Street Trust

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 22, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John R. Hebble
John R. Hebble
President and Treasurer

Date:	December 22, 2011
By:	/s/ Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	December 22, 2011